  As filed with the U.S. Securities and Exchange Commission on November 24, 2003

                                              1940 Act Registration No. 811-4062
                                                       1933 Act File No. 2-92136

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

                  Pre-Effective Amendment No.                                /_/
                                                          --------

                  Post-Effective Amendment No.               40              /X/
                                                          --------

                                                      and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                  Amendment No.            43
                                        ---------

                        (Check appropriate box or boxes)

                                 GAM Funds, Inc.
                                 ---------------
               (Exact Name of Registrant as Specified in Charter)

                    135 East 57th Street, New York, NY 10022
                    ----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 407-4600
                                 --------------
              (Registrant's Telephone Number, including Area Code)

            GAM Funds, Inc., 135 East 57th Street, New York, NY 10022
            ---------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Public Offering:    As soon as practical after the effective
                                        date of this amendment to the registration
                                        statement.

It is proposed that this filing will become effective (check appropriate box):

            /X/   immediately upon filing pursuant to paragraph (b) of Rule 485

            /_/   on (date) pursuant to paragraph (b) of Rule 485

            /_/   60 days after filing pursuant to paragraph (a)(1) of Rule 485

            /_/   on April 30, 2003 pursuant to paragraph (a)(1) of Rule 485

            /_/   75 days after filing pursuant to paragraph (a)(2) of Rule 485

            /_/   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                    This  post-effective  amendment  designates a new  effective date for a previously filed post-effective amendment.

            GAM GLOBAL FUND                           GAM(R)FUNDS, INC.

           GAM INTERNATIONAL                   PROSPECTUS o November 24, 2003
                  FUND

           GAM PACIFIC BASIN
                  FUND

           GAM JAPAN CAPITAL
                  FUND

            GAM EUROPE FUND

              GAM AMERICAN
               FOCUS FUND

            GAMERICA CAPITAL
                  FUND

         GAM GABELLI LONG/SHORT
                  FUND

GAM Funds, Inc. (the "Company") is a diversified,  open-end  investment company.
The  Company  offers  investors  the  opportunity  to invest in eight  different portfolios (the "Funds") which invest primarily in equity securities.  Shares of one  portfolio  may be  exchanged  for  shares  of the  same  class  of  another portfolio.

The Funds described in this  Prospectus,  other than GAM American Focus Fund and
GAM Gabelli Long/Short Fund, are managed solely by GAM International  Management
Limited ("GIML").  GAM USA Inc. ("GAM USA") serves as the Investment  Advisor to the GAM American Focus Fund. GIML and GAMCO Investors,  Inc.  ("GAMCO") serve as
Co-Investment   Advisors  to  the  GAM   Gabelli   Long/Short   Fund  (each,   a
"Co-Investment Advisor," and together, the "Co-Investment Advisors").  GIML, GAM
USA and GAMCO are  collectively  referred to as the  "Investment  Advisors." GAM
Services, Inc. ("GAM Services"), an affiliate of GAM USA and GIML, serves as the principal underwriter for the Funds' securities.

Neither the Securities and Exchange  Commission ("SEC") nor any state securities commission has approved the Funds' shares as an investment.  Neither the SEC nor any state security  commission has determined if this  Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investments  in the Funds are not deposits or  obligations  of, or guaranteed or endorsed  by, any bank,  and are not  federally  insured by the Federal  Deposit
Insurance  Corporation,   the  Federal  Reserve  Board,  or  any  other  agency.
Investments in the Funds involve investment risk, including the possible loss of principal.

Table of Contents

I.       RISK AND RETURN SUMMARY

III.     SHAREHOLDER INFORMATION

I.       Risk and Return Summary
================================================================================

GAM Global Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests  primarily in common  stocks of companies in any country of the world,  including the United States,  Canada,  Europe and the Pacific Basin. The
Fund may also invest in the securities of issuers in emerging market  countries.
Under  normal  market  conditions,  the Fund will invest in stocks  issued in at least three different countries.

If the investment advisor determines that the long-term capital  appreciation of bonds  may equal or  exceed  the  return  on  stocks,  then the Fund may  invest substantially  in bonds issued either by governments  or government  agencies or corporations  without  regard to the maturity of such bonds.  To  determine  the relative  attractiveness of stocks versus bonds, the investment advisor compares the  stock's  earnings  yield to  short-  and  long-term  interest  rates.  Debt securities in which the Fund may invest are not required to have any rating. The
Fund may not  invest  more  than 5% of its  assets  in bonds  rated  lower  than investment grade.

In selecting  either a stock or bond, the  investment  advisor uses a "top down"
three-step  approach  screening  potential  investments  by country,  sector and security.  Countries and sectors are avoided when the investment advisor regards them as too risky  based on an  economic  analysis  that  examines,  among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency.  The investment  advisor seeks growth stocks at reasonable prices.
Generally, the investment advisor prefers companies with:

o    Good industry  fundamentals  (sound balance sheet;  solid earnings  record;
     strong forecasted earnings growth)
o    "Pricing  power"  (the  ability  to raise  prices  at or above  the rate of inflation)
o    High market share
o    Some  degree  of  "organic"  growth  not tied to the  overall  state of the economy  (strength of the ongoing  business  itself  absent  growth tied to mergers and acquisitions)

Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when news on the company  indicates a change in the company's  prospects.
For example, a loss of market share or  less-than-expected  or negative earnings growth would indicate a deterioration of fundamentals.  Sales are also triggered when a company  reaches a high price per  earnings  ratio  relative  to earnings growth and interest rates.

The investment advisor does not screen potential  companies based on size of the company.  Rather,  the  investment  advisor  takes into  account  its ability to purchase  or sell the  company's  stock with  relative  ease within a short time frame.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its agencies  and  instrumentalities,  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the United States government. For example,  obligations issued by the Federal
Home Loan Bank are supported  only by the issuer's right to borrow from the U.S.
Treasury,  while  those  issued by the  Federal  National  Mortgage  Association
(Fannie Mae) are supported only by the credit of the issuer.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic  conditions,  investor  perceptions and market liquidity.  Investing in foreign  securities  generally  involves  greater  risk than  investing  in U.S.
securities.  Foreign  securities  prices may vary more widely than those of U.S.
securities  because  of  economic,   financial,   political  or  social  factors
including:

o    Political conditions  Government  regulation or action may adversely affect
     foreign   markets   through  the  impo-

     sition of capital controls, the nationalization of companies or industries, excessive taxes, or similar items.

o    Information There is likely to be less available  information about foreign securities than is available about U.S.  companies.  Foreign  companies may not be subject to the same accounting standards as U.S. companies.  Foreign issuers  may  be  subject  to  less  stringent  government  supervision  or regulation of financial markets and business practices than U.S. issuers.

o    Liquidity  Non-U.S.  securities  may  trade on small  exchanges  less  well regulated  than U.S.  exchanges,  may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o    Commissions and fees Brokerage fees and  commissions  are generally  higher abroad than in the U.S.

o    Emerging markets Countries in emerging markets may have relatively unstable governments,  economies  based  on only a few  industries,  and  securities markets that trade a small number of issues.

o    Currency Fluctuations in currencies,  local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments-including  stocks and bonds,  and  the mutual funds that invest in them.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                 GAM GLOBAL FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each of the last ten years.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                        GAM Global Fund
                        Class A Share
                        Annual Total Returns
                        As of December 31

          93                   75.3
          94                  -16.15
          95                   36.25
          96                   12.74
          97                   34.95
          98                    2.57
          99                   14.23
          00                  -16.34
          01                  -13.35
          02                  -20.28

Total Return January 1, 2003 to September 30, 2003:  15.11%

Highest and Lowest Returns
Highest Performing Quarter:           27.26% in 4th quarter of 1993
Lowest Performing Quarter:           -17.48% in 3rd quarter of 2002

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes  compare to those of a  broad-based  securities  market index.  In addition,  after-tax  returns are presented for Class A Shares of the
Fund.  The  after-tax  returns  are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI World Index is a broad market index used for comparative purposes.

GAM Global Fund
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI World Index
As of December 31, 2002

                                                                           10 Year
Class                                                                 (or Life-of-Class
   (inception date)                         1 Year       5 Year    if less than 10 Years)

A Shares (May 28, 1986)
   (after maximum sales charge of 5.50%)
Return Before Taxes                         -24.66%       -8.54%            6.90%
Return After Taxes on Distributions         -24.66%       -8.81%            4.90%
Return After Taxes on Distributions
   and Sale of Fund Shares***               -15.02%       -6.62%            4.83%

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                      -24.95%         N/A           -11.47%

C Shares (May 19, 1998)
   (with deferred sales charge)+
   Return Before Taxes                      -22.10%         N/A           -11.24%

D Shares (October 6, 1995)
   (after maximum sales charge of 3.5%)
   Return Before Taxes                      -24.22%       -8.68%            0.26%

MSCI World Index**                          -19.54%       -1.76%            6.69%

*    Returns of MSCI World Index were for the Life-of-Class B: -4.95%, C: -4.84%
     and D: 3.45%.
**   The MSCI World  Index is an  unmanaged,  broad-based  index of foreign  and domestic securities and includes  reinvestment of dividends.  Investors may not purchase indices directly.
***  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.
+    The average  annual total  returns  presented  for the Class C shares shown above do not reflect any front-end  sales charge.  However,  Class C shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Global Fund Investor Expenses
Shareholder Transaction Expenses

                                           CLASS A     CLASS B   CLASS C    CLASS D

Sales charges (fees paid directly
from your investment)
---------------------------------------- ------------ ---------- --------- ---------

Maximum Sales Charge
(as a percentage of the offering price)       5.50%     5.00%     1.00%     3.50%

Maximum Front-End Sales Charge
(as a percentage of the offering price)       5.50%     0.00%     0.00%     3.50%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                           0.00%*     5.00%     1.00%     0.00%

Redemption Fee (paid directly from
your investment upon redemption)**            1.00%     0.00%     0.00%     1.00%

Annual Fund  operating  expenses
(% of net assets) (expenses  that are
deducted from Fund assets)
---------------------------------------- ------------ ---------- --------- ---------

Management Fees                               1.00%     1.00%     1.00%     1.00%
Distribution (12b-1) Fees                     0.30%     1.00%     1.00%     0.50%
Other Expenses                                1.92%     2.16%     2.47%     3.20%
Total Fund Operating Expenses                 3.22%     4.16%     4.47%     4.70%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Global Fund

                     CLASS A*       CLASS B**        CLASS C      CLASS D*

EXAMPLE #1

----------------- --------------- --------------- ------------- -------------
For one year           857              918           548           804
For three years       1487             1564          1352          1717
For five years        2141             2324          2265          2635
For ten years         3878             4143          4590          4954

EXAMPLE #2

----------------- --------------- --------------- ------------- -------------
For one year           857              418           448           804
For three years       1487             1264          1352          1717
For five years        2141             2124          2265          2635
For ten years         3878             4143          4590          4954

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.

**   The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time  engage in short  selling  of  securities.  Short selling is an investment technique wherein the Fund sells a security it does not own  anticipating  a decline in the market  value of the  security.  Losses from short sales  differ  from  losses  that could be  incurred  from a purchase of a security, because losses from short sales may be unlimited,  whereas losses from purchases can equal only the total amount invested.

The  frequency of short sales will vary  substantially  under  different  market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot  eliminate  fluctuations in the prices of foreign  securities,  and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the Internal Revenue Code.

GAM International Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests  primarily in common  stocks of companies in any country of the world,  other than the United  States--normally  Canada,  Europe and the Pacific
Basin.  The Fund may also invest in the securities of issuers in emerging market countries. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries.

In addition,  if the investment  advisor  determines that the long-term  capital appreciation  of bonds may equal or exceed the  return on stocks,  then the Fund may invest  substantially  in bonds issued either by  governments  or government agencies or  corporations  without  regard to the  maturity  of such  bonds.  To determine the relative  attractiveness  of stocks versus bonds,  the  investment advisor  compares the stock's  earnings  yield to short- and long-term  interest rates. Debt securities in which the Fund may invest are not required to have any rating.  The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting  either a stock or bond, the  investment  advisor uses a "top down"
three-step  approach  screening  potential  investments  by country,  sector and security.  Countries and sectors are avoided when the investment advisor regards them as too risky  based on an  economic  analysis  that  examines,  among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency.  The investment  advisor seeks growth stocks at reasonable prices.
Generally, the investment advisor prefers companies with:

o    Good industry  fundamentals  (sound balance sheet;  solid earnings  record;
     strong forecasted earnings growth)
o    "Pricing  power"  (the  ability  to raise  prices  at or above  the rate of inflation)
o    High market share
o    Some  degree  of  "organic"  growth  not tied to the  overall  state of the economy  (strength of the ongoing  business  itself  absent  growth tied to mergers and acquisitions)

Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when news on the company  indicates a change in the company's  prospects.
For example, a loss of market share or  less-than-expected  or negative earnings growth would indicate a deterioration of fundamentals.  Sales are also triggered when a company  reaches a high price per  earnings  ratio  relative  to earnings growth and interest rates.

The investment advisor does not screen potential  companies based on size of the company.  Rather,  the  investment  advisor  takes into  account  its ability to purchase  or sell the  company's  stock with  relative  ease within a short time frame.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its agencies  and  instrumentalities,  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the United States government. For example,  obligations issued by the Federal
Home Loan Bank are supported  only by the issuer's right to borrow from the U.S.
Treasury,  while  those  issued by the  Federal  National  Mortgage  Association
(Fannie Mae) are supported only by the credit of the issuer.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic  conditions,  investor  perceptions and market liquidity.  Investing in foreign  securities  generally  involves  greater  risk than  investing  in U.S.
securities.  Foreign  securities  prices may vary more widely than those of U.S.
securities  because  of  economic,   financial,   political  or  social  factors
including:

o    Political conditions  Government  regulation or action may adversely affect
     foreign   markets   through  the  impo-

     sition of capital controls, the nationalization of companies or industries, excessive taxes, or similar items.

o    Information There is likely to be less available  information about foreign securities than is available about U.S.  companies.  Foreign  companies may not be subject to the same accounting standards as U.S. companies.  Foreign issuers  may  be  subject  to  less  stringent  government  supervision  or regulation of financial markets and business practices than U.S. issuers.

o    Liquidity  Non-U.S.  securities  may  trade on small  exchanges  less  well regulated  than U.S.  exchanges,  may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o    Commissions and fees Brokerage fees and  commissions  are generally  higher abroad than in the U.S.

o    Emerging markets Countries in emerging markets may have relatively unstable governments,  economies  based  on only a few  industries,  and  securities markets that trade a small number of issues.

o    Currency Fluctuations in currencies,  local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

                             GAM INTERNATIONAL FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each of the last ten years.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                      GAM International Fund
                      Class A Share
                      Annual Total Returns
                      As of December 31

         93                  79.96
         94                 -10.23
         95                  30.09
         96                   8.98
         97                  28.93
         98                   7.22
         99                   6.99
         00                 -22.74
         01                 -24.53
         02                 -15.35

Total Return January 1, 2003 to September 30, 2003:  14.15%

Highest and Lowest Returns
Highest Performing Quarter:       31.00% in 4th quarter of 1999
Lowest Performing Quarter:       -18.13% in 3rd quarter of 2002

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes  compare to those of a  broad-based  securities  market index.  In addition,  after-tax  returns are presented for Class A Shares of the
Fund.  The  after-tax  returns  are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI EAFE Index is a broad market index used for comparative purposes.

GAM International Fund
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI EAFE Index

As of December 31, 2002

                                                                           10 Year
Class                                                                 (or Life-of-Class
   (inception date)                         1 Year       5 Year    if less than 10 Years)

A Shares (January 2, 1985)
   (after maximum sales charge of 5.50%)
Return Before Taxes                        -20.01%       -11.76%            4.68%
Return After Taxes on Distributions        -20.01%       -13.31%            2.27%
Return After Taxes on Distributions
   and Sale of Fund Shares***              -12.19%        -9.30%            2.94%

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                     -20.24%           N/A          -15.53%

C Shares (May 19, 1998)
   (with deferred sales charge)+
   Return Before Taxes                     -16.93%           N/A          -14.76%

D Shares (September 18, 1995)
   (after maximum sales charge of 3.5%)
   Return Before Taxes                     -18.75%        -11.56%          -2.60%

MSCI EAFE Index**                          -15.66%         -2.61%           4.30%

*    Returns of MSCI EAFE Index were for the  Life-of-Class B: -6.28%, C: -5.75%
     and D: 0.21%.
**   The MSCI EAFE (Europe,  Australia, Far East) Index is an unmanaged index of foreign stocks in Austria,  Australia,  Belgium,  Denmark, Finland, France,
     Germany,  Hong Kong,  Ireland,  Italy,  Japan,  Netherlands,  New  Zealand,
     Norway,  Portugal,  Singapore,  Spain,  Sweden,  Switzerland and the UK and
     includes  reinvestment  of dividends.  Investors  may not purchase  indices directly.
***  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.
+    The average  annual total  returns  presented  for the Class C shares shown above do not reflect any front-end  sales charge.  However,  Class C shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

                                       11

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM International Fund Investor Expenses
Shareholder Transaction Expenses

                                           CLASS A     CLASS B   CLASS C    CLASS D

Sales charges (fees paid directly
from your investment)
---------------------------------------- ------------ ---------- --------- ---------

Maximum Sales Charge
(as a percentage of the offering price)       5.50%     5.00%     1.00%     3.50%

Maximum Front-End Sales Charge
(as a percentage of the offering price)       5.50%     0.00%     0.00%     3.50%

Maximum Deferred Sales Charge
(as a percentage of the original purchase
purchase price or the amount redeemed,
whichever is less)                            0.00%*    5.00%     1.00%     0.00%

Redemption Fee (paid directly from
your investment upon redemption)**            1.00%     0.00%     0.00%     1.00%

Annual Fund  operating  expenses
(% of net assets) (expenses  that are
deducted from Fund assets)
---------------------------------------- ------------ ---------- --------- --------------

Management Fees                               1.00%     1.00%     1.00%     1.00%
Distribution (12b-1) Fees                     0.30%     1.00%     1.00%     0.50%
Other Expenses                                0.95%     0.94%     0.99%     1.13%
Total Fund Operating Expenses                 2.25%     2.94%     2.99%     2.63%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM International Fund

                     CLASS A*       CLASS B**        CLASS C      CLASS D*

EXAMPLE #1

----------------- --------------- --------------- ------------- -------------
For one year            766             797           402           607
For three years        1215            1210           924          1139
For five years         1689            1748          1572          1696
For ten years          2993            3099          3308          3210

EXAMPLE #2

----------------- --------------- --------------- ------------- -------------
For one year            766             297           302           607
For three years        1215             910           924          1139
For five years         1689            1548          1572          1696
For ten years          2993            3099          3308          3210

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.
**   The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

                                       12

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time  engage in short  selling  of  securities.  Short selling is an investment technique wherein the Fund sells a security it does not own  anticipating  a decline in the market  value of the  security.  Losses from short sales  differ  from  losses  that could be  incurred  from a purchase of a security, because losses from short sales may be unlimited,  whereas losses from purchases can equal only the total amount invested.

The  frequency of short sales will vary  substantially  under  different  market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

o    Contracts for Difference A Contract for Difference is an agreement  between two parties to settle at the close of the contract the  difference  between the  opening  price  and  closing  price of a  security  identified  in the contract,  multiplied  by the number of shares  specified in the  contract.
     When entering into a Contract for Difference,  the Fund attempts to predict either that the price of the security  will fall (taking a short  position)
     or that the price of the security will rise (taking a long position).

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

In addition,  the Fund may invest in other  financial  instruments  that provide exposure  to an  underlying  position  or  other  instrument.  The  gain or loss experienced  by the Fund will  depend  on  whether  the price of the  underlying instrument rises or falls.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements; if

                                       13

     the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all.  Hedging  cannot  eliminate  fluctuations  in the  prices of foreign  securities,  and there is no assurance that such hedging  attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the Internal Revenue Code.

                                       14

GAM Pacific Basin Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in investments that are  economically  tied to the Pacific Basin. A company will be considered  economically  tied to the  Pacific  Basin if a) at least  50% of the company's  assets are located in the Pacific  Basin or at least 50% of its total revenues  are derived  from goods or services  produced in the Pacific  Basin or sales  made in the  Pacific  Basin;  b) the  principal  trading  market  for the company's  securities is in the Pacific Basin; or c) the company is incorporated under the laws of a country in the Pacific  Basin.  The Pacific  Basin  includes
Japan,  Hong  Kong,  Singapore,  Malaysia,  Thailand,  Vietnam,  Indonesia,  the
Philippines, Korea, China, Taiwan, India, Australia and New Zealand.

The Fund invests primarily in common stock, and under normal market  conditions, the Fund will invest in stocks issued in at least three different countries. The
Fund has a fundamental policy of concentrating at least 25% of its assets in the financial services sector.  Thus, more than 25% of the value of the total assets of the Fund will ordinarily be invested in the financial services sector,  which sector  includes  banking,  financial  services,  insurance and real estate.  In addition,  if the  investment  advisor  determines  that the  long-term  capital appreciation  of bonds may equal or exceed the  return on stocks,  then the Fund may invest  substantially  in bonds issued either by  governments  or government agencies or  corporations  without  regard to the  maturity of such bonds.  Debt securities in which the Fund may invest are not required to have any rating. The
Fund may not  invest  more  than 5% of its  assets  in bonds  rated  lower  than investment grade.

In selecting investments for the Fund, the investment advisor looks first at the economic  environment  and attempts to exclude  speculative  and highly illiquid countries.  Specific sectors and stocks are excluded when viewed as over-valued.
Within those markets identified for investment, the investment advisor employs a fundamental investment process focusing on factors such as:

o    Experience and shareholder focus of company management
o    Financial  health  including the strength of the balance sheet,  cash flow, earnings quality and long-term growth
o    Competitive position within the industry
o    Price of the stock compared to forecasted growth rate
o    Liquidity as measured by market  capitalization  and daily trading volume
o    Capability of management

Stocks selected tend to have higher return on equity,  higher growth in earnings per share and  higher  growth in cash flow per share  than the  benchmark  index
(MSCI   Pacific   Index).   Companies   selected   tend  to  have  large  market
capitalizations  with high  liquidity,  although the Fund is not  restricted  in terms of the size of the  companies in which it invests.  Sales are triggered by an  assessment  that the  stock is no  longer a good  value or that  fundamental prospects have  deteriorated.  A deterioration of fundamentals  occurs when, for example,  management  leaves,  the industry goes into a decline,  or the company becomes overvalued by the markets.  Sales are also triggered when the investment advisor determines that there may be better opportunities elsewhere.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its  agencies  and  instrumentalities  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the United States government. For example,  obligations issued by the Federal
Home Loan Bank are supported  only by the issuer's right to borrow from the U.S.
Treasury,  while  those  issued by the  Federal  National  Mortgage  Association
(Fannie Mae) are supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in  investments  in the Pacific
Basin.

                                       15

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic conditions,  investor perceptions and market liquidity.  Since the Fund invests principally in the Pacific Basin, it will be impacted by regional events there to a greater  extent than a more broadly  diversified  fund.  Investing in foreign  securities  generally  involves  greater  risk than  investing  in U.S.
securities.  Foreign  securities  prices may vary more widely than those of U.S.
securities  because  of  economic,   financial,   political  or  social  factors
including:

o    Political conditions  Government  regulation or action may adversely affect
     foreign   markets   through  the  imposition  of  capital   controls,   the
     nationalization  of companies or industries,  excessive  taxes,  or similar items.

o    Information There is likely to be less available  information about foreign securities than is available about U.S.  companies.  Foreign  companies may not be subject to the same accounting standards as U.S. companies.  Foreign issuers  may  be  subject  to  less  stringent  government  supervision  or regulation of financial markets and business practices than U.S. issuers.

o    Liquidity  Non-U.S.  securities  may  trade on small  exchanges  less  well regulated  than U.S.  exchanges,  may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o    Commissions and fees Brokerage fees and  commissions  are generally  higher abroad than in the U.S.

o    Emerging markets Countries in emerging markets may have relatively unstable governments,  economies  based  on only a few  industries,  and  securities markets that trade a small number of issues.

o    Currency Fluctuations in currencies,  local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risks may affect a single issuer, industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

                                       16

Since  the Fund will  concentrate  its  investments  in the  financial  services
sector,  it  may  be  subject  to  greater  share  price   fluctuations  than  a
non-concentrated  fund and there is the risk that the Fund will  perform  poorly during a downturn in that  sector.  Also,  changes in  government  policies  and regulation, interest rates, currency exchange rates, and other factors affecting the  financial  markets  may  affect  businesses  in  the  finance  sector  more significantly.  In  addition,  as the Fund's  investments  are  concentrated  in investments in the financial  services sector in the Pacific Basin, the Fund may be more volatile than a more diversified Pacific Basin sector fund.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.  Also, the Fund may only be appropriate if you can tolerate concentrated investments in a single  market  sector  within the Pacific  Basin  region.  The Fund should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

                                       17

                             GAM PACIFIC BASIN FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each of the last ten years.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                      GAM Pacific Basin Fund
                      Class A Share
                      Annual Total Returns
                      As of December 31

         93                  51.52
         94                   7.41
         95                   4.56
         96                  -0.39
         97                 -30.00
         98                  -3.99
         99                  74.91
         00                 -23.21
         01                 -17.45
         02                 -12.41

Total Return January 1, 2003 to September 30, 2003:  22.69%

Highest and Lowest Returns
Highest Performing Quarter:       36.64% in 4th quarter of 1999
Lowest Performing Quarter:       -26.11% in 4th quarter of 1997

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes  compare to those of a  broad-based  securities  market index.  In addition,  after-tax  returns are presented for Class A Shares of the
Fund.  The  after-tax  returns  are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI Pacific Index is a broad market index used for comparative purposes.

GAM Pacific Basin Fund

1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI Pacific Index

As of December 31, 2002

                                                                           10 Year
Class                                                                 (or Life-of-Class
   (inception date)                         1 Year       5 Year    if less than 10 Years)

A Shares (May 6, 1987)
   (after maximum sales charge of 5.50%)
Return Before Taxes                         -17.22%       -2.50%            0.44%
Return After Taxes on Distributions         -17.22%       -4.48%           -2.19%
Return After Taxes on Distributions
   and Sale of Fund Shares***               -10.49%       -2.81%           -0.48%

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                      -18.19%         N/A            -2.69%

C Shares (June 1, 1998)
   (with deferred sales charge)+
   Return Before Taxes                      -16.62%         N/A            -4.72%

D Shares (October 18, 1995)
   (after maximum sales charge of 3.5%)
   Return Before Taxes                      -17.47%       -3.22%           -6.87%

MSCI Pacific Index**                         -9.01%       -3.87%           -1.18%

*    Returns of MSCI Pacific  Index were for the  Life-of-Class  B:  -3.43%,  C:
     -2.31% and D: -6.71%.
**   The MSCI Pacific Index is an unmanaged  index of  securities  listed on the
     stock  exchanges  of  Australia,   Hong  Kong,   Japan,   New  Zealand  and
     Singapore/Malaysia  and includes  reinvestment of dividends.  Investors may not purchase indices directly.
***  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.
+    The average  annual total  returns  presented  for the Class C shares shown above do not reflect any front-end  sales charge.  However,  Class C shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

                                       18

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Pacific Basin Fund Investor Expenses
Shareholder Transaction Expenses
                                           CLASS A     CLASS B   CLASS C    CLASS D

Sales charges (fees paid directly
from your investment)
---------------------------------------- ------------ ---------- --------- ---------

Maximum Sales Charge
(as a percentage of the offering price)       5.50%     5.00%     1.00%     3.50%

Maximum Front-End Sales Charge
(as a percentage of the offering price)       5.50%      0.00%    0.00%     3.50%

Maximum Deferred Sales Charge
(as a percentage of the original purchase
price or the amount redeemed, whichever is
less)                                         0.00%*    5.00%     1.00%     0.00%

Redemption Fee (paid directly from
your investment upon redemption)**            1.00%     0.00%     0.00%     1.00%

Annual Fund  operating  expenses
(% of net assets) (expenses  that are
deducted from Fund assets)
---------------------------------------- ------------ ---------- --------- --------------

Management Fees                               1.00%     1.00%     1.00%     1.00%
Distribution (12b-1) Fees                     0.30%     1.00%     1.00%     0.50%
Other Expenses                                2.30%     3.06%     5.01%     4.36%
Total Fund Operating Expenses***              3.60%     5.06%     7.01%     5.86%
Expense Reimbursement                         1.10%     1.86%     3.81%     3.16%
Net Expenses****                              2.50%     3.20%     3.20%     2.70%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.
***  Effective November 20, 2003, the Advisor, GAM USA, has contractually agreed to  reimburse  expenses  of each  class of GAM  Pacific  Basin Fund for the remainder of fiscal year 2003.  The expenses paid by the Fund will be lower than the total fund operating expenses shown.
**** For the 2004 fiscal year,  the Advisor will  reimburse the GAM Pacific Basin
     Fund when necessary so that total fund expenses,  including management fee, custody and administrative fees, as well as other expenses (excluding 12b-1 fees),  will not exceed 2.20% of average net assets on an annualized  basis through  December  31, 2004.  The  Advisor,  however,  may  recapture  such reimbursements  through December 31, 2005 if the actual expense ratio falls below 2.20% exclusive of the 12b-1 fee.  Therefore,  if the assets increase to a certain level, the Advisor will recapture such reimbursements  through
     December 31, 2005. At no time will the Advisor recapture  reimbursements if immediately  after such recapture the annualized  expense ratio of the Fund was greater than 2.20% annualized exclusive of the 12b-1 fee.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Pacific Basin Fund

                     CLASS A*       CLASS B**        CLASS C      CLASS D*

EXAMPLE #1

----------------- --------------- --------------- ------------- -------------
For one year           789              823           423            614
For three years       1286             1286           986           1159
For five years        1807             1874          1674           1730
For ten years         3230             3343          3503           3276

EXAMPLE #2

----------------- --------------- --------------- ------------- -------------
For one year           789              323           323           614
For three years       1286              986           986          1159
For five years        1807             1674          1674          1730
For ten years         3230             3343          3503          3276

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.
**   The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

                                       19

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment which  begins  to  deteriorate,  there  may be no way to sell it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the Internal Revenue Code.

GAM Japan Capital Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in investments  that are  economically  tied to Japan. A company will be considered economically  tied to Japan  if a) at  least  50% of the  company's  assets  are located in Japan or at least 50% of its total revenues are derived from goods or services  produced  in Japan or sales made in Japan;  b) the  principal  trading market  for  the  company's  securities  is in  Japan;  or  c)  the  company  is incorporated under the laws of Japan.

The Fund invests primarily in common stock of Japanese  companies.  In addition, if the investment advisor determines that the long-term capital  appreciation of bonds  may equal or  exceed  the  return  on  stocks,  then the Fund may  invest substantially  in bonds issued either by governments  or government  agencies or corporations  without regard to the maturity of such bonds.  Debt  securities in which the Fund may invest are not required to have any rating.  The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting investments for the Fund, the investment advisor looks first at the economic  environment  and  attempts  to exclude  sectors  and stocks  viewed as over-valued.  Within  those areas  identified  for  investment,  the  investment advisor employs a fundamental investment process focusing on factors such as:

o    Experience and shareholder focus of company management
o    Financial  health  including the strength of the balance sheet,  cash flow, earnings quality and long-term growth
o    Competitive position within the industry
o    Price of the stock compared to forecasted growth rate
o    Liquidity as measured by market capitalization and daily trading volume

Stocks selected tend to have higher return on equity,  higher growth in earnings per share and higher  growth in book value per share  than the  benchmark  index
(Tokyo  Stock  Exchange  Index).  Companies  selected  tend  to  have  a  market capitalization of over $1 billion,  although the Fund is not restricted in terms of the size of the  companies  in which it invests.  Sales are  triggered  by an assessment  that  the  stock  is no  longer  a good  value  or that  fundamental prospects have deteriorated.  For example,  fundamental prospects are considered to have  deteriorated  when the company has been discounted in value in terms of its price per earnings ratio.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its  agencies  and  instrumentalities  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the United States government. For example,  obligations issued by the Federal
Home Loan Bank are supported  only by the issuer's right to borrow from the U.S.
Treasury,  while  those  issued by the  Federal  National  Mortgage  Association
(Fannie Mae) are supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of investing at least 80% of its assets in investments in Japan.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic  conditions,  investor  perceptions and market liquidity.  Investing in foreign  securities  generally  involves  greater  risk than  investing  in U.S.
securities.  Since the Fund invests principally in Japan, it will be impacted by national events there to a greater extent than a more broadly  diversified

                                       21

fund.  Foreign  securities  prices  may  vary  more  widely  than  those of U.S.
securities  because  of  economic,   financial,   political  or  social  factors
including:

o    Political conditions  Government  regulation or action may adversely affect
     foreign   markets   through  the  imposition  of  capital   controls,   the
     nationalization  of companies  or  industries,  excessive  taxes or similar items.

o    Information There is likely to be less available  information about foreign securities than is available about U.S.  companies.  Foreign  companies may not be subject to the same accounting standards as U.S. companies.  Foreign issuers  may  be  subject  to  less  stringent  government  supervision  or regulation of financial markets and business practices than U.S. issuers.

o    Liquidity  Non-U.S.  securities  may  trade on small  exchanges  less  well regulated  than U.S.  exchanges,  may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o    Commissions and fees Brokerage fees and  commissions  are generally  higher abroad than in the U.S.

o    Emerging markets Countries in emerging markets may have relatively unstable governments,  economies  based  on only a few  industries,  and  securities markets that trade a small number of issues.

o    Currency Fluctuations in currencies,  local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                       22

                             GAM JAPAN CAPITAL FUND

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each year since its  inception.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                     GAM Japan Capital Fund
                     Class A Share
                     Annual Total Returns
                     As of December 31

        95                   6.45
        96                   0.15
        97                  -2.58
        98                  -2.75
        99                  87.05
        00                 -32.30
        01                 -23.25
        02                 -18.21

Total Return January 1, 2003 to September 30, 2003:  25.48%

Highest and Lowest Returns
Highest Performing Quarter:       21.68% in 4th quarter of 1999
Lowest Performing Quarter:       -17.34% in 4th quarter of 2000

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes  compare to those of a  broad-based  securities  market index.  In addition,  after-tax  returns are presented for Class A Shares of the
Fund.  The  after-tax  returns  are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The Tokyo Stock  Exchange  Index is a broad  market  index used for  comparative purposes.

GAM Japan Capital Fund
1-, 5-, and  Life-of-Class  Average  Annual Total Return for all Relevant  Share
Classes Plus a Comparison to the Tokyo Stock Exchange Index

As of December 31, 2002

                                                                           10 Year
Class                                                                 (or Life-of-Class
   (inception date)                         1 Year       5 Year    if less than 10 Years)

A Shares (July 1, 1994)
   (after maximum sales charge of 5.50%)
Return Before Taxes                         -22.71%       -6.09%           -3.63%
Return After Taxes on Distributions         -22.71%       -8.09%           -5.58%
Return After Taxes on Distributions
   and Sale of Fund Shares***               -13.83%       -4.96%           -3.22%

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                      -23.94%         N/A            -7.41%

C Shares (May 19, 1998)
   (with deferred sales charge)+
   Return Before Taxes                      -22.30%         N/A            -7.72%

Tokyo Stock Exchange Index**                 -8.89%       -3.87%           -8.89%

*    Returns of Tokyo Stock Exchange Index (TOPIX) were for the Life-of-Class B:
     -4.08% and C: -4.13%.
**   The TOPIX is an unmanaged  composite index of companies listed on the First
     Section of the Tokyo Stock Exchange and includes reinvestment of dividends.
     Investors may not purchase indices directly.
***  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.
+    The average  annual total  returns  presented  for the Class C shares shown above do not reflect any front-end  sales charge.  However,  Class C shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

                                       23

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Japan Capital Fund Investor Expenses
Shareholder Transaction Expenses

                                           CLASS A     CLASS B   CLASS C

Sales charges (fees paid directly
from your investment)
---------------------------------------- ------------ ---------- ---------

Maximum Sales Charge
(as a percentage of the offering price)       5.50%     5.00%     1.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)       5.50%     0.00%     0.00%

Maximum Deferred Sales Charge
(as a percentage of the original purchase
 price or the amount redeemed,                0.00%*    5.00%     1.00%
whichever is less)

Redemption Fee (paid directly from
your investment upon redemption)**            1.00%     0.00%     0.00%

Annual Fund  operating  expenses
(% of net assets) (expenses  that are
deducted from Fund assets)
---------------------------------------- ------------ ---------- ---------

Management Fees                               1.00%     1.00%     1.00%
Distribution (12b-1) Fees                     0.30%     1.00%     1.00%
Other Expenses                                2.89%     4.10%     6.10%
Total Fund Operating Expenses                 4.19%     6.10%     8.10%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Japan Capital Fund

                     CLASS A*       CLASS B**        CLASS C

EXAMPLE #1

----------------- --------------- --------------- -------------
For one year           948             1107           897
For three years       1752             2100          2319
For five years        2570             3167          3748
For ten years         4674             5444          6949

EXAMPLE #2

----------------- --------------- --------------- -------------
For one year           948              607           797
For three years       1752             1800          2319
For five years        2570             2967          3748
For ten years         4674             5444          6949

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.
**   The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

                                       24

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot  eliminate  fluctuations in the prices of foreign  securities,  and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                       25

GAM Europe Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in investments  that are  economically  tied to the countries of Europe.  A company will  be  considered  economically  tied to  Europe  if a) at  least  50% of the company's assets are located in Europe or at least 50% of its total revenues are derived  from goods or services  produced in Europe or sales made in Europe;  b)
the principal  trading market for the company's  securities is in Europe;  or c)
the company is incorporated  under the laws of a European country.  The European countries  in which the Fund may invest  include  the United  Kingdom,  Ireland,
France, Germany, the Netherlands,  Denmark,  Norway, Sweden,  Finland,  Iceland,
Switzerland,  Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary, Poland,
the Czech Republic and Slovakia.

The Fund invests primarily in common stock, and under normal market  conditions, the Fund will invest in stocks issued in at least three different countries.  In addition,  if the  investment  advisor  determines  that the  long-term  capital appreciation  of bonds may equal or exceed the  return on stocks,  then the Fund may invest  substantially  in bonds issued either by  governments  or government agencies or  corporations  without  regard to the  maturity of such bonds.  Debt securities in which the Fund may invest are not required to have any rating. The
Fund may not  invest  more  than 5% of its  assets  in bonds  rated  lower  than investment grade.

The investment  advisor combines  top-down and bottom-up  analysis.  Country and sector  allocation are integrated  into the process,  but stock selection is the primary factor  influencing Fund  composition.  Country selection is a result of stock and  industry  selection.  Each stock is  evaluated  relative  to its peer group,  its earnings  history and its growth  potential.  Company  visits are an important  part of the  selection  process.  Stocks  selected  tend to have  the following characteristics:

o    Strong business with a leadership position in their field
o    Attractive valuations
o    Good quality management
o    Strong company franchise, strong operating environment and prospects

The investment advisor does not screen based on size of the company. Rather, the investment  advisor  takes into  account  its  ability to  purchase  or sell the company's  stock with  relative  ease within a short  period of time.  Sales are triggered  by an  assessment  that the stock is no  longer a good  value or that fundamental prospects have deteriorated.  For example,  prospects are considered to have  deteriorated  when  the  company  becomes  overvalued.  Sales  are also triggered  when the  investment  advisor  determines  that  there  may be better opportunities elsewhere.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its  agencies  and  instrumentalities  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the United States government. For example,  obligations issued by the Federal
Home Loan Bank are supported  only by the issuer's right to borrow from the U.S.
Treasury,  while  those  issued by the  Federal  National  Mortgage  Association
(Fannie Mae) are supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least  80% of its  assets in  investments  in  European countries.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic  conditions,  investor  perceptions and market liquidity.  Investing in foreign  securities  generally  involves  greater  risk than  investing  in U.S.
securities. Since the Fund invests principally in Europe, it will be impacted by regional events there to a greater extent than a more broadly  diversified fund.

                                       26

Foreign  securities  prices may vary more widely  than those of U.S.  securities because of economic, financial, political or social factors including:

o    Political conditions  Government  regulation or action may adversely affect
     foreign   markets   through  the  imposition  of  capital   controls,   the
     nationalization  of companies  or  industries,  excessive  taxes or similar items.

o    Information There is likely to be less available  information about foreign securities than is available about U.S.  companies.  Foreign  companies may not be subject to the same accounting standards as U.S. companies.  Foreign issuers  may  be  subject  to  less  stringent  government  supervision  or regulation of financial markets and business practices than U.S. issuers.

o    Liquidity  Non-U.S.  securities  may  trade on small  exchanges  less  well regulated  than U.S.  exchanges,  may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o    Commissions and fees Brokerage fees and  commissions  are generally  higher abroad than in the U.S.

o    Emerging markets Countries in emerging markets may have relatively unstable governments,  economies  based  on only a few  industries,  and  securities markets that trade a small number of issues.

o    Currency Fluctuations in currencies,  local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                       27

GAM EUROPE FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each of the last ten years.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                     GAM Europe Fund
                     Class A Share
                     Annual Total Returns
                     As of December 31

        93                  22.68
        94                  -3.11
        95                  16.77
        96                  21.32
        97                  27.55
        98                  10.70
        99                  16.21
        00                   4.61
        01                 -21.29
        02                 -15.36

Total Return January 1, 2003 to September 30, 2003:  10.49%

Highest and Lowest Returns
Highest Performing Quarter:       27.94% in 4th quarter of 1999
Lowest Performing Quarter:       -20.52% in 3rd quarter of 2002

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes  compare to those of a  broad-based  securities  market index.  In addition,  after-tax  returns are presented for Class A Shares of the
Fund.  The  after-tax  returns  are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI Europe Index is a broad market index used for comparative purposes.

GAM Europe Fund
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI Europe Index

As of December 31, 2002

                                                                           10 Year
Class                                                                 (or Life-of-Class
   (inception date)                         1 Year       5 Year    if less than 10 Years)

A Shares (January 1, 1990)
   (after maximum sales charge of 5.50%)
Return Before Taxes                         -20.02%       -3.26%            6.17%
Return After Taxes on Distributions         -20.02%       -4.88%            4.56%
Return After Taxes on Distributions
   and Sale of Fund Shares***               -12.19%       -2.68%            4.83%

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                      -20.56%         N/A            -7.79%

C Shares (May 20, 1998)
   (with deferred sales charge)+
   Return Before Taxes                      -18.82%         N/A            -8.30%

MSCI Europe Index**                         -18.09%       -1.96%            8.33%

*    Returns of MSCI Europe  Index were for the  Life-of-Class  B: -7.32% and C:
     -6.90%.
**   The MSCI Europe Index is an  unmanaged  index of  securities  listed on the stock  exchanges  of 15 European  countries  and includes  reinvestment  of dividends. Investors may not purchase indices directly.
***  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.
+    The average  annual total  returns  presented  for the Class C shares shown above do not reflect any front-end  sales charge.  However,  Class C shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Europe Fund Investor Expenses
Shareholder Transaction Expenses

                                           CLASS A     CLASS B   CLASS C

Sales charges (fees paid directly
from your investment)
---------------------------------------- ------------ ---------- ---------

Maximum Sales Charge
(as a percentage of the offering price)       5.50%     5.00%     1.00%

Maximum Front-End Sales Charge (as a
percentage of the offering price)             5.50%     0.00%     0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                            0.00%*    5.00%     1.00%

Redemption Fee (paid directly from
your investment upon redemption)**            1.00%     0.00%     0.00%

Annual Fund  operating  expenses
(% of net assets) (expenses  that are
deducted from Fund assets)
---------------------------------------- ------------ ---------- ---------

Management Fees                               1.00%     1.00%     1.00%
Distribution (12b-1) Fees                     0.30%     1.00%     1.00%
Other Expenses                                1.28%     1.68%     3.54%
Total Fund Operating Expenses                 2.58%     3.68%     5.54%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."

**   For shares redeemed or exchanged within 90 days of the date of purchase.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Europe Fund

                     CLASS A*       CLASS B**        CLASS C

EXAMPLE #1

----------------- --------------- --------------- -------------
For one year           797              870           653
For three years       1308             1426          1649
For five years        1845             2102          2733
For ten years         3304             3691          5393

EXAMPLE #2

----------------- --------------- --------------- -------------
For one year           797              370           553
For three years       1308             1126          1649
For five years        1845             1902          2733
For ten years         3304             3691          5393

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.
**   The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

                                       29

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time  engage in short  selling  of  securities.  Short selling is an investment technique wherein the Fund sells a security it does not own  anticipating  a decline in the market  value of the  security.  Losses from short sales  differ  from  losses  that could be  incurred  from a purchase of a security, because losses from short sales may be unlimited,  whereas losses from purchases can equal only the total amount invested. The frequency of short sales will vary  substantially  under different  market  conditions,  and no specified portion of Fund assets as a matter of practice will be committed to short sales.
However,  no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20%
of the value of the Fund's net assets.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

o    Contracts for Difference A Contract for Difference is an agreement  between two parties to settle at the close of the contract the  difference  between the  opening  price  and  closing  price of a  security  identified  in the contract,  multiplied  by the number of shares  specified in the  contract.
     When entering into a Contract for Difference,  the Fund attempts to predict either that the price of the security  will fall (taking a short  position)
     or that the price of the security will rise (taking a long position).

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

In addition,  the Fund may invest in other  financial  instruments  that provide exposure  to an  underlying  position  or  other  instrument.  The  gain or loss experienced  by the Fund will  depend  on  whether  the price of the  underlying instrument rises or falls.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be

                                       30

     available.  In addition,  the securities underlying some derivatives may be illiquid.  The Fund may be  forced to hold a  position  until  exercise  or expiration,  which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements;  if the Fund predicts incorrectly,  it could lose  money--more  than if it had not hedged at all.
     Hedging cannot eliminate  fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                       31

GAM American Focus Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund  normally  invests at least 80% of its assets in  investments  that are
economically   tied  to  the  United  States.   A  company  will  be  considered
economically  tied to a country if a) at least 50% of the  company's  assets are located in the country or at least 50% of its total  revenues  are derived  from goods or services  produced in the country or sales made in the country;  b) the principal trading market for the company's  securities is in the country;  or c)
the company is incorporated under the laws of the country.

The  Fund   invests   primarily   in  the   stocks   of   selected   large   and
mid-capitalization  North American companies. As of the date of this Prospectus, large  capitalization  companies  are defined as those  companies  with a market capitalization greater than $7 billion, while  mid-capitalization  companies are defined as those companies with a market capitalization between $1.5 billion and
$7 billion.  The Fund may overweight or  underweight  certain  economic  sectors relative to the benchmark S&P 500 Composite  Index. The Fund may purchase stocks of small-capitalization  companies in the United States and Canada if consistent with the fundamentals stated above.

The Fund's investment  advisor uses a four-step  investment  process in order to determine which stocks to buy for the Fund.

Step 1:  Determining the investable universe

Screening for acceptable  trading  liquidity and minimum  market  capitalization identifies the investable universe of stocks. The universe consists primarily of the S&P 500 Composite Index plus other stocks with similar  characteristics  and totals  approximately  650  large-  and  mid-capitalization  stocks.  The Fund's investment  advisor  then  applies  its own  proprietary  screening  and ranking process to this universe.

Step 2:  Stock selection

In  identifying  which stocks to buy, the Fund's  investment  advisor  considers three elements of true value. These are: the return on capital (an assessment of each  company's  operating  condition);  the cost of capital (an assessment of a company's rate of return on its investments  taking into consideration the risks of such investments);  and market expectations of future performance  (valuation measures to assess the degree of investment opportunity).

The process is based on "economic profit" measures in determining true value and uncovering investment opportunities,  as opposed to traditional accounting-based measures,  such as price/earnings,  earnings growth and reported book value. The investment advisor believes that such traditional measures are only the starting point  for  analysis  and  fail to  capture  the  vital  linkage  of the  income statement, balance sheet, capital investment, risk and valuation.

The process also recognizes that superior investment performance can be achieved by identifying good companies (improving return on capital, steady or decreasing risk) that are also good stocks (low market expectations) and selling those that are neither good  companies  nor good stocks.  In this  regard,  the  investment advisor  purchases  stock  of a  company  when  it  believes  that  the  stock's fundamental  value is greater than its current market price and sells stock of a company  when it believes  that the stock's  fundamental  value is less than its current market price.

Step 3:  Portfolio construction and risk control

To determine the optimal weighting of each of the stocks identified as purchases and sales, the Fund's investment advisor takes into account:

o    Expected appreciation potential
o    Possible valuation downside
o    Fundamental risk profile
o    Price volatility
o    Correlations
o    Impact on the overall portfolio

                                       32

The Fund's investment  advisor seeks to derive performance from the magnitude of the net exposure to the stock market. The advisor varies the net exposure to the market in order to maximize capital  appreciation and to preserve capital,  when deemed necessary.

Step 4:  Portfolio monitoring

The Fund's  investment  advisor  continually  monitors the  contribution  to the overall  performance of the portfolio from each position and net exposure.  This is  crucial  to the  control  of risk  and  return.  The  advisor  draws on past experience by assessing both risk and sources of return and performing real time detailed  evaluations  of how decisions have paid off.  Results are  illustrated transparently and provide insights for future decisions.

Typically, the Fund will invest 35 to 50 securities, and mainly equities. If the investment advisor  determines that the long-term capital  appreciation of bonds may equal or exceed  the  return on  stocks,  then the Fund may  invest in bonds issued by governments, government agencies or corporations without regard to the maturity of such  bonds.  Debt  securities  in which the Fund may invest are not required to have any rating.  The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of
U.S. or foreign companies,  governments or their agencies and  instrumentalities as well as money market  instruments  denominated  in U.S.  dollars or a foreign currency.  Should  the Fund  take a  temporary  defensive  position,  it may not achieve its investment objectives.  At no point will more than 20% of the Fund's portfolio  be held in cash or cash  equivalents,  except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the United States government. For example,  obligations issued by the Federal
Home Loan Bank are supported  only by the issuer's right to borrow from the U.S.
Treasury,  while  those  issued by the  Federal  National  Mortgage  Association
(Fannie Mae) are supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least  80% of its  assets in  companies  in the  United
States.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate  based on such  things as the  business  performance  of the  company, investors'  perception about the company or general economic  conditions.  Other factors influencing the price of securities include:

o    Economic  conditions  The  broad  investment  environment  in the  U.S.  or international  markets  could impact stock prices based on interest  rates, politics, fiscal policy and other current events.

o    Inflation  Rising  prices of goods and services  could  eliminate any gains realized from your investment in the Fund.

o    "Focus"  investing  Since the Fund will focus its  investments on typically less than 50  securities,  mainly  equities,  it may be  subject to greater share price fluctuations than a more broadly diversified fund.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

                                       33

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalization  involves  greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

                                       34

                             GAM AMERICAN FOCUS FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each of the last ten years.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

The Fund changed its  Co-Investment  Advisors on March 26, 2001.  As of June 20,
2001,  the sole  investment  advisor  to the Fund is GAM USA.  Accordingly,  the
Fund's historic  performance may not reflect its current investment  policies or future performance. (See "Management of the Funds" for more information.)

[The table below represents a bar chart in the printed piece.]

                    GAM American Focus Fund
                    Class A Share
                    Annual Total Returns
                    As of December 31

        93                 -2.09
        94                  2.97
        95                  30.9
        96                  24.1
        97                 29.41
        98                 29.44
        99                  9.32
        00                 -1.46
        01                 -5.94
        02                -22.10

Total Return January 1, 2003 to September 30, 2003:  13.20%

Highest and Lowest Returns
Highest Performing Quarter:       18.07% in 4th quarter of 1998
Lowest Performing Quarter:       -22.13% in 3rd quarter of 2002

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes  compare to those of a  broad-based  securities  market index.  In addition,  after-tax  returns are presented for Class A Shares of the
Fund.  The  after-tax  returns  are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The S&P 500 Composite Index is a broad market index used for comparative purposes.

GAM American Focus Fund
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the S&P 500 Composite Index

As of December 31, 2002

                                                                           10 Year
Class                                                                 (or Life-of-Class
   (inception date)                         1 Year       5 Year    if less than 10 Years)

A Shares (January 1, 1990)
   (after maximum sales charge of 5.50%)
Return Before Taxes                         -26.38%       -0.70%            7.42%
Return After Taxes on Distributions         -26.41%       -2.24%            5.16%
Return After Taxes on Distributions
    and Sale of Fund Shares***              -16.07%       -0.31%            5.57%

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                      -26.79%         N/A            -4.23%

C Shares (July 7, 1998)
   (with deferred sales charge)+
   Return Before Taxes                      -23.85%         N/A            -5.94%

S&P 500 Composite Index**
   Return Before Taxes                      -22.12%       -0.59%            9.33%

*    Returns of S&P 500 Composite  Index were for the  Life-of-Class  B: -3.33%, and C: -4.60%.
**   The S&P 500 Composite Index is an unmanaged index of the stock  performance of 500  industrial,  transportation,  utility and  financial  companies and includes  reinvestment  of dividends.  Investors  may not purchase  indices directly.
***  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.
+    The average  annual total  returns  presented  for the Class C shares shown above do not reflect any front-end  sales charge.  However,  Class C shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

                                       35

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM American Focus Fund Investor Expenses
Shareholder Transaction Expenses

                                           CLASS A     CLASS B   CLASS C

Sales charges (fees paid directly
from your investment)
---------------------------------------- ------------ ---------- ---------
Maximum Sales Charge
(as a percentage of the offering price)       5.50%     5.00%     1.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)       5.50%     0.00%     0.00%

Maximum Deferred Sales Charge
(as a percentage of the original purchase
price or the amount redeemed,
whichever is less)                            0.00%*    5.00%     1.00%

Annual Fund  operating  expenses
(% of net assets) (expenses  that are
deducted from Fund assets)
---------------------------------------- ------------ ---------- ---------

Management Fees                               1.00%     1.00%     1.00%
Distribution (12b-1) Fees                     0.30%     1.00%     1.00%
Other Expenses                                0.45%     0.76%     0.94%
Total Fund Operating Expenses                 1.75%     2.76%     2.94%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM American Focus Fund

                     CLASS A        CLASS B*         CLASS C

EXAMPLE #1

----------------- --------------- --------------- -------------
For one year           718              779           397
For three years       1071             1156           910
For five years        1447             1659          1548
For ten years         2499             2847          3261

EXAMPLE #2

----------------- --------------- --------------- -------------
For one year           718              279           297
For three years       1071              856           910
For five years        1447             1459          1548
For ten years         2499             2847          3261

*    The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

                                       36

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot  eliminate  fluctuations in the prices of securities,  and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                       37

GAMerica Capital Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in investments that are  economically  tied to the United States. A company will be considered  economically  tied to the  United  States  if a) at least 50% of the company's  assets are located in the United  States or at least 50% of its total revenues  are derived  from goods or services  produced in the United  States or sales  made in the  United  States;  b) the  principal  trading  market  for the company's  securities is in the United States; or c) the company is incorporated under the laws of the United States.

The Fund invests primarily in common stocks of U.S. companies.  In addition,  if the investment  advisor  determines that the long-term  capital  appreciation of bonds  may equal or  exceed  the  return  on  stocks,  then the Fund may  invest substantially  in bonds issued either by governments  or government  agencies or corporations  without regard to the maturity of such bonds.  Debt  securities in which the Fund may invest are not required to have any rating.  The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The  investment  advisor  uses a  research-intensive  blend of value and  growth investing approach. Growth stocks are characterized by the investment advisor as securities with strong revenue growth. Value stocks are typically  characterized by the following when compared to the market as a whole:

o    Lower price to earnings ratios
o    Lower price to book value ratios
o    Lower price to cash flow ratios
o    Higher dividend yields
o    Catalyst for change (consolidation in an industry;  wrong market perception after a large fall; inside ownership by an elderly person)

Although not restricted to mid and small  capitalization  stocks, the investment advisor tends to find the best value in smaller companies of under $1 billion in market capitalization.  However, the investment advisor does not have a strategy with respect to size. The Fund is generally  concentrated in a limited number of stocks with the top 20 positions in the Fund's portfolio representing 80% of the total  Fund.  Turnover  tends  to be low as the  investment  advisor  looks  for companies  with limited  leverage,  strong  balance  sheets and above all, sound management.  Sales are triggered by an assessment  that the stock is no longer a good value or that  fundamental  prospects  have  deteriorated;  an  increase in market  capitalization  alone will not cause the  investment  advisor to sell. A company's  prospects are considered to have  deteriorated  when, for example,  a business  area has  become  overly  competitive  or when a  business  model  has weakened.  Sales  are also  triggered  by gross  overvaluation.  The  investment advisor makes frequent visits to companies to judge their investment merit.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its agencies  and  instrumentalities,  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures. Due to the state of the U.S.  economy over the past few years,  the investment  advisor has taken a protracted defensive position by investing, at times, upwards of 50%
of the Fund's net assets in cash and cash equivalents.  This defensive  position is a result of the  investment  advisor's  view that equity  securities  of U.S.
companies have been and remain at historic high valuations and,  therefore,  the investment  advisor has not been able to identify  reasonably priced U.S. equity securities for purchase by the Fund.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the United States government. For example,  obligations issued by the Federal
Home Loan Bank are supported  only by the

                                       38

issuer's  right to borrow  from the U.S.  Treasury,  while  those  issued by the
Federal  National  Mortgage  Association  (Fannie Mae) are supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of investing at least 80% of its assets in United States issuers.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate  based on such  things as the  business  performance  of the  company, investors'  perception about the company or general economic  conditions.  Small companies are often new and less well established. They may have limited product lines, markets or financial  resources,  and they may depend on one or a few key persons  for  management.  Other  factors  influencing  the price of  securities include:

o    Economic  conditions  The  broad  investment  environment  in the  U.S.  or international  markets  could impact stock prices based on interest  rates, politics, fiscal policy and other current events.

o    Inflation  Rising  prices of goods and services  could  eliminate any gains realized from your investment in the Fund.

o    "Value"  investing  Value stocks may carry higher risk than other stocks as the  determination  that a stock is undervalued is subjective and the stock price may not rise to what the investment advisor considers full value.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate risks involved with stock investing.

                                       39

                              GAMERICA CAPITAL FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each year  since the Fund's inception. This illustrates the variability of the performance from year to year and  provides  some  indication  of the risks of  investing  in the  Fund.  Fund performance  shown does not reflect  Class A sales  charges,  but  includes  the reinvestment of dividends and capital gains. Performance would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                      GAMerica Capital Fund
                      Class A Share
                      Annual Total Returns
                      As of December 31

         96                  18.31
         97                  37.28
         98                  30.59
         99                  28.97
         00                   6.54
         01                  -2.42
         02                 -18.64

Total Return January 1, 2003 to September 30, 2003:  26.11%

Highest and Lowest Returns
Highest Performing Quarter:       24.02% in 3rd quarter of 1997
Lowest Performing Quarter:       -13.28% in 3rd quarter of 1998

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes  compare to those of a  broad-based  securities  market index.  In addition,  after-tax  returns are presented for Class A Shares of the
Fund.  The  after-tax  returns  are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The S&P 500  Composite  Index  is a broad  market  index  used  for  comparative purposes.

GAMerica Capital Fund
1-, 5-, and  Life-of-Class  Average  Annual Total Return for all Relevant  Share
Classes Plus a Comparison to the S&P 500 Composite Index

As of December 31, 2002

                                                                           10 Year
Class                                                                 (or Life-of-Class
   (inception date)                         1 Year       5 Year    if less than 10 Years)

A Shares (May 12, 1995)
   (after maximum sales charge of 5.50%)
Return Before Taxes                         -23.12%        6.13%           10.98%
Return After Taxes on Distributions         -23.12%        5.67%            9.68%
Return After Taxes on Distributions
   and Sale of Fund Shares***               -14.08%        4.84%            8.56%

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                      -23.21%         N/A             1.96%

C Shares (May 26, 1998)
   (with deferred sales charge)+
   Return Before Taxes                      -19.98%         N/A             2.21%

S&P 500 Composite Index**
   Return Before Taxes                      -22.12%       -0.59%            8.72%

*    Returns  of S&P 500  Composite  Index were for the  Life-of-Class  B and C:
     -3.33%.
**   The S&P 500 Composite Index is an unmanaged index of the stock  performance of 500  industrial,  transportation,  utility and  financial  companies and includes  reinvestment  of dividends.  Investors  may not purchase  indices directly.
***  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.
+    The average  annual total  returns  presented  for the Class C shares shown above do not reflect any front-end  sales charge.  However,  Class C shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

                                       40

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAMerica Capital Fund Investor Expenses
Shareholder Transaction Expenses

                                           CLASS A     CLASS B   CLASS C

Sales charges (fees paid directly
from your investment)
---------------------------------------- ------------ ---------- ---------

Maximum Sales Charge
(as a percentage of the offering price)       5.50%     5.00%     1.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)       5.50%     0.00%     0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                            0.00%*    5.00%     1.00%

Annual Fund  operating  expenses
(% of net assets) (expenses  that are
deducted from Fund assets)
---------------------------------------- ------------ ---------- --------- ---------

Management Fees                               1.00%     1.00%     1.00%
Distribution (12b-1) Fees                     0.30%     1.00%     1.00%
Other Expenses                                0.58%     0.59%     0.60%
Total Fund Operating Expenses                 1.88%     2.59%     2.60%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAMerica Capital Fund

                     CLASS A        CLASS B*         CLASS C

EXAMPLE #1

----------------- --------------- --------------- -------------
For one year           730              762           363
For three years       1108             1105           808
For five years        1510             1575          1380
For ten years         2630             2752          2934

EXAMPLE #2

----------------- --------------- --------------- -------------
For one year           730              262           263
For three years       1108              805           808
For five years        1510             1375          1380
For ten years         2630             2752          2934

*    The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

                                       41

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

RISK

In  addition  to  the  principal   risks  stated  above,   the  following  is  a
non-principal risk you should consider.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                       42

GAM Gabelli Long/Short Fund
(previously the GAM American Focus Long/Short Fund)

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will have both long and short positions in equity  securities,  primarily  common stocks.  The Fund normally  invests at least 80% of its assets in investments that are economically  tied to the United
States.  A company will be  considered  economically  tied to a country if a) at least 50% of the company's  assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country;  b) the  principal  trading  market for the company's securities is in the country;  or c) the company is incorporated  under the laws of the country.

The  Fund  invests   primarily  in  the  stocks  of  selected  large,  mid,  and small-capitalization  North  American  companies.  The  Fund may  overweight  or underweight certain economic sectors relative to the benchmark S&P 500 Composite
Index.  In order to take  advantage  of  opportunities  to buy more stock and to attempt to enhance returns,  the Fund may borrow money from banks (be leveraged)
in an amount up to one-third of the value of its total assets.

When the Fund takes a long  position,  it purchases a stock  outright.  When the
Fund  takes a short  position,  it sells a stock it does not own at the  current market  price  and  delivers  to the  buyer a stock  that  it has  borrowed.  To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money when the market price of the stock goes down after the short sale.  Conversely,  if the price of the stock goes up after the sale,  the Fund will lose money because it will have to pay more to replace  the  borrowed  stock than it  received  when it sold the stock  short.  The  frequency  of short  sales  will  vary  substantially  under different  market  conditions,  and no  specific  portion of Fund assets will be committed to short sales.  However,  no securities  will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 50% of the Fund's net assets.

The Fund's investment  approach is based on long/short  "value  investing." This method utilizes  fundamental  security analysis to select stocks whose intrinsic value GAMCO  Investors,  Inc.  ("GAMCO"),  a Co-Investment  Advisor of the Fund,
believes, based on estimates of asset values and the future growth of cash flows and earnings, is significantly  different from that implied by the public market price.

GAMCO uses value  investing,  as first  described  by Benjamin  Graham and David
Dodd, and combines it with the concept of Private  Market Value (PMV)  developed and used by GAMCO (or its affiliates)  for over twenty years.  PMV is defined as the  estimated  price a  strategic  buyer  would be likely to pay to acquire the entire company.

The Fund will  generally  take  positions,  both long  and/or  short,  in stocks selling at significant  discounts or premiums,  respectively,  to the companies'
estimated PMVs. Appraising the companies' present status and selecting companies trading  at  differences  to their  PMVs,  with a  catalyst  in place to realize returns, will generally represent the core of the investment process.

To limit the time  horizon  in which the PMV may be  realized,  GAMCO  looks for situations in which it believes  either hard and/or soft catalysts are currently working to reduce the premium or discount  between the public  market  price and the estimated PMV.

Hard  catalysts  (company  specific)  include,  but  are  not  limited  to:  (1)
realization of hidden assets, (2) recognition of  underperforming  subsidiaries,
(3) share buy-backs,  (4) spin-offs,  (5) mergers and acquisitions,  (6) balance sheet changes, (7) new products, (8) accounting  irregularities,  (9) management changes, and (10) cross-shareholder unwinding.

Soft  catalysts  (macro  and  industry)  include  but are not  limited  to:  (1)
political  reform,  (2)  pension  reform,  (3)  industrial  reorganization,  (4)
accounting reform, (5) regulatory changes, and (6) technological developments.

Within  this  process,  GAMCO will  allocate  capital in a  long/short  context, identifying  catalysts while giving consideration to the possible timing for the catalyst(s) to take effect.

GAMCO may also utilize a top-down  index hedging  program  using futures  and/or exchange traded funds on various stock indices to manage overall portfolio risk;
and

                                       43

may also engage in arbitrage related transactions,  involving publicly announced takeover and merger candidates,  in order to potentially increase returns on the
Fund's cash position above the prevailing level of short-term interest rates.

The Fund will  typically  invest,  by taking  long  positions,  in less than 150 securities,  mainly equities.  The Fund may take short positions in a smaller or larger  number of  securities  and may take short  positions on  exchange-traded funds.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of
U.S. or foreign companies,  governments or their agencies and  instrumentalities as well as money market  instruments  denominated  in U.S.  dollars or a foreign currency.  Should  the Fund  take a  temporary  defensive  position,  it may not achieve its investment objectives.  At no point will more than 20% of the Fund's portfolio  be held in cash or cash  equivalents,  except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the United States government. For example,  obligations issued by the Federal
Home Loan Bank are supported  only by the issuer's right to borrow from the U.S.
Treasury,  while  those  issued by the  Federal  National  Mortgage  Association
(Fannie Mae) are supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least  80% of its  assets in  companies  in the  United
States.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate  based on such  things as the  business  performance  of the  company, investors'  perception about the company or general economic  conditions.  Other factors influencing the price of securities include:

o    Economic  conditions  The  broad  investment  environment  in the  U.S.  or international  markets  could impact stock prices based on interest  rates, politics, fiscal policy and other current events.

o    Inflation  Rising  prices of goods and services  could  eliminate any gains realized from your investment in the Fund.

o    "Focus"  investing  Since the Fund will typically  focus its investments on less than 100  securities,  mainly  equities,  it may be subject to greater share price fluctuations than a more broadly diversified fund.

o    Short Sales Despite the intent to reduce risk by having both long and short positions,  it is possible that the Fund's long  positions  will decline in value at the same time that the value of the stocks  sold short  increases, thereby  increasing the potential for loss. The Fund may not always be able to close out a short  position  at a  particular  time or at an  acceptable price.  A lender may request the borrowed  securities  be returned to it on short  notice,  and the Fund may have to buy the borrowed  securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a "short squeeze" can occur.  A short  squeeze  occurs when demand is greater than supply for the stock sold short.  A short  squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens,  the
     Fund will lose some or all of the  potential  profit from,  or even incur a loss as a result of, the short sale.

Depending  on  the  arrangements  made  with a  broker  or  custodian  regarding segregated accounts in conjunction with short sales (which are required by law), the Fund may or may not receive any payments (including  interest) on collateral deposited with the broker or custodian.

o    Borrowing/Leverage  The use of  leverage  may make any change in the Fund's net asset value even  greater and thus result in  increased  volatility  of returns.  The  Fund's  assets  that are used as  collateral  to secure  the borrowing may decrease in value while the borrowing is  outstanding,  which may force the Fund to use its other  assets  to  increase  the  collateral.
     Leverage also creates interest expense that may lower overall Fund returns.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell

                                       44

     it and  avoid  further  losses,  because  no  buyer  may be  available.  In addition,  the securities underlying some derivatives may be illiquid.  The
     Fund may be forced to hold a position until  exercise or expiration,  which could result in losses.  Hedging,  by its nature,  involves  predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose  money--more  than if it had not hedged at all.  Hedging  cannot eliminate  fluctuations  in the  prices  of  securities,  and  there  is no assurance  that such hedging  attempts will be  successful.  The success of utilizing  derivatives as a hedge to a security or to gain market  exposure to a long or short  position  on a security  depends  on the  Co-Investment
     Advisors' ability to predict movements in the market.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalization  involves  greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    "Value"  investing Value stocks may carry higher risk than other stocks, as the  determination  that a stock is undervalued is subjective and the stock price may not rise to what a Co-Investment Advisor considers full value.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

                                       45

                           GAM GABELLI LONG/SHORT FUND

PAST PERFORMANCE AND EXPENSES

There is no  performance  information  quoted for Class A, B, or C shares of the
GAM Gabelli  Long/Short Fund, as the Fund has not completed a full calendar year of investment operations as of the date of this Prospectus.

                                       45

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the annualized expenses for the past year, adjusted to reflect any charges that  you may pay if you buy and hold  shares  of the  Fund.  Actual  or  future expenses may be different.

GAM Gabelli Long/Short Fund Investor Expenses
Shareholder Transaction Expenses

                                           CLASS A     CLASS B   CLASS C

Sales charges (fees paid directly
from your investment)
---------------------------------------- ------------ ---------- ---------
Maximum Sales Charge
(as a percentage of the offering price)       5.50%     5.00%      1.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)       5.50%     0.00%      0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                            0.00%*    5.00%      1.00%

Annual Fund  operating  expenses
(% of net assets) (expenses  that are
deducted from Fund assets)
---------------------------------------- ------------ ---------- --------- ---------

Management Fees/1/                            1.50%     1.50%      1.50%
Distribution (12b-1) Fees                     0.30%     1.00%      1.00%
Other Expenses/2/                             1.55%     1.63%      1.59%
Total Fund Operating Expenses                 3.35%     4.13%      4.09%

     Except  for  investments  of $1  million or more.  See  "Information  about contingent  deferred sales charge."

1    The management fee given above is the Fund's annual base management fee. On a monthly basis, the base fee will remain unadjusted or will be adjusted up or down depending  upon the investment  performance of the Fund compared to the  investment  performance  of the S&P 500  Composite  Index,  the Fund's benchmark.  The maximum or minimum adjustment over any 12-month period will be 0.50%. As a result, the Fund could pay an annualized management fee that ranges from 1.00% to 2.00% of the Fund's  average daily net assets.  During the 12 month period beginning on October 9, 2002, the effective date of the interim  investment  advisory agreement for the Fund, the Fund's management fee was charged at the base fee of 1.50%,  with no  performance  adjustment made.
2    The Fund did not commence  operations  until May 29, 2002, and,  therefore,
     "Other  Expenses"  are  annualized  expenses  through the fiscal year ended
     December 31, 2002.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Gabelli Long/Short Fund

                     CLASS A        CLASS B*         CLASS C

EXAMPLE #1

----------------- --------------- --------------- -------------
For one year           869              915           511
For three years       1523             1555          1244
For five years        2199             2310          2092
For ten years         3990             4151          4281

EXAMPLE #2

----------------- --------------- --------------- -------------
For one year           869              415           411
For three years       1523             1255          1244
For five years        2199             2110          2092
For ten years         3990             4151          4281

*    The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

                                       47

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISK

In  addition  to  the  principal   risks  stated  above,   the  following  is  a
non-principal risk you should consider.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The  Co-Investment  Advisors will apply their  investment  techniques and risk analyses in making  investment decisions for the Fund, but there is no guarantee that their decisions will produce the intended results.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover  (which  may  result  from  short  selling)  creates  higher brokerage  and  transaction  costs for the Fund,  which may reduce  its  overall performance.  Additionally,  the  realization  of  capital  gains  from  selling portfolio  securities may result in  distributions  of taxable  capital gains to shareholders,  since the Fund will normally  distribute  all of its capital gain realized to  shareholders  each year to avoid  excise  taxes under the  Internal
Revenue Code.

                                       48

II.      Management of the Funds
================================================================================

INVESTMENT ADVISORS

GAM International  Management Limited ("GIML"), a corporation  organized in 1984 under the laws of the United  Kingdom,  12 St.  James's  Place,  London SW1A 1NX
England, serves as Investment Advisor for each Fund, other than the GAM American
Focus Fund.  GAM USA Inc.  ("GAM USA") serves as  Investment  Advisor to the GAM
American Focus Fund.  GAM USA is a corporation  organized in 1989 under the laws of the State of Delaware,  135 East 57th Street,  New York, New York 10022. GIML
co-manages the assets of the GAM Gabelli  Long/Short Fund, along with the Fund's
Co-Investment Advisor, GAMCO Investors,  Inc. ("GAMCO").  GAMCO is a corporation organized in 1999 under the laws of the State of New York, One Corporate Center,
Rye, New York 10580.  GAMCO provides  investment  advisory  services to high net worth  individuals,  investment  companies as a sub-adviser,  pension and profit
sharing  plans,  pooled  investment  vehicles,   charitable   organizations  and
government  entities.  GAMCO  is a  wholly-owned  subsidiary  of  Gabelli  Asset
Management  Inc., a publicly held company listed on the New York Stock Exchange, and is not  affiliated  with  either  GIML or GAM USA.  GAMCO  and  GIML  became
Co-Investment Advisors to GAM Gabelli Long/Short Fund effective October 9, 2002, first,  pursuant to separate Interim  Investment  Advisory  Agreements and then, pursuant to separate  Investment Advisory Agreements approved by shareholders on
February  25,  2003.  Prior to  October 9,  2002,  GAM USA served as  Investment
Advisor to GAM Gabelli Long/Short Fund.

GAM Holding AG ("GAM AG"), a Swiss holding company,  the ultimate shareholder of
GIML  and  GAM  USA,  is  wholly  owned  by  UBS AG  ("UBS"),  a  Swiss  banking corporation.  UBS,  with  headquarters  in  Switzerland,  is an  internationally diversified  organization  with  operations  in many  aspects  of the  financial services industry. UBS was formed by the merger of Union Bank of Switzerland and
Swiss Bank  Corporation in June 1998. GIML and GAM USA are affiliated  entities, each indirectly wholly owned by GAM AG.

As compensation for its services,  each Fund, other than GAM Gabelli  Long/Short
Fund,  pays the  equivalent  of 1.0% per annum of the Fund's  average  daily net assets to GIML or GAM USA (in the case of GAM American  Focus  Fund).  For their services to GAM Gabelli  Long/Short  Fund,  GAMCO and GIML receive a fee that is comprised of two components.  The first component of the fee is a base fee equal to 1.50%  annualized,  of the GAM Gabelli  Long/Short  Fund's  average daily net assets.  The second component is a performance  adjustment that either increases or decreases the base fee,  depending on how the Fund has performed  relative to its benchmark, the S&P 500 Stock Price Composite Index (the "S&P"). The base fee will be increased (or decreased) by a performance adjustment at the monthly rate of  1/12th  of 0.125%  for each  percentage  point  that the  Fund's  investment performance  is 3.00% better (or worse) than the  performance  of the S&P during the performance period,  which is a rolling twelve-month period. The performance adjustment  will be applied to the average net assets of the Fund  determined as of the close of each business day during the month and the  performance  period.
The  performance  of the Fund for the  purpose of  calculating  the  performance adjustment is the cumulative monthly  asset-weighted  performance of all classes of shares of the Fund during the  performance  period.  The maximum  performance adjustment upward or downward is 0.50% annualized.  Depending on the performance of GAM Gabelli  Long/Short Fund, during any twelve month period,  GIML and GAMCO may  receive  as much as a combined  2.00% or as little as a  combined  1.00% in management  fees.  Prior to October 9, 2002,  GAM USA received the fee described above for managing  GAM  American  Focus  Long/Short  Fund.  During the 12 month period  beginning  on  October  9,  2002,  the  effective  date  of the  interim investment  advisory  agreement  for the Fund,  the  Fund's  management  fee was charged  at the base fee of  1.50%,  with no  performance  adjustment  made.  An expense cap was instituted for the GAM Gabelli  Long/Short  Fund such that total expenses would not exceed 1.5% of the Fund's average daily net assets, excluding dividend and interest  expenses for securities sold short,  for the Fund's first year of operations  ending May 29, 2003. For more  information  about the Funds'
investment  advisory fees, see the Statement of Additional  Information  for the
Funds.

The Funds' expense ratios may be higher than those of most registered investment companies.  This reflects,  in part,  the higher costs of investing  outside the
United  States.  The  advisory fee paid by each Fund is higher than that of most registered  investment  companies.  The  Funds  pay for all  expenses  of  their operations.

                                       49

INDIVIDUALS PRIMARILY RESPONSIBLE FOR DAY-TO-DAY MANAGEMENT OF THE FUNDS:

GAM GLOBAL FUND Venkat Chidambaram,  Investment Manager,  joined GAM in February
1994. Before taking over primary  responsibility for the GAM Global Fund, he was an  Investment  Manager  in GAM's  International/Global  Team  assisting  in the management  of both the GAM Global  Fund and GAM  International  Fund.  Prior to
joining GAM, Mr. Chidambaram worked for accountants  Pritchard Fellows & Co. Mr.
Chidambaram is based in London.

GAM INTERNATIONAL FUND John Bennett and Michael S. Bunker, Investment Directors,
will  lead  the  International  Team and be  responsible  for the  selection  of securities based upon the asset allocation process under Graham Wainer, Managing
Director - Portfolio Management. Mr. Wainer joined GAM in 1998 having previously been Executive  Director of EFG Private Bank since 1991 and Managing Director of its asset  management  subsidiary.  Mr.  Bennett is  primarily  responsible  for
European  markets and responsible for the management of the GAM Europe Fund. Mr.
Bunker is primarily  responsible for the Asian investment policy and responsible for the management of the GAM Pacific Basin Fund and the GAM Japan Capital Fund.
Messrs. Bennett, Bunker and Wainer are based in London.

GAM PACIFIC  BASIN AND GAM JAPAN  CAPITAL  FUNDS  Michael S. Bunker,  Investment
Director, has overall responsibility for Asian investment policy. Mr. Bunker has more  than 20 years'  investment  experience,  primarily  in Asian  markets.  He started  managing  GAM Pacific  Basin Fund on May 6, 1987,  and also manages the offshore fund, GAM Pacific Inc. Mr. Bunker is based in London.

GAM EUROPE FUND John Bennett,  Investment Director,  is responsible for European markets. He joined GAM in 1993; before that, he was Senior Fund Manager, Ivory &
Sime,  responsible  for  Continental  European  equity  portfolios.  Mr. Bennett started  managing  GAM Europe  Fund on January 1,  1993,  and also  manages  the offshore fund GAM Pan European Inc. Mr. Bennett is based in London.

GAM AMERICAN FOCUS FUND James A. Abate,  Investment Director,  joined GAM USA as
Investment  Director in January 2001.  Previously,  Mr. Abate served as Managing
Director and  Portfolio  Manager  with  responsibility  for Credit  Suisse Asset
Management's  U.S. Select Equity portfolios as well as the firm's New York based global sector funds. Mr. Abate managed assets for Credit Suisse Asset Management and its  predecessor  firms for 5 years before  joining  Viewpoint  Corporation.
Prior to  joining  GAM USA,  Mr.  Abate  was the  Chief  Financial  Officer  for
Viewpoint Corporation.  Previously, he was a co-founder and Managing Director of
Vert Independent  Capital  Research,  a Wall Street equity research boutique and investment advisor, and a Manager in PricewaterhouseCooper's Valuation/Corporate
Finance  Group.  Mr. Abate  manages  other funds and accounts for GAM USA and is based in New York.

GAMERICA CAPITAL FUND Gordon Grender,  Investment Director,  has been associated with GAM since 1983. He has managed North  American  stock funds since 1974. Mr.
Grender started managing GAMerica Capital Fund on May 12, 1995, and also manages
GAMerica Inc., an offshore fund with similar investment objectives.  Mr. Grender is based in London.

GAM GABELLI LONG/SHORT FUND Investment decisions for the Fund are generally made by an investment management team at GAMCO. An investment management team at GIML conducts  and  maintains a  continuous  review of the  portfolio of the Fund and provides  recommendations  as to  specific  purchases  and  sales  of  portfolio securities,  if any, to GAMCO. No member of either investment management team is primarily responsible for making recommendations for portfolio purchases.

DISTRIBUTOR

GAM Services, Inc., 135 East 57th Street, New York, New York 10022, an affiliate of GAM USA and GIML, serves as the distributor and principal  underwriter of the
Funds' shares.  GAM USA and GIML are indirect  wholly owned  subsidiaries of GAM
Holding  AG  ("GAM  AG").  GAM AG is  wholly  owned  by  UBS  AG.  GAM  Services compensates  financial  services firms that sell shares of the Funds pursuant to agreements with GAM Services. Compensation payments come from sales charges paid by  shareholders  at the time of purchase  (for Class A and D shares),  from

                                       50

GAM Services'  resources (for Class B and C shares) and from 12b-1 fees paid out of Fund assets.  The Funds have adopted  Distribution  Plans under Rule 12b-1 to pay for distribution and sale of their shares. Under these Plans, Class A, Class
B,  Class C and  Class D  shares  pay  12b-1  fees.  Please  see  "Sales  Charge
Schedules" on pages 55 and 56 for details.

In the case of Class A, B, C and D share  accounts  which are not  assigned to a financial  services firm, GAM Services  retains the entire fee.  Should the fees collected  under the Plans exceed the expenses of GAM Services in any year,  GAM
Services would realize a profit.

GAM  Services,  or the Funds,  may also contract  with banks,  trust  companies, broker-dealers, or other financial organizations to act as shareholder servicing agents to provide administrative services for the Funds such as:

o    Processing purchase and redemption transactions.
o    Transmitting  and  receiving  monies for the purchase and sale of shares in the Funds.
o    Answering routine inquires about the Funds.
o    Furnishing  monthly and year-end  statements and confirmations of purchases and sales of shares.
o    Transmitting periodic reports,  updated prospectuses,  proxy statements and other shareholder communications.

For these services, each Fund pays fees which may vary depending on the services provided.  Fees will not exceed an annual  rate of 0.25% of the net daily  asset value of the shares of a Fund under the service contract.

                                       51

III.     Shareholder Information
================================================================================
CHOOSING THE APPROPRIATE SHARE CLASS

When you buy,  sell, or exchange  shares of a Fund,  you do so at the Fund's net asset value  ("NAV"),  plus any applicable  sales charge or Contingent  Deferred
Sales  Charge  (CDSC).  NAV is  determined  by  dividing  the  value of a Fund's securities,  cash,  and other assets  (including  accrued  interest),  minus all liabilities  (including  accrued  expenses),  by the number of the Fund's shares outstanding.

The  Funds  calculate  their  NAVs at the  close  of  regular  trading  each day
(normally 4:00 p.m. Eastern Time) the New York Stock Exchange is open. GAM Japan
Capital Fund's NAV is calculated normally at 4:00 p.m. Eastern Time using prices at the close of trading on the Tokyo  Stock  Exchange  (approximately  2:00 a.m.
Eastern Time) each day the New York Stock Exchange is open.

Fund shares are offered on a continuous  basis.  When you issue an order to buy, sell,  or exchange  shares by 4:00 p.m.  Eastern Time on a regular  trading day, your  order  will be  processed  at that  day's  NAV plus any  applicable  sales charges.  Each Fund  calculates its NAV based on the current market value of its portfolio securities. If a market value is not readily available for a security, the security  will be valued at fair value as  determined in good faith or under the direction of the Board of Directors.

The Funds invest in securities traded on foreign exchanges.  Generally,  trading in foreign  securities  markets is completed at various  times prior to the time that the Funds  calculate  their NAVs. The values of foreign  securities held by the Funds are  determined  at the last quoted  sales  prices  available  in each security's  principal  foreign market for the purpose of calculating the NAVs of the Funds. If events that materially  affect the value of the securities held by a Fund  occur  subsequent  to the close of the  securities  market on which such securities are principally  traded,  then the affected securities will be valued at fair value as described  above.  Because the Funds own securities  that trade primarily  in  foreign  markets,  which  may trade on days when the Funds do not price their shares,  the NAV of a Fund may change on days when shareholders will not be able to purchase or redeem shares of the Fund.

The  Company  offers A, B, C and D class  shares.  The B class  shares and the D class  shares are only  available  through  exchanges  with other Funds' B class shares  and D class  shares,  respectively,  as  described  in "How to  Exchange
Shares" on page 59 and through  reinvestment  of dividends  for existing B class and D class shareholders.  Each class involves different sales charges, features and expenses.

                                       52

A, B, C AND D SHARE COMPARISON

------------------ ------------------------- ------------------------ -------------------- --------------------
                   Class A                   Class B                  Class C              Class D

TERMS              Offered at NAV plus a     Offered at NAV with no   Offered at NAV       Offered at NAV
                   front-end sales charge    front-end sales          without a            plus a front-end
                                             charge, but with a       front-end sales      sales charge which
                                             Contingent Deferred      charge , but with    is lower than the
                                             Sales Charge (CDSC)      a Contingent         sales charge on A
                                             when shares are sold     Deferred Sales       Shares
                                                                      Charge (CDSC) of
                                                                      1.00% if shares
                                                                      are sold within
                                                                      one year after
                                                                      purchase

------------------ ------------------------- ------------------------ -------------------- --------------------
AVAILABILITY       All Funds                 Only available through   All Funds            Only available for
                                             exchanges of Class B                          GAM International,
                                             shares between Funds                          GAM Global, and
                                             and reinvestment of                           GAM Pacific Basin
                                             dividends for current                         Funds and only
                                             Class B shareholders                          available through
                                                                                           exchanges of
                                                                                           Class D shares
                                                                                           between Funds and
                                                                                           reinvestment of
                                                                                           dividends for
                                                                                           current Class D
                                                                                           shareholders

------------------ ------------------------- ------------------------ -------------------- --------------------
ONGOING EXPENSES   Lower than Class B, C,    Higher than Class A or   Higher than          Higher than
                   or D                      D                        Class A or D         Class A shares,
                                                                                           but lower than
                                                                                           Class B or C

------------------ ------------------------- ------------------------ -------------------- --------------------
APPROPRIATE FOR    o    Who prefer a         o    Who are             o   Who want         o   Who are
INVESTORS               single front-end          existing Class B        to invest all        existing
                        sales charge              shareholders            money                Class D
                                                                          immediately,         shareholders
                   o    With a longer                                     with no
                        investment horizon                                front-end
                                                                          sales charge
                   o    Who qualify
                        for reduced sales                             o   With a
                        charges on larger                                 shorter
                        investments                                       investment
                                                                          horizon

------------------ ------------------------- ------------------------ -------------------- --------------------
MAXIMUM INVESTMENT Unlimited                 $1,000,000               $1,000,000           Unlimited, though
                                             Your purchase of         Your purchase of     purchases for more
                                             Class B Shares must be   Class C Shares       than $1,000,000
                                             for less than            must be for less     should be for
                                             $1,000,000, because if   than $1,000,000      Class A Shares as
                                             you invest $1,000,000    because if you       you would pay a
                                             or more, you will pay    invest $1,000,000    lower 12b-1 fee.
                                             less in fees and         or more, you will
                                             charges if you buy       pay less in fees
                                             Class A Shares.          and charges if you
                                                                      buy Class A Shares.

                                       53

INFORMATION ABOUT THE REDUCTION OR WAIVER OF FRONT-END SALES CHARGES:

Front-end sales charges may be reduced by:

o    Rights of Accumulation. This means that you may add the value of any shares you already own of the same class to the amount of your next  investment in that class for purposes of  calculating  the sales charge.  To determine if you qualify for a reduced sales charge, the amount of your current purchase is added to the cost or current value,  whichever is higher,  of the shares of that class that you already own.

o    Statement  of  Intention.  This means you can  declare  your  intention  to purchase  shares of the same class over a 13-month  period and  receive the same sales charge as if you had bought all the shares at once.

o    Combination  Privilege.  This means you may combine shares of more than one
     GAM Fund of the same class for purposes of  calculating  the sales  charge.
     Also, you may combine  shares  purchased in your own account with shares of the same class purchased for your spouse or children under the age of 21.

You may need to provide  your  financial  services  firm or the Funds'  transfer agent with certain  information  about your accounts and the accounts of related parties to take  advantage of the front-end  sales charge  reductions  described above.  In certain  instances,  you may have to provide an account  statement to verify that an account  qualifies for inclusion in the  calculation of the sales charge  reduction.  You also must provide your  financial  services  firm or the
Funds' transfer agent with information  about eligible  accounts held with other broker/dealers  if you want these  accounts  to be used to  calculate  the sales charge reduction.  If you want to use the cost of shares previously purchased to calculate  the sales  charge  reduction,  you will need to provide  the  records necessary to demonstrate the historical cost of the shares purchased because the
Funds,  their  transfer agent and your  financial  institution  may not have the necessary data.

Please refer to the Purchase Application or consult with your financial services firm to take advantage of these purchase options.

Front-end sales charges may be waived...

o    For GAM employees or others  connected in  designated  ways to the firm, to its affiliates,  or to its registered  representatives.  Please see the SAI for details.
o    For large orders and  purchases by eligible  plans.  Please see the SAI for details,  including a  description  of the  commissions  GAM may advance to dealers for these purchases.

You need to notify your financial  services firm or the Fund's transfer agent if you qualify for a waiver.

INFORMATION ABOUT CONTINGENT DEFERRED SALES CHARGES (CDSCs)

Class A Shares are subject to a front-end  sales charge at the time of purchase.
However,  for certain purchases,  the initial sales charge may be waived.  Those purchases may be subject to a contingent  deferred  sales charge of 1% on shares sold within 12 months of purchase  if GAM has paid a  commission  (not waived by the dealer) on the original purchase of shares.

Class B Shares  are  subject  to a CDSC on any sale of  shares  which  drops the aggregate  value of your Class B Share account  below the  aggregate  amount you have invested during the years preceding your redemption.  Class B shares may be converted  into Class A shares  after eight,  six,  four,  three,  or two years, depending on the amount of Class B Shares you purchased and when.

Class C Shares  are  subject  to a CDSC on any sale of  shares  which  drops the aggregate  value of your Class C Share account  below the  aggregate  amount you have invested during the one year preceding your redemption.

CDSCs will be waived...

o    When you sell off the profit from shares that have  increased in value over certain  periods  (12 months for Class A, up to 6 years for Class B, 1 year for Class C).
o    When  you  sell  shares  you  have  bought  by  reinvesting   dividends  or
     distributions,  or that you have bought by  exchanging  shares of other GAM
     Funds.

Note:  When the Funds  determine  whether  or not you owe a CDSC at the time you sell shares, the Funds assume that the amounts described in the two points above are sold first.

                                       54

Sales Charge Schedules

Front-End Sales Charges on Class A and D Shares

Class A Sales Charges
------------------------ --------------------- ------------------------  ------------------------
                            Sales Charge           Sales Charge             Amount Reallowed to
                            (as % of               (as % of Net             Dealers (as % of
Purchase amount             Offering Price)        Amount Invested)         Offering Price)

Less than $50,000........       5.50%                  5.82%                    5.00%
$50,000 to $99,999.......       4.50                   4.71                     4.00
$100,000 to $249,999.....       3.50                   3.63                     3.00
$250,000 to $499,999.....       2.50                   2.56                     2.00
$500,000 to $999,999.....       2.00                   2.04                     1.75
$1,000,000 and over (1)..       None                   None                     Up to 1.00(2)

(1)  A CDSC of 1% of the  shares'  purchase  price or the net asset value at the time of sale by the shareholder,  whichever is less, is charged on sales of shares made within twelve months of purchase.  Class A shares  representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 10% of the value of the fund account under a Fund's Systematic Withdrawal Plan are not subject to this charge.
(2)  GAM Services  pays 1.00% to the dealer for sales of greater than $1 million but less than $3  million,  0.75% for sales of at least $3 million but less than $5  million,  0.50% for sales of at least $5 million but less than $50 million, and 0.25% for sales of $50 million or more.

Class A shares pay a 0.30% 12b-1 fee (of which 0.25% is reallowed to dealers).

Class D Sales Charges
------------------------ --------------------- ------------------------  ----------------------
                          Sales Charge            Sales Charge             Amount Reallowed
                          (as % of                (as % of Net             to Dealers (as %
Purchase amount           Offering Price)         Amount Invested)         of Offering Price)

Up to $100,000...........     3.50%                   3.63%                    2.50%
$100,000-$299,999........     2.50%                   2.56%                    1.50%
$300,000-$599,999........     2.00%                   2.04%                    1.00%
$600,000-$999,999........     1.50%                   1.52%                    1.00%
$1,000,000 and over*.....     0.00%

Class D shares pay a 0.50%  12b-1 fee (all of which is  reallowed  to  dealers).
Class D shares are only available  through  reinvestment of dividends by current
Class D  shareholders  and through  exchanges  of Class D shares of one Fund for
Class D shares of another Fund, as described under "How to Exchange Shares."

*Purchases  of $1 million or more should be for Class A shares.  Please  consult your financial services firm.

                                       55

Contingent Deferred Sales Charges (CDSCs) on Class B and C Shares

Class B Sales Charges
------------------------- ------------------------------------------------------
                                Percentage (based on amount of investment)
                            by which the shares' net asset value is multiplied:
                          ------------------------------------------------------
If you sell Class B       Less         $100,000      $250,000     $500,000
                          than            to            to           to
shares within:          $100,000       $249,999      $499,999     $999,999
-------------           --------       --------      --------     --------

1st year since
   purchase..........      5%             3%            3%           2%
2nd year since
   purchase..........      4%             2%            2%           1%
3rd year since
   purchase..........      3%             2%            1%          None
4th year since
   purchase..........      2%             1%           None         None
5th year since
   purchase..........      2%            None          None         None
6th year since
   purchase..........      1%            None          None         None
7th year since
   purchase..........     None           None          None         None

If you are eligible for a complete  waiver of the sales charge on Class A shares because  you are  investing  $1 million or more,  you  should  purchase  Class A shares, which have lower ongoing expenses.

Class B shares are only available  through  reinvestment of dividends by current
Class B  shareholders  and through  exchanges  of Class B shares of one Fund for
Class B shares of another Fund, as described under "How to Exchange Shares."

Class B shares  automatically  convert  to Class A shares  after  the end of the sixth year,  if you  purchase  less than  $100,000,  after the end of the fourth year, if you purchase at least $100,000 but less than $250,000, after the end of the third year, if you purchase at least  $250,000 but less than  $500,000,  and after the end of the second year, if you purchase $500,000 or more but less than
$1  million.  To  qualify  for the  lower  deferred  sales  charge  and  shorter conversion  schedule,  you  must  make  the  indicated  investment  as a  single purchase.

Regardless  of the amount of the  investment,  Prior  Class B Shares (as defined below) are subject to a deferred  sales charge at the time of  redemption at the following  percentages:  (i) 5%, if shares are sold  within the first year since purchase;  (ii) 4%, if shares are sold  within the second  year since  purchase;
(iii) 3%, if shares  are sold  within the third or fourth  year since  purchase;
(iv) 2%, if shares are sold within the fifth year since purchase; and (v) 1%, if shares are sold  within the sixth year of  purchase.  Prior  Class B Shares held longer than six years are not subject to a deferred sales charge and after eight years  automatically  convert  to  Class A  shares,  which  have  lower  ongoing expenses.

Prior Class B Shares are Class B shares of the Funds purchased or acquired prior
to  January  30,  2002  and  exchanged   (including   exchanges  as  part  of  a
reorganization) for Class B shares of the Funds after January 30, 2002.

Class B shares  pay a 1%  12b-1/service  fee (of  which  0.25% is  reallowed  to dealers  beginning  in year 2).  No  schedule  detailing  the  amount of Class B commissions  reallowed  to dealers is  included  because  the Class B shares are closed for new investments.

Class C Sales Charges
------------------------------------- ----------- -------------
The year you sell shares                 1st        2nd & after
C Shares                                 1%          0%

Dealer commission:  1% (Investment must be held at least 12 months).

                                       56

CDSC WAIVERS (continued from pg. 54)

o    For shares  sold from the  registered  accounts of persons who have died or become disabled within one year after death or disability.

o    For redemptions  representing minimum required distributions from an IRA or other  tax-qualified  retirement  plan to a shareholder  who is over 70 1/2 years old.  If a  shareholder  holds other  investments  in the same IRA or plan, then all investments must be distributed on a pro rata basis.

o    For sales of shares  from  Qualified  Retirement  Plans  that  offer  Funds managed by the Investment  Advisors or Co-Investment  Advisors to the Funds
     if the Plan is being fully "cashed out," with all assets distributed to its participants.

o    For share sales under the Systematic  Withdrawal Plan. No more than 10% per year of the account balance may be sold by Systematic  Withdrawal,  and the account  must  have a  minimum  $10,000  balance  at the  beginning  of the
     Systematic Withdrawal Plan.

o    For exchanges between same share classes of other GAM Funds.

For detailed rules applicable to CDSC waivers, please read the SAI.

You need to notify your financial  services firm or the Fund's transfer agent if you qualify for a waiver.

INFORMATION ABOUT 12B-1 FEES:

o    The 12b-1  Plans  adopted by the Fund for the Class A, Class B, Class C and
     Class D Shares  permit the Fund to pay  distribution  fees for the sale and distribution of its shares.

o    Because these fees are paid out of Fund assets on an on-going  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

INFORMATION ABOUT PROCESSING FEES

Financial  services firms may charge their customers a processing or service fee in connection  with the purchase or  redemption  of fund shares.  The amount and applicability  of such a fee is  determined  and  disclosed to customers by each individual  financial  services  firm.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and SAI. Your financial  services firm will provide you with specific  information  about any processing or service fees you will be charged.  Processing  fees are charged by financial  services  firms and not the
Funds.

HOW TO BUY SHARES

You may buy shares through your  financial  services firm, or you may buy shares directly by mail from Boston  Financial  Data  Services  ("BFDS"),  the transfer agent for the Funds.

To buy shares directly by mail,  complete the appropriate  parts of the Purchase
Application  (included  with  this  Prospectus).  Make  your  check  out  in the appropriate amount to the order of "GAM Funds, Inc."

Send the application and check (U.S. dollars) to:

         GAM Funds, Inc.
         c/o BFDS
         P.O. Box 8264
         Boston, MA  02266-8264

You may pay for shares by wire  transfer  after you have mailed in your Purchase
Application. See the wire instructions on the Purchase Application.

Minimum investment amounts
--------------------------

Initial investment                         $5,000

Subsequent investment                         100

Initial IRA account investment              2,000

Subsequent IRA account investment             100

At their  discretion,  the Funds may waive minimum  investment  requirements for custodial  accounts,  employee benefit plans or accounts opened under provisions of the Uniform Gifts to Minors Act (UGMA).

Each Fund  reserves  the right to refuse any order for the  purchase  of shares.
Shareholders will be notified of any such action as required by law.

The  Funds  are not  designed  for  professional  market  timing  organizations, individuals,  or entities  using  programmed  or frequent  exchanges  or trades.
Frequent  exchanges or trades may be disruptive  to the  management of the Funds

                                       57

and can raise their  expenses.  The Funds'  principal  underwriter  reserves the right to reject or restrict any specific  purchase  and exchange  requests  with respect  to market  timers  and  reserves  the right to  determine,  in its sole discretion,  that an  individual,  group or  entity  is or has acted as a market timer.

Transactions  placed  through  the same  financial  intermediary  on an  omnibus account  basis may be deemed  part of a group for the purpose of this policy and may be  rejected  in whole or in part by a Fund.  Transactions  accepted by your financial  intermediary  and  determined by a Fund's  principal  underwriter  to constitute  market timing are not deemed accepted by a Fund and may be cancelled or revoked by the Fund.  While the Funds monitor for market  timing  activity in omnibus  accounts,  the identity of individual  purchasers and redeemers of Fund shares is not always known to the Funds, which at times makes it difficult for a
Fund to identify and eliminate  all such market timing  activity by investors in the Fund.

The Funds do not  charge a  redemption  fee to GAM's  advisory  clients  where a client's  portfolio  consists of funds that are  controlled  by a GAM  portfolio manager on a  discretionary  basis.  GAM portfolio  managers are prohibited from engaging in market timing activities with respect to the Funds.

Each of GAM Global Fund,  GAM  International  Fund,  GAM Pacific Basin Fund, GAM
Japan Capital Fund and GAM Europe Fund imposes a 1.00%  redemption fee on shares redeemed  (including in connection  with an exchange) 90 days or less from their date of purchase. The redemption fee applies to Class A and D shares only.

The  redemption  fee  is  not a  sales  charge.  Neither  the  Funds'  principal underwriter,  nor Fund  management  realizes  any of these fees as revenue.  The proceeds will be paid directly to the applicable  Fund and therefore  affect its
NAV.

The Board of Directors of the Funds  approved  the  redemption  fee to limit the disruptive  effects on the  portfolio  management  of the Funds that result from
"market  timing" of Fund  shares  and to  protect  the  interests  of  long-term shareholders.  The  redemption fee is intended to offset  portfolio  transaction costs and costs  associated  with erratic  redemption  activity,  as well as the administrative  costs  associated  with  processing  redemptions.  The  Board of
Directors  also  approved  resolutions  that permit GIML and GAM USA upon proper notice to shareholders,  to impose redemption fees on the GAMerica Capital Fund, the GAM  American  Focus Fund  and/or the GAM Gabelli  Long/Short  Fund at their discretion,  and to impose  such fee on any class of shares  established  in the future which have a front-end sales charge.

The redemption fee is intended to offset portfolio  transaction  costs and costs associated with erratic redemption activity, as well as the administrative costs associated  with processing  redemptions.  To the extent that the redemption fee applies,  the price you will receive when you redeem your shares is the NAV next determined  after receipt of your  redemption  request in good order,  minus the redemption  fee.  For most  shareholders,  the  redemption  fee is applied  only against the portion of your  redemption  proceeds that  represents the lower of:
(i) the initial cost of the shares  redeemed,  and (ii) the NAV of the shares at the time of redemption,  so that you will not pay a fee on amounts  attributable to capital appreciation of your shares. However, certain recordkeepers may apply the  redemption  fee solely on the basis of the NAV of the shares at the time of redemption.  See the SAI for further details. The redemption fee is not assessed on shares acquired through the  reinvestment of dividends or distributions  paid by the Funds.

For the purpose of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made in the  following  order:
(i)  from  shares   purchased   through  the   reinvestment   of  dividends  and
distributions  paid  by  the  Funds;  and  (ii)  from  all  other  shares,  on a first-purchased,  first-redeemed  basis.  Only shares  described  in clause (ii)
above that are  redeemed  90 days or less from their  date of  purchase  will be subject to the redemption fee.

The Funds' principal  underwriter  may, at its discretion,  waive the redemption fee upon the death or permanent disability of a shareholder.

HOW TO SELL SHARES

You may sell  shares  on any day the New York  Stock  Exchange  is open,  either through your  financial  services  firm or directly,  through  BFDS,  the Funds'
transfer  agent.  Financial  services  firms must receive your sell order before
4:00 p.m.  Eastern  Time,  and are  responsible  for  furnishing  all  necessary documentation to the transfer agent.

                                       58

TO SELL SHARES BY MAIL VIA THE TRANSFER AGENT

o    Send a written request,  indicating the Fund name, class of shares,  number of shares or dollar amount to be sold,  and signed by the  person(s)  whose name(s) appear on the account records, to the Funds' transfer agent.

     Send request to:

         GAM Funds, Inc.
         c/o BFDS
         P.O. Box 8264
         Boston, MA  02266-8264

o    You will need a signature guarantee (a) if you sell shares worth $50,000 or more;  (b) if you want the money from your sale to be paid to someone other than the registered  account holder  (usually,  this means to someone other than yourself) or (c) if you want the money mailed to an address other than the address of record  (usually some other address than your own).  You can get a signature guarantee from most banks, from a member firm of a national stock exchange, or from another guarantor  institution.  A notary public is not acceptable.

o    If you are required to provide a signature  guarantee  and live outside the
     United States,  a foreign bank acceptable to the transfer agent may provide a signature guarantee. If such signature guarantee is not acceptable to the
     Funds'  transfer  agent,  you may  experience a delay in  processing of the redemption.  You may get a signature  guarantee  from a foreign bank which, for example,  is an overseas branch of a United States bank, member firm of a stock exchange or has a branch office in the United States.

o    If you sell shares as a  corporation,  agent,  fiduciary,  surviving  joint owner,  or  individual  retirement  account  holder,  you will  need  extra documentation.  Contact the Funds'  transfer agent to make sure you include all required documents with your order.

TO SELL SHARES BY PHONE VIA THE TRANSFER AGENT

To sell  shares  by  telephone,  you must  have  first  selected  the  telephone redemption  privilege,  either on your initial Purchase  Application,  or later, before placing your sell order.

INVOLUNTARY REDEMPTIONS

Your  account may be closed by the Fund if,  because of  withdrawals,  its value falls below $1,000. With respect to involuntary redemptions:

o    You will be asked by the Fund to buy more  shares  within  30 days to raise your account value above $1,000. If you do not do this, the Fund may redeem your  account and send you the  proceeds.  You will not owe any CDSC on the proceeds of an involuntarily redeemed account.

o    If you draw your account below $1,000 via the  Systematic  Withdrawal  Plan
     (see  "Account  Services,"  below),  your  account  will not be  subject to involuntary redemption.

o    Involuntary  redemption  does not apply to retirement  accounts or accounts maintained by administrators in retirement plans.

o    No account will be closed if its value drops below  $1,000  because of Fund performance, or because of the payment of sales charges.

REINSTATEMENT PRIVILEGE

If you sell  shares  of a Fund,  you may  reinvest  some or all of the  proceeds within 60 days without a sales charge. For these rules to apply:

o    You must  reinvest in the same account or a new account,  in the same class of shares.

o    If you paid a CDSC at the time of sale,  you will not be credited  with the portion of the CDSC paid from the reinvested proceeds.

o    You will not be credited with any redemption fee you paid.

o    You  will  need to  notify  the  transfer  agent if you are  invoking  this privilege.

HOW TO EXCHANGE SHARES

You may exchange  shares of Class A, Class B, Class C or Class D of any Fund for
shares of the same class of another  GAM Fund  (including  the GAM Money  Market
Account).  Generally, you will not pay any sales charge when making exchanges of shares for which an applicable sales charge has been paid. Exchanges may be done by phone or by mail.  The GAM Money Market  Account is an open-ended  investment management company not offered through this Prospectus. For a free prospectus on the GAM Money Market Account, contact your advisor or call 800-426-4685.

                                       59

TO EXCHANGE SHARES BY PHONE VIA THE TRANSFER AGENT

Before  you try to  exchange  shares  by  telephone,  make  sure you  have  this privilege.  You must have selected it on your initial Purchase  Application.  If you don't  have this  privilege  now,  you can  still get it by  writing  to the transfer  agent at GAM  Funds,  Inc.,  c/o  BFDS,  P.O.  Box  8264,  Boston,  MA
02266-8264.

TO EXCHANGE SHARES BY MAIL VIA THE TRANSFER AGENT

o    Send a written request,  indicating the Fund name, class of shares,  number of shares or dollar  amount to be  exchanged,  and signed by the  person(s)
     whose name(s) appear on the account records, to the Funds' transfer agent.

     Send request to:

         GAM Funds, Inc.
         c/o BFDS
         P.O. Box 8264
         Boston, MA  02266-8264

o    Send a new Purchase  Application,  showing the simultaneous purchase of new
     Fund shares.  You can get a new Purchase  Application by calling the Funds'
     transfer agent at 800-426-4685.

EXCHANGES TO OR FROM THE GAM MONEY MARKET ACCOUNT

o    Shares of one GAM Fund may be  exchanged  for  shares of the same  class of another GAM Fund or for shares of the GAM Money Market Account.

o    The GAM Money Market  Account  does not offer D shares.  You may exchange a
     Fund's Class D shares for Class A shares of the GAM Money Market Account.

o    Fund shares  subject to a CDSC (i.e.,  Class B and Class C Shares)  will be subject to the same CDSC after  exchanging them for shares of the GAM Money
     Market Account. They will "age" from the original Fund purchase date.

Limits on exchanges

The exchange vehicle is not intended for short-term trading.  Excessive exchange activity may interfere with  portfolio  management and have an adverse effect on shareholders.  Each Fund  reserves the right to revise or terminate the exchange privilege,  limit the amount or number of  exchanges,  or reject  any  exchange.
Shareholders will be notified of any such action as required by law.

ACCOUNT SERVICES

You may select the following account services on your Purchase  Application,  or at any time thereafter, in writing.

o    Dividend reinvestment
     Automatic, unless you direct that your dividends be mailed to you.

o    Systematic withdrawal plan
     You may order a specific dollar amount sale of shares at regular  intervals
     (monthly,  quarterly,  semi-annually or annually). $10,000 account minimum.
     The minimum is $100 per systematic withdrawal per Fund.

o    Automatic investment plan
     You may order a  specific  dollar  amount  purchase  of  shares at  regular intervals (monthly,  quarterly,  semi-annually or annually),  with payments made  electronically  from an account you designate at a financial services institution. $100 minimum per automatic investment per Fund.

Voice Response Unit
You may access GAM Fund  information  through our phone inquiry system.  You may select from a menu of choices that includes prices, dividends and capital gains, account balances and ordering duplicate statements.

Telephone  privileges.  Telephone requests may be recorded.  The Funds' transfer agent has procedures in place to verify caller identity. Proceeds from telephone sales will be mailed only to your  registered  account address or transferred by wire or via the ACH (automated  clearing house) to an account you designate when you establish this privilege.  As long as the Fund and its transfer agent follow instructions  communicated  by  telephone  that were  reasonably  believed to be genuine at the time of their receipt,  neither they nor any of their  affiliates will be liable  for any loss to the  account  holder  caused by an  unauthorized transaction.

                                       60

Please contact you financial  representative for further help with your account, or contact the Funds' transfer agent.

Contact:
         Boston Financial Data Services
         Attention:  GAM Funds, Inc.
         P.O. Box 8264
         Boston, MA  02266-8264
         (800) 426-4685

DIVIDENDS AND TAX MATTERS

So long as each  Fund  meets  the  requirements  of a  tax-qualified  registered investment company, it pays no federal income tax on the earnings it distributes to shareholders.  Each Fund intends to pay a semi-annual  dividend  representing its entire net investment  income and to distribute all its realized net capital gains. In so doing, the Fund will avoid the imposition of any excise taxes.

Dividends, whether reinvested or taken as cash, are generally taxable. Dividends from capital gains are taxable at the rate  applicable to the length of time the investments  have  been held by the  Fund.  Dividends  from  other  sources  are generally taxable as ordinary income.

After a Fund makes its semi-annual  distribution,  the value of each outstanding share  will  decrease  by the  amount  of the  distribution.  If you buy  shares immediately  before the record date of the  distribution,  you will pay the full price for the shares,  then  receive some portion of the price back as a taxable dividend or capital gain distribution.

Form  1099  DIV and Tax  Notice,  mailed  to you  every  January,  details  your distributions and their Federal tax category.

Normally,  any sale or exchange of shares is a taxable event.  Depending on your purchase price and sale price,  you may have a gain or loss on the  transaction.
Please verify your tax liability with your tax professional. Consult the SAI for certain other tax consequences to shareholders.

                                       61

IV.      Financial Highlights
=========================================================================================================

The financial  highlights table is intended to help you understand the Fund's  financial  performance for the past 5 years and the six-month period ended June 30, 2003.  Certain  information  reflects  financial results for a single Fund share. The total returns in the table represent the rate that an investor would have  earned  or  lost  on an  investment  in  the  Fund  (assuming  reinvestment  of all  dividends  and distributions).  Unless  otherwise  noted,  the selected  financial  information  below is for the fiscal periods  ending  December 31 of each year.  The accounting  firm  PricewaterhouseCoopers  LLP audited the
Funds' financial statements for each of the five years ended December 31. Their report is included in the
Funds'  Annual  Report.  The  financial  highlights  for the  six-month  period  ended June 30,  2003 are unaudited.

GAM GLOBAL FUND
=========================================================================================================

                                                              Class A Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------
                                      03(a)        02          01          00          99          98
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $12.11      $15.19      $17.53      $21.75      $19.04      $18.71
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.12)      (0.26)      (0.23)      (0.26)      (0.13)      (0.05)
Net realized and unrealized gain/
   (loss) on investments              1.10       (2.82)      (2.11)      (3.31)       2.84        0.55
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.98       (3.08)      (2.34)      (3.57)       2.71        0.50
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions in excess of net
   investment income                    --          --          --       (0.48)         --          --
Distributions from net realized
   gains                                --          --          --       (0.17)         --       (0.17)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (0.65)         --       (0.17)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $13.09      $12.11      $15.19      $17.53      $21.75      $19.04
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   8.09%     (20.28)%    (13.35)%    (16.34)%     14.23%       2.57%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $9.10      $10.30         $15         $31         $67        $140
Ratio of expenses to average
   net assets                         3.79%(d)    3.22%       2.72%       2.13%       1.89%       1.71%
Ratio of net investment income/
   (loss) to average net assets      (2.06)%(d)  (1.91)%     (1.52)%     (1.34)%     (0.69)%     (0.25)%
Portfolio turnover rate                 23%         78%         58%        199%        107%        123%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       62

GAM GLOBAL FUND
=========================================================================================================

                                                              Class B Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------
                                      03(a)        02          01          00          99         98(c)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $11.89      $15.05      $17.50      $21.66      $19.11      $20.99
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.18)      (0.38)      (0.36)      (0.40)      (0.30)      (0.13)
Net realized and unrealized gain/
   (loss) on investments              1.07       (2.78)      (2.09)      (3.29)       2.85       (1.75)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.89       (3.16)      (2.45)      (3.69)       2.55       (1.88)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions in excess of net
   investment income                    --          --          --       (0.30)         --          --
Distributions from net realized
   gains                                --          --          --       (0.17)         --          --
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (0.47)         --          --
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $12.78      $11.89      $15.05      $17.50      $21.66      $19.11
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   7.49%     (21.00)%    (14.00)%    (16.96)%     13.34%      (8.96)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)             $2       $2.20          $4          $6          $9         $10
Ratio of expenses to average
   net assets                         4.84%(d)    4.16%       3.58%       2.92%       2.76%       2.70%(d)
Ratio of net investment income/
   (loss) to average net assets      (3.10)%(d)  (2.86)%     (2.37)%     (2.11)%     (1.61)%     (1.14)%(d)
Portfolio turnover rate                 23%         78%         58%        199%        107%        123%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

GAM GLOBAL FUND
=========================================================================================================

                                                              Class C Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------
                                      03(a)        02          01          00          99         98(e)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $11.85      $15.06      $17.53      $21.63      $19.10      $21.06
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.20)      (0.42)      (0.39)      (0.41)      (0.30)      (0.14)
Net realized and unrealized gain/
   (loss) on investments              1.07       (2.79)      (2.08)      (3.27)       2.83       (1.82)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.87       (3.21)      (2.47)      (3.68)       2.53       (1.96)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions in excess of net
   investment income                    --          --          --       (0.25)         --          --
Distributions from net realized
   gains                                --          --          --       (0.17)         --          --
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (0.42)         --          --
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $12.72      $11.85      $15.06      $17.53      $21.63      $19.10
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   7.34%     (21.31)%    (14.09)%    (16.97)%     13.25%      (9.31)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $1.10       $1.30          $2          $3          $8          $9
Ratio of expenses to average
   net assets                         5.20%(d)    4.47%       3.74%       2.95%       2.77%       2.83%(d)
Ratio of net investment income/
   (loss) to average net assets      (3.48)%(d)  (3.16)%     (2.53)%     (2.16)%     (1.62)%     (1.27)%(d)
Portfolio turnover rate                 23%         78%         58%        199%        107%        123%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       63

GAM GLOBAL FUND
=========================================================================================================

                                                              Class D Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99          98
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $11.74      $14.95      $17.36      $21.41      $18.79      $18.50
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.24)      (0.45)      (0.33)      (0.33)      (0.18)      (0.08)
Net realized and unrealized gain/
   (loss) on investments              1.05       (2.76)      (2.08)      (3.23)       2.80        0.54
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.81       (3.21)      (2.41)      (3.56)       2.62        0.46
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions in excess of net
   investment income                    --          --          --       (0.32)         --          --
Distributions from net realized
   gains                                --          --          --       (0.17)         --       (0.17)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (0.49)         --       (0.17)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $12.55      $11.74      $14.95      $17.36      $21.41      $18.79
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   6.90%     (21.47)%    (13.88)%    (16.57)%     13.94%       2.38%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $0.50       $0.50          $1          $2          $6         $10
Ratio of expenses to average
   net assets                         6.06%(d)    4.70%       3.35%       2.51%       2.16%       1.87%
Ratio of net investment income/
   (loss) to average net assets      (4.31)%(d)  (3.39)%     (2.14)%     (1.76)%     (0.98)%     (0.41)%
Portfolio turnover rate                 23%         78%         58%        199%        107%        123%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       64

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                                       65

GAM INTERNATIONAL FUND
=========================================================================================================

                                                               Class A Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99          98
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $12.79      $15.11      $20.02      $32.16      $30.06      $28.46
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)       0.06        0.02       (0.03)      (0.23)       0.17        0.08
Net realized and unrealized gain/
   (loss) on investments              0.44       (2.35)      (4.88)      (7.07)       1.93        2.03
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.50       (2.33)      (4.91)      (7.30)       2.10        2.11
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (2.82)         --       (0.05)
Distributions in excess of net
   investment income                    --          --          --       (2.02)         --          --
Distributions from net realized
   gains                                --          --          --          --          --       (0.46)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (4.84)         --       (0.51)
                                    ------      ------      ------      ------      ------      ------
Redemption fees(b)                      --        0.01          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $13.29      $12.79      $15.11      $20.02      $32.16      $30.06
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction of sales
   charge)                            3.91%     (15.35)%    (24.53)%    (22.74)%      6.99%       7.22%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $97.1        $109        $190        $440      $1,271      $2,868
Ratio of expenses to average
   net assets                         2.59%(d)    2.25%       2.01%       1.90%       1.76%       1.66%
Ratio of net investment income/
  (loss) to average net assets        0.94%(d)    0.17%      (0.16)%     (0.86)%      0.62%       0.27%
Portfolio turnover rate                 35%         55%        105%        180%        117%         73%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net  investment  income and  redemption  fees per share have been  determined  based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       66

GAM INTERNATIONAL FUND
=========================================================================================================

                                                              Class B Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99         98(c)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $12.77      $15.21      $20.28      $32.31      $30.41      $33.39
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)       0.01       (0.07)      (0.14)      (0.38)      (0.07)      (0.20)
Net realized and unrealized gain/
   (loss) on investments              0.44       (2.37)      (4.93)      (7.09)       1.97       (2.78)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.45       (2.44)      (5.07)      (7.47)       1.90       (2.98)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (2.71)         --          --
Distributions in excess of net
   investment income                    --          --          --       (1.85)         --          --
Distributions from net realized
   gains                                --          --          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (4.56)         --          --
                                    ------      ------      ------      ------      ------      ------
Redemption fees(b)                      --          --          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $13.22      $12.77      $15.21      $20.28      $32.31      $30.41
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction of sales
   charge)                            3.52%     (16.04)%    (25.00)%    (23.22)%      6.25%      (8.92)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $10.1         $11         $18         $35         $72         $65
Ratio of expenses to average
   net assets                         3.28%(d)    2.94%       2.67%       2.51%       2.48%       2.54%(d)
Ratio of net investment income/
  (loss) to average net assets        0.25%(d)   (0.53%)     (0.83)%     (1.44)%     (0.24)%     (1.10)%(d)
Portfolio turnover rate                 35%         55%        105%        180%        117%         73%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net  investment  income and  redemption  fees per share have been  determined  based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

GAM INTERNATIONAL FUND
=========================================================================================================

                                                               Class C Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99         98(e)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $12.88      $15.35      $20.47      $32.29     $30.37       $32.61
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)
Net realized and unrealized gain/     0.01       (0.08)      (0.14)      (0.40)      (0.05)      (0.20)
   (loss) on investments              0.44       (2.39)      (4.98)      (7.08)       1.97       (2.04)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.45       (2.47)      (5.12)      (7.48)       1.92       (2.24)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (2.58)         --          --
Distributions in excess of net
   investment income                    --          --          --       (1.76)         --          --
Distributions from net realized
   gains                                --          --          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (4.34)         --          --
                                    ------      ------      ------      ------      ------      ------
Redemption fees(b)                      --          --          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $13.33      $12.88      $15.35      $20.47      $32.29      $30.37
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction of sales
   charge)                            3.49%     (16.09)%    (25.01)%    (23.25)%      6.32%      (6.87)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)           $5.7          $7         $12         $28         $80         $78
Ratio of expenses to average
   net assets                         3.39%(d)    2.99%       2.71%       2.54%       2.48%       2.52%(d)
Ratio of net investment income/
  (loss) to average net assets        0.13%(d)   (0.57)%     (0.85)%     (1.48)%     (0.19)%     (1.14)%(d)
Portfolio turnover rate                 35%         55%        105%        180%        117%         73%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net  investment  income and  redemption  fees per share have been  determined  based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       67

GAM INTERNATIONAL FUND
=========================================================================================================

                                                            Class D Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99          98
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $12.63      $15.00      $19.90      $31.96      $29.92      $28.34
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)       0.04       (0.03)      (0.06)      (0.25)       0.09        0.04
Net realized and unrealized gain/
   (loss) on investments              0.44       (2.34)      (4.84)      (7.02)       1.95        2.03
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.48       (2.37)      (4.90)      (7.27)       2.04        2.07
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (2.81)         --       (0.03)
Distributions in excess of net
   investment income                    --          --          --       (1.98)         --          --
Distributions from net realized
   gains                                --          --          --          --          --       (0.46)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (4.79)         --       (0.49)
                                    ------      ------      ------      ------      ------      ------
Redemption fees(b)                      --          --          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $13.11      $12.63      $15.00      $19.90      $31.96      $29.92
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction of sales
   charge)                            3.80%     (15.80)%    (24.62)%    (22.82)%      6.82%       7.13%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $6.40          $7         $13         $34        $101        $159
Ratio of expenses to average
   net assets                         2.82%(d)    2.63%       2.19%       2.01%       1.94%       1.80%
Ratio of net investment income/
  (loss) to average net assets        0.71%(d)   (0.23)%     (0.38)%     (0.96)%      0.34%       0.14%
Portfolio turnover rate                 35%         55%        105%        180%        117%         73%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net  investment  income and  redemption  fees per share have been  determined  based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       68

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                                       69

GAM PACIFIC BASIN FUND
=========================================================================================================

                                                              Class A Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99          98
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $6.92       $7.90       $9.57      $14.17       $8.23       $9.69
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.03)      (0.12)      (0.11)      (0.06)      (0.04)      (0.01)
Net realized and unrealized gain/
   (loss) on investments              0.30       (0.86)      (1.56)      (3.19)       6.19       (0.51)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.27       (0.98)      (1.67)      (3.25)       6.15       (0.52)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (1.35)      (0.01)      (0.22)
Distributions in excess of net
   investment income                    --          --          --          --       (0.20)         --
Distributions from net realized
   gains                                --          --          --          --          --       (0.72)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (1.35)      (0.21)      (0.94)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $7.19       $6.92       $7.90       $9.57      $14.17       $8.23
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   3.90%     (12.41)%    (17.45)%    (23.21)%     74.91%      (3.99)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)           $8.1        $7.2          $8         $15         $47         $17
Ratio of expenses to average
   net assets                         4.22%(d)    3.70%       3.37%       2.20%       2.26%       2.42%
Ratio of net investment income/
   (loss) to average net assets      (1.03)%(d)  (1.58)%     (1.26)%     (0.54)%     (0.42)%     (0.11)%
Portfolio turnover rate                 15%         38%         51%         51%         63%         55%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 1st June, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       70

GAM PACIFIC BASIN FUND
=========================================================================================================

                                                               Class B Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99         98(c)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $7.07       $8.21      $10.04      $14.89       $8.96       $9.15
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.10)      (0.26)      (0.21)      (0.17)      (0.19)      (0.35)
Net realized and unrealized gain/
   (loss) on investments              0.31       (0.88)      (1.62)      (3.33)       6.26        0.32
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.21       (1.14)      (1.83)      (3.50)       6.07       (0.03)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (1.35)         --       (0.04)
Distributions in excess of net
   investment income                    --          --          --          --       (0.14)         --
Distributions from net realized
   gains                                --          --          --          --          --       (0.12)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (1.35)      (0.14)      (0.16)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $7.28       $7.07       $8.21      $10.04      $14.89       $8.96
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   2.97%     (13.89)%    (18.23)%    (23.80)%     67.89%      (0.35)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)           $0.6        $0.7          $1          $3          $6        $0.3
Ratio of expenses to average
   net assets                         6.07%(d)    5.33%       4.40%       3.07%       3.48%       9.39%(d)
Ratio of net investment income/
   (loss) to average net assets      (2.91)%(d)  (3.22)%     (2.33)%     (1.39)%     (1.59)%     (7.52)%(d)
Portfolio turnover rate                 15%         38%         51%         51%         63%         55%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 1st June, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

GAM PACIFIC BASIN FUND
=========================================================================================================

                                                               Class C Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99         98(e)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $5.87       $6.97       $8.70      $13.21       $8.12       $8.54
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.16)      (0.38)      (0.33)      (0.21)      (0.39)      (0.70)
Net realized and unrealized gain/
   (loss) on investments              0.25       (0.72)      (1.40)      (2.95)       5.51        0.37
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.09       (1.10)      (1.73)      (3.16)       5.12       (0.33)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (1.35)         --          --
Distributions in excess of net
   investment income                    --          --          --          --       (0.03)         --
Distributions from net realized
   gains                                --          --          --          --          --       (0.09)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (1.35)      (0.03)      (0.09)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $5.96       $5.87       $6.97       $8.70      $13.21       $8.12
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   1.53%     (15.78)%    (19.89)%    (24.28)%     63.15%      (3.87)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)           $0.2        $0.2       $0.31       $0.46          $2        $0.2
Ratio of expenses to average
   net assets                         9.05%(d)    7.69%       6.43%       3.65%       5.57%      20.34%(d)
Ratio of net investment income/
   (loss) to average net assets      (5.87)%(d)  (5.58)%     (4.32)%     (2.00)%     (3.82)%    (19.15)%(d)
Portfolio turnover rate                 15%         38%         51%         51%         63%         55%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 1st June, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       71

GAM PACIFIC BASIN FUND
=========================================================================================================

                                                              Class D Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99          98
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $6.50       $7.60       $9.33      $13.95       $8.11       $9.62
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.10)      (0.28)      (0.22)      (0.14)      (0.16)      (0.01)
Net realized and unrealized gain/
   (loss) on investments              0.29       (0.82)      (1.51)      (3.13)       6.13       (0.53)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.19       (1.10)      (1.73)      (3.27)       5.97       (0.54)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (1.35)         --       (0.25)
Distributions in excess of net
   investment income                    --          --          --          --       (0.13)         --
Distributions from net realized
   gains                                --          --          --          --          --       (0.72)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (1.35)      (0.13)      (0.97)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $6.69       $6.50       $7.60       $9.33      $13.95       $8.11
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   2.92%     (14.47)%    (18.54)%    (23.75)%     73.71%      (4.64)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)           $0.3       $0.30       $0.52          $1          $2          $1
Ratio of expenses to average
   net assets                         6.48%(d)    5.94%       4.73%       2.95%       2.89%       2.53%
Ratio of net investment income/
   (loss) to average net assets      (3.28)%(d)  (3.84)%     (2.62)%     (1.28)%     (1.55)%     (0.17)%
Portfolio turnover rate                 15%         38%         51%         51%         63%         55%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 1st June, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       72

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                                       73

GAM JAPAN CAPITAL FUND
=========================================================================================================

                                                              Class A Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                       03(a)       02          01          00          99          98
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $4.67       $5.71       $7.44      $13.85       $7.65       $8.44
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.09)      (0.18)      (0.17)      (0.17)      (0.14)      (0.06)
Net realized and unrealized gain/
   (loss) on investments              0.19       (0.87)      (1.56)      (4.05)       6.77       (0.16)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.10       (1.05)      (1.73)      (4.22)       6.63       (0.22)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (1.29)         --          --
Distributions in excess of net
   investment income                    --          --          --          --       (0.43)         --
Distributions from net realized
   gains                                --          --          --       (0.90)         --       (0.57)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (2.19)      (0.43)      (0.57)
                                    ------      ------      ------      ------      ------      ------
Redemption fees(b)                    0.02        0.01          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $4.79       $4.67       $5.71       $7.44      $13.85       $7.65
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   2.57%     (18.21)%    (23.25)%    (32.30)%     87.05%      (2.75)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)             $5          $5          $8         $19         $67         $22
Ratio of expenses to average
   net assets                         5.41%(d)    4.19%       3.35%       2.07%       2.06%       2.16%
Ratio of net investment income/
   (loss) to average net assets      (4.19)%(d)  (3.33)%     (2.55)%     (1.45)%     (1.38)%     (0.78)%
Portfolio turnover rate                 60%        103%         82%         48%         77%         59%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net  investment  income and  redemption  fees per share have been  determined  based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       74

GAM JAPAN CAPITAL FUND
=========================================================================================================

                                                               Class B Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99         98(c)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $4.74       $5.92       $7.76      $14.45       $8.11       $8.49
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.14)      (0.29)      (0.28)      (0.29)      (0.34)      (0.19)
Net realized and unrealized gain/
   (loss) on investments              0.19       (0.89)      (1.56)      (4.21)       6.98       (0.19)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.05       (1.18)      (1.84)      (4.50)       6.64       (0.38)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (1.29)         --          --
Distributions in excess of net
   investment income                    --          --          --          --       (0.30)         --
Distributions from net realized
   gains                                --          --          --       (0.90)         --          --
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (2.19)      (0.30)         --
                                    ------      ------      ------      ------      ------      ------
Redemption fees(b)                      --          --          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $4.79       $4.74       $5.92       $7.76      $14.45       $8.11
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction                 1.05%     (19.93)%    (23.71)%    (32.94)%     82.18%      (4.48)%
   of sales charge)

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $0.50          $1          $1          $1          $3          $1
Ratio of expenses to average
   net assets                         7.55%(d)    6.10%       4.74%       3.06%       3.80%       5.31%(d)
Ratio of net investment income/
   (loss) to average net assets      (6.34)%(d)  (5.25)%     (4.00)%     (2.46)%     (3.16)%     (4.22)%(d)
Portfolio turnover rate                 60%        103%         82%         48%         77%         59%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net  investment  income and  redemption  fees per share have been  determined  based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

GAM JAPAN CAPITAL FUND
=========================================================================================================

                                                              Class C Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99         98(e)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $4.67       $5.95       $7.88      $14.65       $8.12       $8.56
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.18)      (0.40)      (0.36)      (0.32)      (0.34)      (0.15)
Net realized and unrealized gain/
   (loss) on investments              0.18       (0.88)      (1.57)      (4.26)       7.09       (0.29)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.00       (1.28)      (1.93)      (4.58)       6.75       (0.44)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --       (1.29)         --          --
Distributions in excess of net
   investment income                    --          --          --          --       (0.22)         --
Distributions from net realized
   gains                                --          --          --       (0.90)         --          --
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --       (2.19)      (0.22)         --
                                    ------      ------      ------      ------      ------      ------
Redemption fees(b)                      --          --          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $4.67       $4.67       $5.95       $7.88      $14.65       $8.12
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   0.00%     (21.51)%    (24.49)%    (33.05)%     83.30%      (5.14)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $0.20       $0.20       $0.32          $1          $2          $1
Ratio of expenses to average
   net assets                         9.46%(d)    8.10%       5.67%       3.21%       3.94%       3.99%(d)
Ratio of net investment income/
   (loss) to average net assets      (8.10)%(d)  (7.26)%     (4.95)%     (2.60)%     (3.21)%     (3.00)%(d)
Portfolio turnover rate                 60%        103%         82%         48%         77%         59%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net  investment  income and  redemption  fees per share have been  determined  based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       75

GAM EUROPE FUND
=========================================================================================================

                                                              Class A Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99          98
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $8.10       $9.57      $12.18      $13.08      $12.63      $12.57
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)       0.05       (0.02)      (0.07)      (0.12)      (0.09)       0.03
Net realized and unrealized gain/
   (loss) on investments              0.45       (1.45)      (2.52)       0.67        1.96        1.28
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.50       (1.47)      (2.59)       0.55        1.87        1.31
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --       (0.02)
Distributions from net realized
   gains                                --          --       (0.02)      (1.45)      (1.42)      (1.23)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --       (0.02)      (1.45)      (1.42)      (1.25)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $8.60       $8.10       $9.57      $12.18      $13.08      $12.63
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   6.17%     (15.36)%    (21.29)%      4.61%      16.21%      10.70%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)         $18.80         $18         $20         $24         $20         $49
Ratio of expenses to average
   net assets                         2.67%(d)    2.58%       2.72%       2.49%       2.48%       2.06%
Ratio of net investment income/
  (loss) to average net assets        1.14%(d)   (0.21)%     (0.66)%     (0.86)%     (0.79)%      0.24%
Portfolio turnover rate                 45%         65%         92%        194%        109%        168%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 20th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       76

GAM EUROPE FUND
=========================================================================================================

                                                               Class B Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99         98(c)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $7.86       $9.40      $12.06      $13.08      $12.82      $15.38
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.01)      (0.11)      (0.17)      (0.25)      (0.29)      (0.20)
Net realized and unrealized gain/
   (loss) on investments              0.44       (1.43)      (2.47)       0.68        1.97       (1.37)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.43       (1.54)      (2.64)       0.43        1.68       (1.57)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions from net realized
   gains                                --          --       (0.02)      (1.45)      (1.42)      (0.99)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --       (0.02)      (1.45)      (1.42)      (0.99)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $8.29       $7.86       $9.40      $12.06      $13.08      $12.82
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   5.47%     (16.38)%    (21.91)%      3.68%      14.48%      (9.82)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $1.30       $1.50          $3          $4          $2          $2
Ratio of expenses to average
   net assets                         3.94%(d)    3.68%       3.62%       3.39%       4.17%       3.93%(d)
Ratio of net investment income/
  (loss) to average net assets       (0.21)%(d)  (1.27)%     (1.64)%     (1.80)%     (2.41)%     (2.58)%(d)
Portfolio turnover rate                 45%         65%         92%        194%        109%        168%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 20th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

GAM EUROPE FUND
=========================================================================================================

                                                              Class C Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99         98(e)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $7.38       $9.00      $11.66      $12.77      $12.70      $15.16
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.10)      (0.26)      (0.24)      (0.33)      (0.43)      (0.28)
Net realized and unrealized gain/
   (loss) on investments              0.40       (1.36)      (2.40)       0.67        1.92       (1.19)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.30       (1.62)      (2.64)       0.34        1.49       (1.47)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions from net realized
   gains                                --          --       (0.02)      (1.45)      (1.42)      (0.99)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --       (0.02)      (1.45)      (1.42)      (0.99)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $7.68       $7.38       $9.00      $11.66      $12.77      $12.70
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   4.07%     (18.00)%    (22.67)%      3.07%      13.11%      (9.32)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $0.20       $0.20       $0.50          $1          $1          $1
Ratio of expenses to average
   net assets                         6.86%(d)    5.54%       4.44%       4.04%       5.35%       4.93%(d)
Ratio of net investment income/
  (loss) to average net assets       (3.11)%(d)  (3.05)%     (2.39)%     (2.48)%     (3.62)%     (3.46)%(d)
Portfolio turnover rate                 45%         65%         92%        194%        109%        168%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e)  For the period from 20th May, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       77

GAM AMERICAN FOCUS FUND
=========================================================================================================

                                                              Class A Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02         01(b)        00          99          98
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $11.68      $15.01      $15.97      $18.30      $16.74      $17.32
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)       0.04        0.04       (0.07)      (0.10)      (0.07)      (0.07)
Net realized and unrealized gain/
   (loss) on investments              0.92       (3.36)      (0.88)      (0.16)       1.63        4.76
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.96       (3.32)      (0.95)      (0.26)       1.56        4.69
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --       (0.01)         --          --          --          --
Distributions from net realized
   gains                                --          --       (0.01)      (2.07)         --       (5.27)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --       (0.01)      (0.01)      (2.07)         --       (5.27)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $12.64      $11.68      $15.01      $15.97      $18.30      $16.74
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   8.22%     (22.10)%     (5.94)%     (1.46)%      9.32%      29.44%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)         $53.10         $50         $47         $21         $29         $17
Ratio of expenses to average
   net assets                         1.76%(e)    1.75%       2.11%       2.00%       1.90%       2.10%
Ratio of net investment income/
   (loss) to average net assets       0.61%(e)    0.28%      (0.52)%     (0.58)%     (0.42)%     (0.34)%
Portfolio turnover rate                 67%        239%        256%         12%         13%         70%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Effective 26th March, 2001, the Fund terminated its co-advisory  agreement with Fayez Sarofim & Co., leaving GAM USA, Inc. as the Fund's sole investment advisor.
(c)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(d)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(e)  Annualized.
(f)  For the period from 7th July, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       78

GAM AMERICAN FOCUS FUND
=========================================================================================================

                                                               Class B Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02         01(b)        00          99         98(d)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $11.29      $14.65      $15.71      $18.19      $16.87      $20.08
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)      (0.02)      (0.10)      (0.21)      (0.25)      (0.29)      (0.57)
Net realized and unrealized gain/
   (loss) on investments              0.89       (3.26)      (0.84)      (0.16)       1.61        2.17
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.87       (3.36)      (1.05)      (0.41)       1.32        1.60
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions from net realized
   gains                                --          --       (0.01)      (2.07)         --       (4.81)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --       (0.01)      (2.07)         --       (4.81)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $12.16      $11.29      $14.65      $15.71      $18.19      $16.87
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   7.71%     (22.94)%     (6.67)%     (2.31)%      7.82%       9.68%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $2.60          $3          $4          $4          $4          $1
Ratio of expenses to average
   net assets                         2.79%(e)    2.76%       3.02%       2.86%       3.11%       7.56%(e)
Ratio of net investment income/
   (loss) to average net assets      (0.41)%(e)  (0.74)%     (1.44)%     (1.44)%     (1.66)%     (5.81)%(e)
Portfolio turnover rate                 67%        239%        256%         12%         13%         70%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Effective 26th March, 2001, the Fund terminated its co-advisory  agreement with Fayez Sarofim & Co., leaving GAM USA, Inc. as the Fund's sole investment advisor.
(c)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(d)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(e)  Annualized.
(f)  For the period from 7th July, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

GAM AMERICAN FOCUS FUND
=========================================================================================================

                                                               Class C Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02         01(b)        00          99         98(f)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $11.03      $14.34      $15.41      $17.91      $16.58      $21.58
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)      (0.03)      (0.11)      (0.23)      (0.25)      (0.25)      (0.44)
Net realized and unrealized gain/
   (loss) on investments              0.87       (3.20)      (0.83)      (0.18)       1.58        0.25
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.84       (3.31)      (1.06)      (0.43)       1.33       (0.19)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions from net realized
   gains                                --          --       (0.01)      (2.07)         --       (4.81)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --       (0.01)      (2.07)         --       (4.81)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $11.87      $11.03      $14.34      $15.41      $17.91      $16.58
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                   7.62%     (23.08)%     (6.86)%     (2.47)%      8.02%       0.69%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $1.70          $2          $2          $3          $6          $1
Ratio of expenses to average
   net assets                         2.99%(e)    2.94%       3.17%       2.89%       2.90%       8.16%(e)
Ratio of net investment income/
   (loss) to average net assets      (0.63)%(e)  (0.91)%     (1.59)%     (1.46)%     (1.45)%     (6.50)%(e)
Portfolio turnover rate                 67%        239%        256%         12%         13%         70%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Effective 26th March, 2001, the Fund terminated its co-advisory  agreement with Fayez Sarofim & Co., leaving GAM USA, Inc. as the Fund's sole investment advisor.
(c)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(d)  For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(e)  Annualized.
(f)  For the period from 7th July, 1998 (commencement of operations) to 31st December, 1998.
*    Total return calculated for a period of less than one year is not annualized.

                                       79

GAMERICA CAPITAL FUND
=========================================================================================================

                                                               Class A Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99          98
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $17.85      $21.94      $22.49      $21.45      $17.08      $13.43
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.10)      (0.18)       0.03        0.06        0.13       (0.01)
Net realized and unrealized gain/
  (loss) on investments               3.46       (3.91)      (0.57)       1.35        4.78        4.08
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      3.36       (4.09)      (0.54)       1.41        4.91        4.07
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --       (0.07)         --
Distributions from net realized
   gains                                --          --       (0.01)      (0.37)      (0.47)      (0.42)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --       (0.01)      (0.37)      (0.54)      (0.42)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $21.21      $17.85      $21.94      $22.49      $21.45      $17.08
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                  18.82%     (18.64)%     (2.42)%      6.54%      28.97%      30.59%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)         $80.30         $73         $98         $70         $51         $11
Ratio of expenses to average
   net assets                         1.90%(d)    1.88%       1.84%       1.79%       1.84%       2.46%
Ratio of net investment income/
   (loss) to average net assets      (1.05)%(d)  (0.91)%      0.12%       0.25%       0.66%      (0.03)%
Portfolio turnover rate                  0%          1%         14%         20%         20%         29%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
*    Total return calculated for a period of less than one year is not annualized.

                                       80

GAMERICA CAPITAL FUND
=========================================================================================================

                                                                Class B Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99         98(c)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $17.58      $21.75      $22.46      $21.54      $17.26      $16.57
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.16)      (0.32)      (0.13)      (0.10)      (0.07)      (0.26)
Net realized and unrealized gain/
  (loss) on investments               3.38       (3.85)      (0.57)       1.39        4.82        1.10
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      3.22       (4.17)      (0.70)       1.29        4.75        0.84
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions from net realized
   gains                                --          --       (0.01)      (0.37)      (0.47)      (0.15)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --       (0.01)      (0.37)      (0.47)      (0.15)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $20.80      $17.58      $21.75      $22.46      $21.54      $17.26
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                  18.32%     (19.17)%     (3.14)%      5.97%      27.68%       5.13%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)         $13.30         $12         $17         $14          $9          $1
Ratio of expenses to average
   net assets                         2.61%(d)    2.59%       2.54%       2.49%       2.88%       5.19%(d)
Ratio of net investment income/
   (loss) to average net assets      (1.76)%(d)  (1.61)%     (0.59)%     (0.44)%     (0.34)%     (2.74)%(d)
Portfolio turnover rate                  0%          1%         14%         20%         20%         29%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
*    Total return calculated for a period of less than one year is not annualized.

GAMERICA CAPITAL FUND
=========================================================================================================

                                                              Class C Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                      03(a)        02          01          00          99         98(c)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period              $17.45      $21.59      $22.30      $21.42      $17.13      $16.57
                                    ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)      (0.16)      (0.32)      (0.12)      (0.10)      (0.04)      (0.37)
Net realized and unrealized gain/
  (loss) on investments               3.36       (3.82)      (0.58)       1.35        4.80        1.08
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      3.20       (4.14)      (0.70)       1.25        4.76        0.71
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions from net realized
   gains                                --          --       (0.01)      (0.37)      (0.47)      (0.15)
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --       (0.01)      (0.37)      (0.47)      (0.15)
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period      $20.65      $17.45      $21.59      $22.30      $21.42      $17.13
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction
   of sales charge)                  18.34%     (19.18)%     (3.17)%      5.81%      27.95%       4.34%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)            $10          $9         $14         $12         $10          $1
Ratio of expenses to average
   net assets                         2.63%(d)    2.60%       2.54%       2.48%       2.74%       7.15%(d)
Ratio of net investment income/
   (loss) to average net assets      (1.78)%(d)  (1.62)%     (0.57)%     (0.45)%    (0.23)%      (4.77)%(d)
Portfolio turnover rate                  0%          1%         14%         20%         20%         29%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(c)  For the period 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
*    Total return calculated for a period of less than one year is not annualized.

                                       81

GAM GABELLI LONG/SHORT FUND
=========================================================================================================

                                      Class A Shares           Class B Shares         Class C Shares
                                  ----------- ----------- ----------- ----------- ----------- -----------

                                    2003(a)     2002(b)     2003(a)     2002(b)     2003(a)     2002(b)
                                  ----------- ----------- ----------- ----------- ----------- -----------

NET ASSET VALUE,
   beginning of period               $7.33      $10.00       $7.32      $10.00       $7.31      $10.00
                                    ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)      (0.01)         --        0.02       (0.03)       0.02       (0.03)
Net realized and unrealized gain/
  (loss) on investments               0.13       (2.67)       0.12       (2.65)       0.12       (2.66)
                                    ------      ------      ------      ------      ------      ------
Total from investment operations      0.12       (2.67)       0.14       (2.68)       0.14       (2.69)
                                    ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                               --          --          --          --          --          --
Distributions from net realized
   gains                                --          --          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Total distributions                     --          --          --          --          --          --
                                    ------      ------      ------      ------      ------      ------
Net asset value, end of period       $7.45       $7.33       $7.46       $7.32       $7.45       $7.31
                                    ======      ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period*
   (without deduction of sales
   charge)                            1.64%     (26.70)%      1.91%     (26.80)%      1.92%     (26.90)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)          $20.2         $12          $9         $11       $14.3         $18
Ratio of expenses to average net
   assets(d)(e)                       1.74%       2.28%       0.92%       2.82%       0.89%       2.80%
Ratio of net investment income/
  (loss) to average net assets(d)    (0.21)%     (0.08)%      0.62%      (0.63)%      0.66%      (0.61)%
Portfolio turnover rate                151%        623%        151%        623%        151%        623%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b)  For the period from 29th May, 2002 (commencement of operations) to 31st December, 2002. Effective 9th
     October,  2002,  the Fund  terminated  its advisory  agreement  with GAM USA Inc. and  appointed GAM
     International Management Ltd. and GAMCO Investors, Inc. as the Fund's Co-Investment Advisors.
(c)  Net investment income per share has been determined based on the weighted average shares outstanding method.
(d)  Annualized
(e)  After  reimbursement  by  Co-Investment  Advisors.  Had management  not  undertaken  such action the annualized  ratio of expenses to average net assets  would have been 3.35%,  4.13% and 4.09% for the year 2002 for Class A, B and C, respectively, and 3.27%, 4.03% and 3.96% for the year 2003 for Class
     A, B and C, respectively.
*    Total return calculated for a period of less than one year is not annualized.

                                       82

GAM                                                                  GAM
                                                               [GRAPHIC OMITTED]
IMPORTANT INFORMATION ABOUT YOUR PRIVACY

GAM(R)CUSTOMER PRIVACY NOTICE

THIS NOTICE  DESCRIBES THE PRIVACY  POLICY OF GAM* REGARDING HOW GAM HANDLES AND
PROTECTS  PERSONAL  INFORMATION  THAT  IT  COLLECTS  ABOUT  INDIVIDUALS  WHO ARE
PROSPECTIVE,  CURRENT OR FORMER  INVESTMENT  ADVISORY CLIENTS OR SHAREHOLDERS OF
GAM FUNDS.

GAM  collects  personal  information  about you for business  purposes,  such as evaluating  your financial  needs and  background,  processing your requests and transactions, providing customer service and communicating information about our products  and  services.  Personal  information  you  provide is  obtained  from application forms,  subscription documents, and other transaction related forms, as  well  as  from  information  you  provide  on  GAM.com  or  to  GAM  service representatives  and may include your name,  address,  e-mail  address,  date of birth, occupation, citizenship, assets, income, social security number or tax ID
number,  tax  information,  bank  account  information,   financial  information
including net worth  information  and  information  regarding your  transactions with us or our affiliates ("Personal Information").

GAM limits access to Personal  Information to those individuals who need to know that information in order to process  transactions and service  accounts.  These individuals are required to maintain and protect the confidentiality of Personal
Information.  GAM maintains  physical,  electronic and procedural  safeguards to protect Personal Information.

GAM may share  Personal  Information  described  above with its  affiliates  for business  purposes,  such as to  facilitate  the  servicing  of accounts  and to provide information about new products and services. GAM may also share Personal
Information  with its  affiliates  for marketing  purposes.  GAM  affiliates are companies  that  are  wholly  owned by GAM or that are  otherwise  under  common control with GAM.

GAM may share Personal Information  described above for business purposes with a
non-affiliated   third  party  if  the  entity  is  under  contract  to  perform transaction  processing or servicing on behalf of GAM and otherwise as permitted by law. Any such  contract  entered by GAM will include  provisions  designed to ensure that the third  party will uphold and  maintain  privacy  standards  when handling Personal  Information.  GAM may also disclose  Personal  Information to regulatory authorities as required by applicable law.

Except  as  described  in  this  privacy  policy,  GAM  will  not  use  Personal
Information  for  any  other  purpose  unless  we  describe  how  such  Personal
Information will be used, and your prior consent is obtained.

If you have any questions or concerns  about your Personal  Information  or this privacy notice, please contact GAM at 1 (800) 426-4685, Option 3.

*    GAM,  for the purposes of this  notice,  refers to Global Asset  Management
     (USA) Inc., which recently changed its name to GAM USA Inc., and its wholly owned subsidiaries, including GAM Services, Inc. and GAM Investments, Inc., as well as the GAM  Funds,  Inc.  and  GAM  affiliated  private  investment companies.

          THIS NOTICE IS FOR YOUR INFORMATION. NO RESPONSE IS REQUIRED.

                                       83

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                       84

GAM/r/ Funds, Inc. - Purchase Application                                     GAM
                                                                        [GRAPHIC OMITTED]

-----------------------------------------------------------------------------------------
A.  ACCOUNT APPLICATION
-----------------------------------------------------------------------------------------

THE USA PATRIOT ACT

To help the U.S. government in its fight against terrorism and money laundering,  Federal
Law requires that all financial  institutions obtain,  verify and record information that identifies each person who opens an account.

When you open an  account,  we will ask for your name,  address,  date of birth and other information  that will allow us to identify  you.  This  information  will be verified to ensure the identity of all individuals opening a mutual fund account.

ITEMS 1 TO 6 MUST BE COMPLETED  (IF  APPLICABLE)  AND WILL BE VERIFIED AS REQUIRED BY THE
PATRIOT ACT. IN ADDITION, PLEASE REMEMBER TO COMPLETE THE SIGNATURES SECTION (SECTION IS)
AT THE END OF THIS DOCUMENT. IF THESE FIELDS ARE NOT COMPLETED,  THIS APPLICATION WILL BE
RETURNED.

-----------------------------------------------------------------------------------------
1.  INVESTMENT AMOUNT (print clearly in blue or black ink)
-----------------------------------------------------------------------------------------

Total Dollars  Invested  $________________  ($5,000.00  minimum  initial  investment  and
$100.00 subsequent per Fund)

The funds do not accept cash, money orders, starter,  counter, or third party checks. For assistance call 800-426-4685 from 9.00 a.m. to 6.00 p.m. EST. Make checks payable to: GAM
Funds, Inc.

-----------------------------------------------------------------------------------------
2.  FUND SELECTION
-----------------------------------------------------------------------------------------

FUND NUMBER         DOLLAR AMOUNT INVESTED   FUND NUMBER          DOLLAR AMOUNT INVESTED
                    $                                             $
------------------- ------------------------ -------------------- -----------------------
                    $                                             $
------------------- ------------------------ -------------------- -----------------------
                    $                                             $
------------------- ------------------------ -------------------- -----------------------
         Please note: Funds Numbers are listed at the end of section 14

-----------------------------------------------------------------------------------------
3.  TYPE OF ACCOUNT (section 3, 4, or 5 must be completed)
-----------------------------------------------------------------------------------------

/_/ INDIVIDUAL /_/ JOINT REGISTRANT       Please check if Employee /_/ or NAV account /_/

Registrant Last Name _______________________ First Name_____________________  MI ________

SS# ________________________________________ Birth Date__________________________________

Joint Registrant Last Name__________________ First Name_____________________  MI ________

SS# ________________________________________ Birth Date__________________________________

Attach  separate list for additional  registrants  including full name,  social  security number and date of birth.

For foreign accounts,  one of the following must be provided:  Tax payer ID, Alien ID, or passport number with country of issuance.

/_/ U.S. Citizen   /_/ Resident Alien   /_/ Nonresident Alien
                                            Alien ID or passport number__________________
                                            Country of issuance__________________________

-----------------------------------------------------------------------------------------
4.  UNIFORM GIFT OR TRANSFER TO MINORS
-----------------------------------------------------------------------------------------

Adult Custodian Last Name __________________ First Name_____________________  MI ________

SS# ________________________________________ Birth Date__________________________________

Minor Last Name_____________________________ First Name_____________________  MI ________

SS# ________________________________________ Birth Date__________________________________
If SS# has been applied for, provide copy of application.

Under the ____________________________ Uniform Gifts/Transfers to Minor Act
          (Minor's State of Residence)

-----------------------------------------------------------------------------------------
5.  CORPORATION OR TRUST
-----------------------------------------------------------------------------------------

/_/CORPORATION  (A copy of the  certified  articles  of  incorporation  and the  business license of the corporation must be attached.)

/_/TRUST (A copy of the first and last pages of the Trust Agreement must be attached.)

/_/PARTNERSHIP (A copy of the partnership agreement must be attached.)

/_/OTHER_________________________________________________________________________________

SS#_________________________________________ OR Tax ID#__________________________________

If SS# or tax ID # has been applied for, provide copy of application.

Check if exempt from verification due to:

/_/Publicly Traded  /_/Financial Institution  /_/Bank regulated by  /_/Retirement plan
Symbol____________     regulated by a federal    state bank            covered by ERISA
                       functional regulator      regulator

Trustee Last Name __________________________ First Name_____________________  MI ________

SS#_______________ Birth Date ______________ Date of Trust Agreement ____________________

Authorized Signatory Last Name______________ First Name_____________________  MI ________

SS# ________________________________________ Birth Date__________________________________

*    Attach  separate list for  additional  Authorized  Signatories  including full name, social security number, and date of birth.

-----------------------------------------------------------------------------------------
6.  ADDRESS
-----------------------------------------------------------------------------------------
(If  mailing  address is a post  office  box, a street  address is also  required  by the
Patriot Act. APO and FPO addresses will be accepted.)

REGISTRANT STREET ADDRESS

Address_____________________________ City______________________ State________ Zip________

E-mail Address_________________________________________________ Daytime Phone____________

Mailing Address_____________________ City______________________ State________ Zip________

JOINT REGISTRANT STREET ADDRESS (required if different than Registrant Address above)

Address_____________________________ City______________________ State________ Zip________

-----------------------------------------------------------------------------------------
7.  BROKER/DEALER INFORMATION (To be completed by broker or dealer)
-----------------------------------------------------------------------------------------

Registered Rep. Last Name __________________ First Name_____________________  MI ________

Broker/Name _____________________________________________________________________________

Address_____________________________ City______________________ State________ Zip________

Rep #_______________________________ Phone_____________________ Broker Branch #__________

B.  OPTIONAL  ACCOUNT  SERVICES  (items 8 through 14 are optional - complete only for the services you wish to select)

-----------------------------------------------------------------------------------------
8.  BANK ACCOUNT OF RECORD
-----------------------------------------------------------------------------------------

Banking  information  will be taken  from your  purchase  check  unless a blank  check or deposit slip is enclosed. (Checks must be preprinted;  starter or counter checks will not be accepted)

/_/ CHECKING                    /_/ SAVINGS

-----------------------------------------------------------------------------------------
9.  RIGHTS OF ACCUMULATION DISCOUNT/COMBINATION PRIVILEGE (CLASS A SHARES ONLY)
-----------------------------------------------------------------------------------------
The following  previously  established  accounts qualify for inclusion,  with the account established  hereby,  under the  Rights of  Accumulation  Discount/Combination  Privilege
provisions of the Prospectus for a reduced sales charge.

FUND NUMBER     ACCOUNT NUMBER               FUND NUMBER     ACCOUNT NUMBER

____________    ____________________________ ____________    ____________________________
____________    ____________________________ ____________    ____________________________
____________    ____________________________ ____________    ____________________________

-----------------------------------------------------------------------------------------
10.  DIVIDEND & CAPITAL  GAIN  DISTRIBUTIONS  (ALL  DISTRIBUTIONS  WILL BE  AUTOMATICALLY
     REINVESTED IF NO BOX IS MARKED)
-----------------------------------------------------------------------------------------

                        Reinvested           Cash
Dividends:                 /_/               /_/
Capital Gains:             /_/               /_/
If cash:    /_/ By check to address on the application /_/By ACH to the bank in Section 8

-----------------------------------------------------------------------------------------
11.  STATEMENT OF INTENT (Class A Shares only - see terms and conditions in Prospectus)
-----------------------------------------------------------------------------------------

It is my intention to invest over a 13-month period in shares of one or more of the above funds an aggregate amount at least equal to that which is checked below:

/_/$100,000           /_/$300,000            /_/$600,000           /_/$1,000,000 or more

Each purchase will be made at the then reduced  offering  price  applicable to the amount checked above,  as described in the  Prospectus.  By completing this Letter of Intent and signing this  application  below,  I agree to the terms and  conditions  of the Letter of
Intent and Escrow Account set forth in the  Prospectus.  In making  purchases  under this letter,  the following are the related  accounts on which reduced  offering prices are to apply:

FUND NUMBER     ACCOUNT NUMBER               FUND NUMBER     ACCOUNT NUMBER

____________    ____________________________ ____________    ____________________________
____________    ____________________________ ____________    ____________________________
____________    ____________________________ ____________    ____________________________

STATEMENT OF INTENTION

If you  anticipate  investing  $100,000 or more in shares of the Funds  within a 13-month period, you may obtain a reduced sales load as though the total quantity were invested in one lump sum by  filing a  Statement  of  Intention  within  90 days of the  start of the purchases.  To ensure that the reduced  price will be received on future  purchases,  you must inform Boston  Financial  Data  Services that this  Statement is in effect each time shares are purchased.

Subject to the  conditions  mentioned  below,  each  purchase  will be made at the public offering price  applicable to a single  transaction of the dollar amount specified on the application, as described in the prospectus. You are not committed to purchase additional shares,  but if your purchases  within 13 months plus the value of shares credited toward completion do not total the sum specified, you will pay the increased amount of the sales load prescribed in the Escrow Agreement. Neither dividends nor capital gain distributions invested in additional shares will apply toward the completion of this Statement.  If the total  purchases under this Statement are large enough to qualify for an even lower sales load than that applicable to the amount specified in the Statement,  then you must notify the Transfer Agent and all transactions will then be recomputed at the expiration date of this Statement to give effect to the lower load. Any difference in sales load as a result of these additional purchases will be applied to the purchase of additional shares at the lower load if specified by you or refunded to you in cash if you so specify.

This Statement is not effective until accepted by the Company.

ESCROW AGREEMENT

Out of the initial  purchase  (or  subsequent  purchases if  necessary)  5% of the dollar amount  specified on the  application  shall be held in escrow by Boston  Financial  Data
Services in the form of shares  registered  in your name.  All dividends and capital gain distributions  on escrowed shares will be paid to you or to your order.  When the minimum investment  so  specified is  completed,  the  escrowed  shares will be released.  If the investment  is not  completed,  the  Company  will  redeem an  appropriate  number of the escrowed  shares in order to realize any difference  between the sales load on the amount specified and on the amount actually attained. Shares remaining after any such redemption will be released from escrow.

In signing the application,  you irrevocably constitute and appoint Boston Financial Data
Services your attorney to surrender for redemption  any or all escrowed  shares with full power of substitution in the premises.

-----------------------------------------------------------------------------------------
12.  TELEPHONE EXCHANGE PRIVILEGE AND/OR TELEPHONE REDEMPTION PRIVILEGE
-----------------------------------------------------------------------------------------

Unless  indicated below, I authorize the Transfer Agent to accept  instructions  from any person to exchange or redeem shares in my account(s) by telephone, in accordance with the procedures  and  conditions set forth in the current  Prospectus.  I understand  that the exchange privilege is only available for exchanges within the same class of shares.

/_/I DO NOT want the Telephone Exchange Privilege

/_/I DO NOT want the Telephone Redemption Privilege

Neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions  believed  to be  genuine.  Should  the Fund or its  Transfer  Agent fail to utilize  reasonable  procedures,  it may be liable for any losses due to  unauthorized or fraudulent instructions.

-----------------------------------------------------------------------------------------
13.  AUTOMATIC INVESTMENT PLAN
-----------------------------------------------------------------------------------------

By completing  the section  below you  authorize  the Fund's Agent to initiate  Automated
Clearing  House  ("ACH")  debits on the 25th day of each month or the next  business day.
Please attach a voided check. The minimum is $100 per Fund.

Fund Number           Investment Amount                  Monthly       or       Quarterly

_____________________ $___________________________         /_/                     /_/

_____________________ $___________________________         /_/                     /_/

Bank Name ________________________________________       ABA #* _________________________

Name on Account __________________________________       Account # ______________________

Bank Address _____________________________________       ________________________________

*The ABA # is the nine-digit number that precedes your account number along the bottom of your check.

-----------------------------------------------------------------------------------------
14.  SYSTEMATIC WITHDRAWAL PLAN
-----------------------------------------------------------------------------------------
By  completing  the section  below you authorize the Fund's Agent to redeem the necessary number of shares from your  account in order to make  periodic  payments.  The minimum is
$100 per Fund.

                                                             Choose One
Fund Number           Withdrawal Amount       Monthly  Quarterly  Semi-annually  Annually

_____________________ ______________________    /_/       /_/         /_/          /_/
_____________________ ______________________    /_/       /_/         /_/          /_/

/_/ Credit to bank account as designated under Wire Transfer or
/_/ Send check to name and address of account registration.

*This  request  for  Systematic  Withdrawal  Plan must be received by the 18th day of the month in which  you wish  withdrawals  to begin.  Redemption of shares will occur on the
 25th day of the month prior to payment or the next business day.

FUND NAME                                      FUND NUMBER
                              CLASS A       CLASS B*      CLASS C       CLASS D*
GAM American Focus Fund        2304          2344          2374
GAM Gabelli Long/Short Fund    2302          2342          2372
GAM Europe Fund                2305          2345          2375
GAMerica Capital Fund          2308          2348          2378
GAM Global Fund                2301          2341          2371          2311
GAM International Fund         2300          2340          2370          2310
GAM Japan Capital Fund         2306          2346          2376
GAM Pacific Basin Fund         2303          2343          2373          2312

Please note that B and D share classes are closed to new investors.

     TO COMPLETE YOUR APPLICATION, PLEASE PROCEED TO SIGNATURE SECTION ON NEXT PAGE

C.  INVESTOR SIGNATURE(S)
-----------------------------------------------------------------------------------------
15.  SIGNATURES
-----------------------------------------------------------------------------------------

(a)  By execution of this application,  the investor  represents and warrants that (i) he has the full right,  power and authority to make the investment applied for and (ii)
     he is a  natural  person  of  legal  age in his  state  of  residence  and  that all information on this application is true and correct. The investor certifies that the
     Taxpayer  Identification  Number  and tax  status  set forth in the  application  is correct.  The person or person, if any, signing on behalf of the investor  represent and warrant that they are duly  authorized to sign this  application and purchase or redeem  shares of the Fund on  behalf  of the  investor.  Each  person  named in the registration must sign below.
(b)  I have read the  applicable  prospectus(es)  and this  application  and agree to all their  terms.  I also agree that any shares  purchased  now or later are and will be subject to the terms of the Fund's prospectus as in effect from time to time.
(c)  If I am a U.S.  citizen,  resident alien, or a  representative  of a U.S.  entity, I certify, under penalty of perjury, that:
     (1) The social security or employer  identification  number shown on this form is my correct Taxpayer Identification Number.
     I am not subject to backup withholding because:
     o    I am exempt from backup withholding OR
     o    I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividend OR,
     (2) the  Internal  Revenue  Service has  notified me that I am no longer  subject to backup  withholding.  (Strike  out this item (2) if you have been  notified  that you are subject to backup withholding.)
     (3) I am a U.S. person (including Resident Alien)
(d)  If I am a  nonresident  alien,  I  understand  that I am required  to  complete  the appropriate  Form W-8 to certify my foreign  status.  I understand  that,  if I am a nonresident  alien,  I am not under  penalty of perjury for  certifying to the above information.

The Internal  Revenue  Service  does not require  your  consent to any  provision of this document other than the certifications required to avoid backup withholding.

Signature of Investor (Joint accounts require both signatures.)

_____________________________________________  ____________________  ____________________
Signature of Individual, Custodian or Trustee         Title                   Date

_____________________________________________  ____________________  ____________________
Signature of Joint Registrant, if any                 Title                   Date

Please  return  this  application  in the  enclosed  envelope.  If you are not  using the enclosed envelope please mail your application to: GAM Funds,  Inc., c/o Boston Financial
Data Services, P.O. Box 8264, Boston, MA 02266-8264 (66 Brooks Drive, Braintree, MA 02184
with your check  payable to "GAM  Funds,  Inc." To make  payment by wire,  please  notify
Boston  Financial Data Services at 800 426-4685 or 617 483-5000 and instruct your bank to use the following  wire  instructions:  State Street Bank & Trust Co. 25 Franklin  Street
Boston,  MA 02101 ABA #011000028 Attn: Mutual  Funds/Control  Department DDA # 9905-634-3
Ref: GAM Account Number and Account Registration.

                                                                     GAM
                                                               [GRAPHIC OMITTED]

More Information About the Funds
================================================================================

THE FUNDS'  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)  gives  more  detailed information  about  the  Funds,  and is  incorporated  by  reference  into  this
Prospectus.  This  means that the SAI is  legally  considered  to be part of the
Prospectus.

ANNUAL AND  SEMI-ANNUAL  REPORTS  published for the Funds describe in detail the
Funds'  performance  and the market  conditions and investment  strategies  that significantly contributed to that performance.

FOR COPIES OF SAIS, ANNUAL REPORTS OR SEMI-ANNUAL  REPORTS FREE OF CHARGE,  CALL
THE FUNDS AT THE TELEPHONE NUMBER BELOW, OR...

o    Go to the Public Reference Room of the Securities and Exchange  Commission.
     Please call the SEC at (202) 942-8090 for hours of operation.

o    E-mail your request to the SEC at  publicinfo@sec.gov,  or write to them at
     the  Public  Reference  Room,  c/o  Securities  and  Exchange   Commission,
     Washington,  D.C.  20549-0102,  and ask them to send you a copy. There is a fee for this service.

o    Download documents from the SEC's Internet website at http://www.sec.gov

GAM has  authorized  the use of  information  in this  Prospectus,  and only the information  in this  Prospectus,  as an  accurate  representation  of the Funds offered in this  Prospectus.  This  Prospectus may not be used or regarded as an offer of the Funds in any jurisdiction where (or to any person for whom) such an offer would be unlawful. To request other information about the Funds or to make shareholder inquiries, please call the number below.

GAM FUNDS, INC.

135 East 57thStreet
New York, NY 10022
Tel: (800) 426-4685 Fax: (212) 407-4684
Internet: http://www.gam.com

SEC Registration Number:  811-4062

                                 GAM FUNDS, INC.

                              135 EAST 57TH STREET
                               NEW YORK, NY 10022
                     TEL: (212) 407-4600/FAX: (212) 407-4684

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 24, 2003

     This  Statement  of  Additional  Information  pertains to the funds  listed below,  each of which is a separate  series of common  stock of GAM Funds,  Inc.
(the "Company"),  a diversified  open-end management  investment  company.  Each series of the Company  represents  a separate  portfolio of  securities  (each a
"Fund" and collectively,  the "Funds"). The investment objective of each Fund is to seek long term capital appreciation. Each Fund seeks to achieve its objective by investing  primarily  in equity  securities  within a  particular  geographic region in accordance with its own investment policy.  There is no assurance that the Funds will achieve their objectives.

     The Funds described in this Statement of Additional Information, other than
GAM  American  Focus Fund and GAM Gabelli  Long/Short  Fund,  are managed by GAM
International  Management  Limited ("GIML").  GAM USA Inc. ("GAM USA") serves as the  Investment  Advisor to GAM American Focus Fund.  GIML and GAMCO  Investors,
Inc.  ("GAMCO") serve as Co-Investment  Advisors to GAM Gabelli  Long/Short Fund
pursuant  to  separate  Interim   Investment   Advisory   Agreements   (each,  a
"Co-Investment  Advisor" and together, the "Co-Investment  Advisors").  GAMCO is not  affiliated  with  either  GIML or GAM  USA.  GIML,  GAM USA and  GAMCO  are collectively referred to as the "Investment Advisors." GAM Services,  Inc. ("GAM
Services"),  an  affiliate  of  GAM  USA  and  GIML,  serves  as  the  principal underwriter for the Funds' securities.

     GAM Global Fund invests primarily in the United States, Europe, the Pacific
Basin and Canada.

     GAM International  Fund invests primarily in Europe,  the Pacific Basin and
Canada.

     GAM Pacific Basin Fund invests  primarily in the Pacific  Basin,  including
Japan, Hong Kong, Korea, Taiwan, Singapore,  Malaysia,  Thailand,  Indonesia and
Australia.

     GAM Japan Capital Fund invests primarily in Japan.

     GAM Europe Fund invests primarily in Europe.

     GAM American Focus Fund invests primarily in the United States.

     GAMerica Capital Fund invests primarily in the United States.

     GAM Gabelli Long/Short Fund invests primarily in the United States.

     This Statement of Additional  Information,  which should be kept for future reference,  is not a  prospectus.  It  should  be read in  conjunction  with the
Prospectus of the Funds,  dated November 24, 2003, which can be obtained without cost upon request at the address indicated above.

     The Funds' 2002 Annual Report and 2003  Semi-Annual  Report to Shareholders
are incorporated by reference in this Statement of Additional Information.

INVESTMENTS  IN THE FUNDS ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR GUARANTEED OR
ENDORSED  BY, ANY BANK,  AND ARE NOT  FEDERALLY  INSURED BY THE FEDERAL  DEPOSIT
INSURANCE  CORPORATION,   THE  FEDERAL  RESERVE  BOARD,  OR  ANY  OTHER  AGENCY.
INVESTMENTS IN THE FUNDS INVOLVE  INVESTMENT RISKS,  INCLUDING THE POSSIBLE LOSS
OF PRINCIPAL.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

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                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

     The  investment  objective and strategies of each Fund are described in the
Prospectus  under the "Risk and  Return  Summary"  heading.  Set forth  below is additional  information with respect to the investment  objective and strategies of each Fund.

     Strategies. Each Fund, other than the GAM Global Fund and GAM International
Fund, has adopted an investment policy relating to the geographic areas in which it may invest.  In the case of the GAM Pacific  Basin  Fund,  GAM Japan  Capital
Fund, GAM Europe Fund,  GAMerica  Capital Fund and GAM American Focus Fund, each
Fund intends to invest substantially all of its assets in the region dictated by its name and, under normal market circumstances, will invest at least 80% of its net assets in securities of companies or governments in the relevant  geographic area. GAM Gabelli  Long/Short  Fund intends to invest  substantially  all of its assets in the United  States,  and, under normal  circumstances,  will invest at least 80% of its net assets in  securities  of companies or  governments  in the
United States.  Each of these Funds will notify investors at least 60 days prior to any change in the investment policy described in this paragraph.

     GAM Global Fund may invest in securities issued by companies in any country of the world,  including the United States,  and normally  invests in securities
issued  by  companies  in  the  United  States,   Canada,  the  United  Kingdom,
Continental Europe and the Pacific Basin.  Under normal market  conditions,  GAM
Global Fund  invests in  securities  of  companies  in at least three  different countries.

     GAM International  Fund may invest in securities issued by companies in any country other than the United States and normally  invests in securities  issued by companies in Canada,  the United Kingdom,  Continental Europe and the Pacific
Basin.  Under  normal  market  conditions,  GAM  International  Fund  invests in securities  of  companies in at least three  foreign  countries.  For  temporary defensive  purposes,  GAM  International  Fund may invest in debt  securities of
United States  companies and the United States  government  and its agencies and instrumentalities.

     GAM Pacific Basin Fund invests  primarily in securities issued by companies in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Thailand,
Vietnam, Indonesia, the Philippines,  Korea, China, Taiwan, India, Australia and
New Zealand.

     GAM Japan  Capital Fund invests  primarily  in  securities  of companies in
Japan.

     GAM Europe Fund  invests  primarily  in  securities  issued by companies in
Europe, including the United Kingdom, Ireland, France, Germany, Denmark, Norway,
Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy,
Greece, Hungary, Poland, the Czech Republic and Slovakia.

     GAM American Focus Fund invests primarily in securities issued by companies in the United States.

     GAMerica  Capital Fund invests  primarily in securities of companies in the
United States.

     GAM Gabelli  Long/Short  Fund  invests  primarily in  securities  issued by companies in the United States.

     A company  will be  considered  to be in or from a  particular  country for purposes of the preceding paragraphs if (a) at least 50% of the company's assets are  located in the  country or at least 50% of its total  revenues  are derived from goods or services produced in the country or sales made in the country; (b)
the principal trading market for the company's  securities is in the country; or
(c) the company is incorporated under the laws of the country.

     Each Fund will seek  investment  opportunities  in all types of  companies, including  smaller  companies in the earlier  stages of  development.  In making investment  decisions,  each  Fund will  rely on the  advice  of its  Investment
Advisor(s) and its own judgment rather than on any specific objective criteria.

                                      -2-

     Rating of  Securities.  Each Fund may invest a  substantial  portion of its assets in debt securities  issued by companies or governments and their agencies and  instrumentalities  if it determines that the long-term capital appreciation of such debt  securities  may equal or exceed the  return on equity  securities.
Each Fund is not required to maintain  any  particular  proportion  of equity or debt securities in its portfolio.  Any dividend or interest income realized by a
Fund on its  investments  will be  incidental  to its goal of long-term  capital appreciation.  The debt  securities  (bonds  and  notes)  in which the Funds may invest  are not  required  to have any  rating.  Each  Fund may,  for  temporary defensive purposes, invest in debt securities (with remaining maturities of five years or less)  issued by  companies  and  governments  and their  agencies  and instrumentalities and in money market instruments denominated in currency of the
United States or foreign nations.

     None of the Funds will commit more than 5% of its assets, determined at the time of investment, to investments in debt securities which are rated lower than
"investment  grade"  by a rating  service.  Debt  securities  rated  lower  than
"investment  grade," also known as "junk bonds," are those debt  securities  not rated in one of the four highest  categories by a rating  service  (e.g.,  bonds rated lower than BBB by Standard & Poor's Corporation  ("S&P") or lower than Baa
by  Moody's  Investors  Services,  Inc.  ("Moody's")).   Junk  bonds,  and  debt
securities rated in the lowest  "investment  grade"  category,  have speculative characteristics,  and changes in economic  circumstances or other  circumstances are more  likely to lead to a weakened  capacity  on the part of issuers of such lower rated debt securities to make principal and interest payments than issuers of higher rated  investment  grade bonds.  Developments  such as higher interest rates may lead to a higher  incidence of junk bond  defaults,  and the market in junk bonds may be more  volatile  and  illiquid  than that in  investment  grade bonds. A decrease in the ratings of debt securities held by a Fund may cause the
Fund to have more than 5% of its assets  invested in debt  securities  which are not  "investment  grade." In such a case,  the Fund will not be required to sell such securities.

     United States Government Obligations. The Funds may invest in securities of the United States government, its agencies and instrumentalities.  United States government securities include United States Treasury obligations,  which include
United States  Treasury  bills,  United States  Treasury notes and United States
Treasury bonds,  all of which are guaranteed by the full faith and credit of the
U.S.  Treasury.  United States  government  securities also include  obligations issued or sponsored by United States government agencies and  instrumentalities.
Agencies  and  instrumentalities  include the Federal  Land Banks,  Farmers Home
Administration,  Central  Bank for  Cooperatives,  Federal  Intermediate  Credit
Banks,  Federal  Home Loan Bank,  Student  Loan  Marketing  Association  (SLMA),
Federal  National  Mortgage  Association  (FNMA),  Federal  Home  Loan  Mortgage
Corporation  (FHLMC)  and  Government  National  Mortgage   Association  (GNMA).
Obligations issued or sponsored by United States government  agencies are backed by:

     -    the  full  faith  and  credit  of the  U.S.  Treasury,  such  as  GNMA obligations;

     -    the issuer's right to borrow from the U.S.  Treasury,  such as Federal
          Home Loan Bank obligations;

     -    the discretionary authority of the U.S. government to purchase certain
          obligations   of   agencies   or   instrumentalities,   such  as  SLMA
          obligations; or

     -    the credit of the agency or  instrumentality  issuing the obligations, such as FMNA obligations.

     Repurchase  Agreements.  Each Fund may, for temporary  defensive  purposes, invest in repurchase agreements. In such a transaction,  at the same time a Fund purchases a security,  it agrees to resell it to the seller and is  obligated to redeliver the security to the seller at a fixed price and time. This establishes a yield during the Fund's holding period, since the resale price is in excess of the purchase price and reflects an agreed-upon  market rate.  Such  transactions afford  an  opportunity  for  a  Fund  to  invest  temporarily  available  cash.
Repurchase  agreements may be considered loans to the seller  collateralized  by the underlying  securities.  The risk to a Fund is limited to the ability of the seller  to pay the  agreed-upon  sum on the  delivery  date;  in the  event of a default the repurchase  agreement provides that the Fund is entitled to sell the underlying  collateral.  If the  value  of the  collateral  declines  after  the agreement is entered into, however, and if the seller defaults when the value of the underlying  collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest.  The collateral is marked-to-market daily and the Investment  Advisors monitor the value of the collateral in an effort to

                                      -3-

determine  that  the  value of the  collateral  always  equals  or  exceeds  the agreed-upon  sum to be paid to a Fund.  If the  seller  were to be  subject to a
United  States  bankruptcy  proceeding,  the ability of a Fund to liquidate  the collateral  could be delayed or impaired  because of certain  provisions  in the bankruptcy  law.  Each  Fund may only  enter  into  repurchase  agreements  with domestic or foreign securities dealers,  banks and other financial  institutions deemed to be creditworthy under guidelines approved by the Board of Directors.

     Adjustable Rate Index Notes.  The Funds may invest in adjustable rate index notes,  which are a form of promissory  note issued by brokerage  firms or other counterparties  which pay more  principal  or  interest  if the value of another security falls,  and less principal or interest if the value of another security rises. The Funds may also invest in similar types of derivatives,  the effect of which is a synthetic short position.

     Options.  Each Fund may  invest up to 5% of its net  assets in  options  on equity or debt securities or securities  indices and up to 10% of its net assets in warrants,  including options and warrants traded in over-the-counter markets.
An option on a security gives the owner the right to acquire ("call  option") or dispose of ("put option") the underlying  security at a fixed price (the "strike price") on or before a specified date in the future.  A warrant is equivalent to a call option written by the issuer of the underlying security.

     Each Fund may write  covered call options on  securities in an amount equal to not more than 100% of its net assets  and  secured  put  options in an amount equal to not more than 50% of its net assets. A call option written by a Fund is
"covered" if the Fund owns the underlying securities subject to the option or if the Fund holds a call at the same exercise price, for the same period and on the same securities as the call written.  A put option will be considered  "secured"
if a Fund  segregates  liquid assets having a value equal to or greater than the exercise  price of the option,  or if the Fund holds a put at the same  exercise price, for the same period and on the same securities as the put written.

     The  principal  reason for  writing  covered  call  options is to  realize, through the receipt of  premiums,  a greater  return than would be realized on a
Fund's  portfolio  securities  alone.  In return for a premium,  the writer of a covered call option  forfeits the right to any  appreciation in the value of the underlying  security above the strike price for the life of the option (or until a closing purchase transaction can be effected).  Nevertheless,  the call writer retains  the  risk  of a  decline  in  the  price  of the  underlying  security.
Similarly,  the principal  reason for writing  secured put options is to realize income in the form of premiums.  The writer of a secured put option  accepts the risk of a decline in the price of the underlying  security. A Fund may invest up to 5% of its net assets in options on  securities or indices  including  options traded in over-the-counter markets.

     Although each Fund  generally will purchase or write only those options for which it  believes  there is an  active  secondary  market  so as to  facilitate closing transactions,  there is no assurance that sufficient trading interest to create a liquid  secondary  market on a securities  exchange  will exist for any particular  option  or at any  particular  time,  and for some  options  no such secondary  market may exist. A liquid secondary market in an option may cease to exist for a variety of  reasons.  In such  event,  it might not be  possible  to effect closing  transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market,  it will not be able to sell the  underlying  security  until the option expires or it delivers the underlying security upon exercise.

     The success of each Fund's options  trading  activities  will depend on the ability of the Investment  Advisors to predict  correctly  future changes in the prices of securities.  Purchase or sale of options to hedge each Fund's existing securities  positions  is also  subject to the risk that the value of the option purchased  or sold may not move in  perfect  correlation  with the  price of the underlying  security.  The greater  leverage in options and futures  trading may also tend to increase the daily fluctuations in the value of a Fund's shares.

     Stock Index  Futures and  Options.  Each Fund may  purchase  and sell stock index futures  contracts,  and purchase,  sell and write put and call options on stock index futures contracts, for the purpose of hedging its portfolio. A stock index  fluctuates with changes in the market value of the stocks included in the index.  An option on a  securities  index gives the holder the right to receive, upon  exercise  of the  option,  an amount of cash if the  closing  level of the securities  index upon which the option is based is greater than, in the case of a call option,  or less than,  in the case of a put option,  the strike price of the option.  Some stock index options are based on a broad market index, such as the NYSE Composite  Index,  or a narrower  market index,  such as the Standard &
Poor's 100.

                                      -4-

In the case of a stock  index  future,  the seller of the  futures  contract  is obligated to deliver,  and the  purchaser  obligated to take,  an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific  stock index at the close of the last  trading day of the contract and the  price at which the  agreement  is made.  No  physical  delivery  of the underlying  stocks  in  the  index  is  made.  If  the  assets  of  a  Fund  are substantially  invested  in equity  securities,  the Fund  might  sell a futures contract  based on a stock index which is expected to reflect  changes in prices of stocks in the Fund's  portfolio in order to hedge against a possible  general decline in market  prices.  A Fund may similarly  purchase a stock index futures contract to hedge against a possible  increase in the price of stocks before the
Fund is able to invest cash or cash equivalents in stock in an orderly fashion.

     The  effectiveness  of  trading in stock  index  futures  and  options as a hedging  technique  will depend upon the extent to which  price  movements  in a
Fund's  portfolio  correlate with price  movements of the stock index  selected.
Because the value of an index  future or option  depends  upon  movements in the level of the index rather than the price of a particular  stock,  whether a Fund will realize a gain or loss from the purchase,  sale or writing of a stock index future or option  depends  upon  movements  in the level of stock  prices in the stock market  generally,  or in the case of certain  indices,  in an industry or market segment, rather than movements in the price of a particular stock.

     Successful  use of stock index  futures by the Funds also is subject to the ability  of  the  Investment  Advisor  to  correctly  predict  movements  in the direction  of  the  market.  For  example,  if a Fund  has  hedged  against  the possibility of a decline in the market  adversely  affecting  stocks held in its portfolio and stock prices increase  instead,  the Fund will lose part or all of the benefit of the increased  value of its stocks which it has hedged because it will have offsetting losses in its futures positions.

     Each Fund may purchase and sell commodity futures contracts,  and purchase, sell or write options on futures  contracts,  for bona fide hedging  purposes or otherwise in accordance with applicable  rules of the Commodity  Futures Trading
Commission  (the "CFTC").  CFTC rules permit an entity such as a Fund to acquire commodity  futures and  options as part of its  portfolio  management  strategy, provided that the sum of the amount of initial margin deposits and premiums paid for unexpired commodity futures contracts and options would not exceed 5% of the fair  market  value  of the  assets  of the  Fund,  after  taking  into  account unrealized  profits and unrealized losses on such contracts it has entered into.
In the case of an option that is  in-the-money  at the time of purchase  (option contract on a stock whose current  market price is above the striking price of a call  option or below the  striking  price of a put  option),  the  in-the-money amount may be excluded in calculating the 5%.

     When a Fund enters into a futures contract or writes an option on a futures contract,  it will instruct its custodian to segregate cash or liquid securities having a market value which,  when added to the margin deposited with the broker or futures commission merchant,  will at all times equal the purchase price of a long position in a futures contract, the strike price of a put option written by the  Fund,  or the  market  value  (marked-to-market  daily)  of  the  commodity underlying a short  position in a futures  contract or a call option  written by the Fund, or the Fund will otherwise cover the transaction.

     Interest  Rate  Futures  and  Options.  Each  Fund may  hedge  against  the possibility of an increase or decrease in interest rates adversely affecting the value of  securities  held in its  portfolio by  purchasing or selling a futures contract on a specific debt security whose price is expected to reflect  changes in interest rates.  However, if a Fund anticipates an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased  value of the  securities  which it has  hedged  because  it will have offsetting losses in its futures  position.  A Fund may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may  purchase  put  options on  interest  rate  futures  contracts  to hedge its portfolio securities against the risk of rising interest rates. A Fund will sell options  on  interest  rate  futures  contracts  as  part  of  closing  purchase transactions to terminate its options positions.  No assurance can be given that such closing  transactions  can be effected or that there will be a  correlation between  price  movements  in the  options on  interest  rate  futures and price movements in the  portfolio  securities of the Fund which are the subject of the hedge.  In  addition,  a Fund's  purchase  of such  options  will be based  upon predictions  as to  anticipated  interest  rate trends,  which could prove to be inaccurate.  The  potential  loss  related  to the  purchase  of an option on an interest rate futures contracts is limited to the premium paid for the option.

                                      -5-

     Although each Fund intends to purchase or sell commodity  futures contracts only if there is an active  market for each such  contract,  no assurance can be given that a liquid market will exist for the contracts at any particular  time.
Many  futures  exchanges  and boards of trade  limit the  amount of  fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract,  no trades may be made that day at a price beyond that limit.  Futures  contract  prices could move to the daily limit for several  consecutive  trading days with little or no trading,  thereby preventing  prompt  liquidation of futures positions and subjecting some futures traders to substantial  losses.  In such event and in the event of adverse price movements,  a Fund would be  required to make daily cash  payments of  variation margin.  In such  circumstances,  an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures  contract.  However,  no  assurance  can be given  that the price of the securities  being hedged will  correlate  with the price  movements in a futures contract and thus provide an offset to losses on the futures contract.

     Foreign Currency Transactions. Since investments in foreign securities will usually  involve  currencies  of  foreign  countries,  and  since  each Fund may temporarily  hold  funds  in  foreign  or  domestic  bank  deposits  in  foreign currencies during the completion of investment programs, the value of the assets of each Fund as measured in United States  dollars may be affected  favorably or unfavorably by changes in foreign  currency  exchange rates and exchange control regulations,  and the Funds  may  incur  costs in  connection  with  conversions between various  currencies.  The Funds may enter into foreign currency exchange transactions  either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign  currencies.  A forward  foreign  exchange  contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract  agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank  market  conducted  directly  between  currency  traders
(usually  large  commercial  banks)  and their  customers.  A  forward  contract generally has no deposit  requirement and is consummated  without payment of any commission.

     Each Fund may enter into forward foreign exchange contracts for speculative purposes  and under  the  following  circumstances:  when a Fund  enters  into a contract  for the  purchase  or  sale of a  security  denominated  in a  foreign currency,  or when a Fund  anticipates  the  receipt  in a foreign  currency  of dividends or interest  payments on such a security which it purchases or already holds, it may desire to "lock-in" the United States dollar price of the security or the United States dollar equivalent of such dividend or interest payment,  as the case may be. By entering  into a forward  contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying  security  transactions,  the  Fund  will be able to  protect  itself against a possible loss  resulting  from an adverse  change in the  relationship between the United States  dollar and the subject  foreign  currency  during the period  between the date the  security  is  purchased  or sold,  or on which the dividend or interest payment is declared,  and the date on which payment is made or received.

     If it is believed  that the  currency of a particular  foreign  country may suffer a  substantial  decline  against  the  United  States  dollar or  another currency,  a Fund may enter into a forward  contract to sell, for a fixed amount of dollars,  the amount of foreign currency  approximating  the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved  will  not  generally  be  possible  since  the  future  value  of such securities  in  foreign  currencies  will  change  as a  consequence  of  market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly  uncertain.  Each Fund will place cash or liquid securities in a separate custody  account of the Fund with the Company's  custodian in an amount equal to the value of the Fund's total assets  committed to the consummation of the hedge contracts or otherwise  cover such  transactions.  The securities  placed in the separate account will be marked-to-market  daily. If the value of the securities placed in the separate account  declines,  additional cash or liquid  securities will be placed in the  account on a daily basis so that the value of the account will equal the amount of the Fund's  uncovered  commitments with respect to such contracts.

     At the maturity of a forward contract, a Fund may either sell the portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an "offsetting"

                                      -6-

contract with the same currency  trader  obligating it to purchase,  on the same maturity date, the same amount of the foreign currency. A Fund may also purchase an "offsetting" contract prior to the maturity of the underlying contract. There is no assurance that such an "offsetting" contract will always be available to a
Fund.

     It is impossible to forecast with absolute  precision what the market value of portfolio securities will be at the expiration of a related forward contract.
Accordingly,  it may be  necessary  for a Fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of a  security  being  sold is less  than the  amount  of  foreign currency the Fund is obligated  to deliver.  Conversely,  a Fund may sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign  currency the Fund is obligated to deliver.

     A Fund is not  required to enter into hedging  transactions  with regard to its foreign  currency-denominated  securities  and will not do so unless  deemed appropriate by the Investment Advisors.  Hedging the value of a Fund's portfolio securities  against a  decline  in the value of a  currency  does not  eliminate fluctuations in the underlying prices of the securities. Although such contracts tend to  minimize  the risk of loss due to a decline  in the value of the hedged currency,  at the same time,  they tend to limit any potential  gain which might result should the value of such currency increase.

     The Funds may purchase or sell  options to buy or sell  foreign  currencies and options on foreign currency futures,  or write such options, as a substitute for  entering  into forward  foreign  exchange  contracts  in the  circumstances described above. For example,  in order to hedge against the decline in value of portfolio  securities  denominated in a specific  foreign  currency,  a Fund may purchase  an option to sell,  for a specified  amount of dollars,  the amount of foreign  currency  represented by such portfolio  securities.  In such case, the
Fund will pay a "premium" to acquire the option,  as well as the agreed exercise price if it exercises the option.  Although each Fund values its assets daily in terms of United States dollars, the Funds do not intend to convert their foreign currency holdings into United States dollars on any regular basis. A Fund may so convert  from  time to time,  and  thereby  incur  certain  currency  conversion charges.  Although  foreign  exchange  dealers do not generally charge a fee for conversion,  they do realize a profit  based on the  difference  (the  "spread")
between  the prices at which they are buying  and  selling  various  currencies.
Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering  a lesser  rate of  exchange  should  the Fund  desire to  resell  that currency to the dealer.

     Lending Portfolio  Securities.  Each Fund may lend its portfolio securities to brokers,  dealers and financial  institutions  considered  creditworthy  when secured by collateral maintained on a daily  marked-to-market basis in an amount equal to at least  100% of the market  value,  determined  daily,  of the loaned securities.  A Fund may at any time call the loan and  obtain  the return of the securities  loaned.  No such loan will be made which would  cause the  aggregate market value of all securities  lent by a Fund to exceed 15% of the value of the
Fund's  total  assets.  The Fund will  continue  to receive the income on loaned securities and will, at the same time, earn interest on the loan collateral. Any cash collateral  received under these loans will be invested in short-term money market instruments.

     Warrants.  Each Fund may purchase warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until  expiration of the warrant.  Such  investments can provide a greater potential  for profit or loss than an equivalent  investment  in the  underlying security.  Each Fund may invest up to 10% of its net assets, valued at the lower of cost or market value,  in warrants  (other than those that have been acquired in units or  attached to other  securities),  including  warrants  not listed on
American or foreign  stock  exchanges.  Prices of warrants do not move in tandem with the prices of the underlying securities,  and are speculative  investments.
They pay no dividends  and confer no rights other than a purchase  option.  If a warrant is not  exercised  by the date of its  expiration,  a Fund will lose its entire investment in such warrant.

     Borrowing.  Each  Fund  may  borrow  from  banks  for  temporary  emergency purposes,  and GAM Gabelli  Long/Short Fund may borrow from banks for investment purposes,  as well as for temporary emergency purposes.  Each Fund will maintain continuous  asset coverage  (that is, total assets  including  borrowings,  less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300%
asset  coverage  should  decline  as a result  of market  fluctuations  or other reasons,  a Fund may be required to sell some of its portfolio  holdings  within three days to reduce the debt and restore the 300% asset  coverage,  even though it may be  disadvantageous  from an  investment  standpoint  to  sell  portfolio holdings at the time.

                                      -7-

     Borrowing  money,  also  known as  leveraging,  will  cause a Fund to incur interest  charges,  and may increase the effect of  fluctuations in the value of the investments of the Fund on the net asset value of its shares.  A Fund (other than GAM Gabelli  Long/Short Fund) will not purchase  additional  securities for investment while there are bank borrowings outstanding representing more than 5%
of the total assets of the Fund.

     Short-Selling. GAM International Fund, GAM Global Fund, GAM Europe Fund and
GAM Gabelli  Long/Short  Fund may from time to time  engage in short  selling of securities,  including  shares of exchange  traded  funds.  Short  selling is an investment  technique  wherein  the  Fund  sells  a  security  it  does  not own anticipating  a decline in the market  value of the  security.  To complete  the transaction,  the Fund must borrow the  security to make  delivery to the buyer.
The Fund is  obligated  to  replace  the  security  borrowed  by  purchasing  it subsequently at the market price at the time of  replacement.  The price at such time may be more or less than the price at which  the  security  was sold by the
Fund, which would result in a loss or gain. Until the security is replaced,  the
Fund is required to pay to the lender amounts equal to any dividends or interest which accrue  during the period of the loan.  To borrow the  security,  the Fund also may be required  to pay a premium,  which  would  increase  the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent  necessary to meet margin  requirements,  until the short position is closed  out.  The Fund will  incur a loss as a result  of the short  sale if the price of the security  increases between the date of the short sale and the date on which the Fund replaces the borrowed  security.  The Fund will realize a gain if the  security  declines  in price  between  those  dates.  This result is the opposite  of what one would  expect  from a  purchase  of a long  position  in a security.  The amount of any gain will be decreased,  and the amount of any loss increased,  by the amount of any  premium or  amounts  in lieu of  dividends  or interest the Fund may be required to pay in connection with a short sale.

     Short sales by the Fund involve risk. If the Fund incorrectly predicts that the price of the borrowed  security will decline,  the Fund will have to replace the securities  sold short with  securities with a greater value than the amount received from the sale.  As a result,  losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

     GAM  International  Fund,  GAM Global Fund, GAM Europe Fund and GAM Gabelli
Long/Short  Fund may also make  short  sales  "against  the  box." A short  sale
"against the box" is a transaction in which the Fund enters into a short sale of a security  which the Fund owns.  The  proceeds  of the short sale are held by a broker until the settlement date at which time the Fund delivers the security to close the short  position.  The Fund  receives the net  proceeds  from the short sale.

     Until the Fund  replaces a borrowed  security  in  connection  with a short sale, the Fund will: (a) maintain daily a segregated  account,  containing cash,
U.S. government  securities,  or certain liquid assets, at such a level that (i)
the amount deposited in the account plus the amount deposited with the broker as collateral  will equal the current value of the security sold short and (ii) the amount  deposited in the segregated  account plus the amount  deposited with the broker as  collateral  will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.  The Fund anticipates  that the  frequency  of short sales will vary  substantially  under different market  conditions,  and it does not intend that any specified portion of its assets as a matter of  practice  will be in short  sales.  As a matter of policy,  the Board of Directors has determined  that securities will not be sold short if, after  effect is given to any such short sale,  the total market value of all  securities  sold short  would  exceed 20% of the value of the Fund's net assets,  with  respect to the GAM  International  Fund,  GAM Global Fund and GAM
Europe Fund,  or 50% of the value of the Fund's net assets,  with respect to GAM
Gabelli Long/Short Fund.

     Restricted  Securities.  The Funds  may  purchase  securities  that are not registered for sale to the general public in the United States, but which can be resold to  institutional  investors in the United States,  including  securities offered  pursuant  to Rule 144A  adopted by the  United  States  Securities  and
Exchange Commission ("SEC"). If a dealer or institutional trading market in such securities exists,  either within or outside the United States, these restricted securities will not be treated as illiquid securities for purposes of the Funds'
investment  restrictions.  The Board of Directors will  establish  standards for determining  whether or not 144A  securities  are  liquid  based on the level of trading activity,  availability of reliable price information and other relevant
considerations.   The  Funds  may  also  purchase  privately  placed  restricted securities for which no  institutional  market exists.  The absence of a trading market  may  adversely  affect the  ability  of the Funds to sell such  illiquid securities

                                      -8-

promptly  and at an  acceptable  price,  and may also make it more  difficult to ascertain a market value for illiquid securities held by the Funds.

     Future  Developments.  The Funds may take advantage of opportunities in the area of options and futures contracts and other derivative financial instruments which are  developed in the future,  to the extent such  opportunities  are both consistent  with each Fund's  investment  objective  and permitted by applicable regulations.  The Funds' Prospectus and Statement of Additional Information will be  amended  or  supplemented,  if  appropriate  in  connection  with  any  such practices.

     Fundamental  Investment   Restrictions.   Each  Fund  has  adopted  certain
investment restrictions which cannot be changed without approval by holders of a majority of its outstanding  voting shares. As defined in the Investment Company
Act of 1940, as amended (the "Act"), this means the lesser of (a) 67% or more of the  shares of the Fund at a  meeting  where  more  than 50% of the  outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

     In accordance with these restrictions, each Fund may not:

     (1) With  respect to 75% of its total  assets,  invest  more than 5% of its total assets in any one issuer  (other than the United  States  government,  its agencies  and  instrumentalities)  or  purchase  more  than  10% of  the  voting securities, or more than 10% of any class of securities, of any one issuer. (For this purpose, all outstanding debt securities of an issuer are considered as one class, and all preferred stocks of an issuer are considered as one class).

     (2) Invest for the purpose of  exercising  control or management of another company.

     (3) Invest in real estate  (including  real estate  limited  partnerships), although a Fund may invest in  marketable  securities  which are secured by real estate and securities of companies which invest or deal in real estate.

     (4)  Concentrate  more than 25% of the value of its total assets in any one industry (including  securities of non-United States  governments),  except that
GAM Pacific Basin Fund will  concentrate more than 25% of the value of its total assets in the finance  sector,  as such sector is defined in the Morgan  Stanley
Capital  International  ("MSCI")  Indices.  See "Policy of Concentration for GAM
Pacific Basin Fund" below.  The finance sector is defined by the MSCI to include the  following  industries:  banking;  financial  services;  insurance  and real estate.

     (5) Make loans,  except that this  restriction  shall not  prohibit (1) the purchase of publicly  distributed  debt  securities in accordance  with a Fund's investment objectives and policies, (2) the lending of portfolio securities, and
(3) entering into repurchase agreements.

     (6) Borrow money,  except from banks for temporary  emergency purposes (for all Funds  other than the GAM  Gabelli  Long/Short  Fund) and,  in no event,  in excess of 33 1/3% of its total assets at value or cost,  whichever  is less;  or
(with  respect to all Funds) pledge or mortgage its assets or transfer or assign or otherwise  encumber  them in an amount  exceeding the amount of the borrowing secured  thereby.  In the case of GAM Gabelli  Long/Short Fund, the Fund may not borrow money,  except from banks,  and, in no event, in excess of 33 1/3% of its total assets at value or cost, whichever is less.

     (7) Underwrite securities issued by others except to the extent the Company may be deemed  to be an  underwriter,  under the  Federal  securities  laws,  in connection with the disposition of its portfolio securities.

     (8)  Purchase  securities  of other  investment  companies,  except  (a) in connection with a merger, consolidation, reorganization or acquisition of assets or (b) a Fund may purchase securities of closed-end  investment  companies up to
(i) 3% of the outstanding  voting stock of any one investment company (including for this purpose investments by any other series of the Company), (ii) 5% of the total  assets of the Fund with respect to any one  investment  company and (iii)
10% of the  total  assets  of the  Fund in the  aggregate.  Notwithstanding  the

                                      -9-

foregoing,  the GAM Gabelli  Long/Short  Fund shall not purchase  securities  of
other   investment   companies,   except  (x)  in  connection   with  a  merger,
consolidation,  reorganization  or  acquisition  of assets and (y) such Fund may purchase  securities  of  investment  companies up to (i) 3% of the  outstanding voting  stock  of  any  one  investment  company  (including  for  this  purpose investments by any other series of the Company),  (ii) 5% of the total assets of such Fund with respect to any one investment  company and (iii) 10% of the total assets of the Fund in the aggregate.

     (9)  Participate  on a joint or a joint and  several  basis in any  trading account in securities.

     (10) Issue  senior  securities  (as defined in the Act),  other than as set forth in paragraph 6.

     (11) Invest in commodities or commodity futures contracts, except that each
Fund may enter into forward foreign  exchange  contracts and may invest up to 5%
of its net assets in initial margin or premiums for futures contracts or options on futures contracts.

     For purposes of  restriction  (6), a Fund may borrow money in an amount not exceeding 33 1/3% of the value of the Fund's total assets  (including the amount borrowed).

     Non-Fundamental Investment Restrictions. Each Fund has also adopted certain investment  restrictions,  which are  deemed  non-fundamental,  which  cannot be changed without a vote of the majority of the Board of Directors. In addition to non-fundamental restrictions stated elsewhere, each Fund may not:

     (1) Make short sales of  securities on margin,  except for such  short-term credits as are  necessary for the clearance of  transactions.  This  restriction does not apply to GAM  International  Fund, GAM Global Fund, GAM Europe Fund and
GAM Gabelli Long/Short Fund. See "Short-Selling" above for a further discussion.
(Management may recommend to the Board of Directors  removal of this restriction for the other Funds).

     (2)  Invest  more than 15% of the Fund's  net  assets in  securities  which cannot be readily  resold to the public  because there are no market  quotations readily available because of legal or contractual  restrictions or because there are no market  quotations  readily  available or in other "illiquid  securities"
(including  non-negotiable  deposits with banks and  repurchase  agreements of a duration of more than seven days).

     If a percentage  restriction  (other than the  restriction  on borrowing in paragraph 6) is adhered to at the time of investment,  a subsequent  increase or decrease in the percentage beyond the specified limit resulting from a change in value or net assets will not be considered a violation.  Whenever any investment policy or investment  restriction states a maximum percentage of a Fund's assets which may be invested in any  security or other  property,  it is intended  that such maximum  percentage  limitation  be determined  immediately  after and as a result of the acquisition of such security or property.

     Risk  Considerations.   Investments  in  the  Funds  are  not  deposits  or
obligations of, or guaranteed or endorsed by, any bank,  including UBS AG or any of its  affiliates  and are not insured or  guaranteed  by the  Federal  Deposit
Insurance  Corporation,  the  Federal  Reserve  Board,  or any other  government agency.  Investments  in the  Funds  involve  investment  risks,  including  the possible loss of principal.

     Investors  should  carefully  consider the risks involved in investments in securities of companies and  governments  of foreign  nations,  which add to the usual risks  inherent in domestic  investments.  Such special  risks include the lower  level of  government  supervision  and  regulation  of  stock  exchanges, broker-dealers  and listed  companies,  fluctuations in foreign  exchange rates, future  political  and economic  developments,  and the possible  imposition  of exchange  controls  or  other  foreign  governmental  laws or  restrictions.  In addition,  securities  prices in  foreign  countries  are  generally  subject to different  economic,  financial,  political  and social  factors  than prices of securities of United States issuers.

     The Company  anticipates  that the portfolio  securities of foreign issuers held by each Fund  generally  will not be  registered  with the SEC nor will the issuers  thereof be subject to the  reporting  requirements  of such agency.  In addition,  the governments  under which these companies are organized may impose less government supervision than is required in the United States.  Accordingly, there may be less publicly available information

                                      -10-

concerning  certain  of the  issuers  of  securities  held by the Funds  than is available concerning United States companies. In addition, foreign companies are not generally subject to uniform  accounting,  auditing and financial  reporting standards or to practices and  requirements  comparable  to those  applicable to
United States companies.

     It is contemplated that the Funds' foreign portfolio  securities  generally will be purchased on stock exchanges or in  over-the-counter  markets located in the  countries  in which the  principal  offices of the  issuers of the  various securities  are located,  if that is the best  available  market.  Foreign stock exchanges  generally  have  substantially  less  volume  than the New York Stock
Exchange and may be subject to less  government  supervision and regulation than those in the United States. Accordingly,  securities of foreign companies may be less liquid and more  volatile  than  securities  of  comparable  United  States companies.  Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, price volatility can be greater than in the United States.

     The Funds may also  invest in  American  Depositary  Receipts  ("ADRs")  or
European  Depositary  Receipts  ("EDRs")  representing   securities  of  foreign
companies,  including both sponsored and unsponsored ADRs.  Unsponsored ADRs may be created without the  participation  of the foreign  issuer.  Holders of these
ADRs generally bear all the cost of the ADR facility,  whereas  foreign  issuers typically  bear  certain  costs in a sponsored  ADR.  The bank or trust  company depository  of an  unsponsored  ADR may be under  no  obligation  to  distribute shareholder  communications  received from the foreign issuer or to pass through voting rights. The markets for ADRs and EDRs,  especially  unsponsored ADRs, may be  substantially  more  limited  and  less  liquid  than  the  markets  for the underlying securities.

     Foreign  broker-dealers also may be subject to less government  supervision than those in the United States. Although the Funds endeavor to achieve the most favorable net results on their  portfolio  transactions,  fixed  commissions for transactions  on certain  foreign stock  exchanges may be higher than negotiated commissions available on United States exchanges.

     With respect to certain  foreign  countries,  there is the  possibility  of adverse changes in investment or exchange control regulations,  expropriation or confiscatory  taxation,  and limitations on the transfer or exchange of funds or other assets of the Funds.  The Funds' ability and decisions to purchase or sell portfolio  securities  may be  affected by laws or  regulations  relating to the convertibility  and  repatriation  of assets.  There is also the risk in certain foreign countries of political or social instability, or diplomatic developments which could affect United States investments as well as the prices of securities in those countries.  Moreover, individual foreign economies may differ favorably or  unfavorably  from the United  States  economy in such  respects as growth of gross  national  product,  rate of  inflation,  capital  reinvestment,  resource self-sufficiency and balance of payment position.

     Because the shares of the Funds are  redeemable  on a daily basis in United
States  dollars,  each  Fund  intends  to  manage  its  portfolio  so as to give reasonable assurance that it will be able to obtain United States dollars to the extent necessary to meet anticipated redemptions.  The Funds do not believe that this  consideration  will  have  any  significant  effects  on  their  portfolio strategies under present conditions.

     Policy of Concentration for GAM Pacific Basin Fund. Since GAM Pacific Basin
Fund has a fundamental  policy to concentrate  its  investments in the financial services sector,  it may be subject to greater share price  fluctuations  than a non-concentrated  fund.  There is a risk that the  Fund's  concentration  in the securities  of financial  services  companies  will expose the Fund to the price movements  of companies  in one  industry  more than a more broadly  diversified mutual fund.  Because GAM Pacific  Basin Fund  invests  primarily in one sector, there is the risk that the Fund will  perform  poorly  during a downturn in that
sector.   Also,   businesses  in  the  finance   sector  may  be  affected  more
significantly by changes in government policies and regulation,  interest rates, currency exchange rates, and other factors affecting the financial markets.  The finance  sector is  defined  by the MSCI to include  the  following  industries:
banking; financial services; insurance and real estate.

     Portfolio  Turnover.  Portfolio turnover rate is calculated by dividing the lesser of a Fund's sales or purchases  of  portfolio  securities  for the fiscal year  (exclusive  of purchases or sales of all  securities  whose  maturities or expiration  dates  at the  time of  acquisition  were  one  year or less) by the monthly average value of the securities in a Fund's  portfolio during the fiscal year. A portfolio turnover rate in excess of 100% is considered to

                                      -11-

be high. A high portfolio  turnover rate may result in higher short-term capital gains to shareholders for tax purposes and increased  brokerage  commissions and other transaction costs borne by the Fund.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE COMPANY
--------------------------------------------------------------------------------

     The business of the Funds is supervised by the Board of Directors,  who may exercise all powers not required by statute,  the Articles of Incorporation,  or the By-laws to be exercised by the shareholders.  When appropriate, the Board of
Directors will consider separately matters relating to each Fund or to any class of shares of a Fund.  The Board  elects the  officers of the Company and retains various  companies  to  carry  out Fund  operations,  including  the  investment advisors, custodian, administrator and transfer agent.

     Certain  biographical  information for each  Independent  Director and each
Interested Director of the Company is set forth in the tables below, including a description of each Director's  experience as a Director of the Company and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

Independent Directors

-------------------------------------------------------------------------------------------------------------
                            Term of                                            Number of
                            Office/1/                                         Portfolios
                            and                                                within the          Other
                            Length                                              GAM Fund     Directorships of
Name, Address and           of                                                  Complex/2/   Public Companies
       Age         Position Service Principal Occupation During Past 5 Years    Overseen           Held
-------------------------------------------------------------------------------------------------------------
George W. Landau   Director Since   Senior Advisor, Latin America, The        12            Director, Credit
2601 South                  1994    Coca-Cola Company, Atlanta, GA, 1988 to   portfolios    Suisse Asset
Bayshore Drive                      present. President, Council of            in 5          Management (CSAM)
Suite 1109                          Advisors, Latin America, Guardian         registered    Fund Complex (5
Coconut Grove, FL                   Industries, Auburn Hills, MI, 1993 to     investment    portfolios)
33133                               present. Director, Emigrant Savings       companies
Age: 82                             Bank, New York, NY, 1987 to present.

-------------------------------------------------------------------------------------------------------------
Robert J. McGuire  Director Since   Attorney/Consultant, Morvillo,            12            Director,
1085 Park Avenue            1998    Abramowitz, Grand, Iason & Silberberg,    portfolios    Brazilian Equity
New York, NY 10128                  P.C., 1998 to present. Director,          in 5          Fund, Inc., (CSAM
Age: 66                             Emigrant Savings Bank, 1999 to present.   registered    Fund Complex);
                                    President/Chief Operating Officer,        investment    Director, Mutual
                                    Kroll Associates, 1989-1997. Director     companies     of America
                                    (since 1984) and President (since                       Investment Corp.,
                                    1997), Police Athletic League.                          Director, Trump
                                    Director, Volunteers of Legal Services,                 Hotels & Casino
                                    1995 to present. Director, Office of                    Resorts
                                    the Appellate Defender, 1995 to
                                    present. Trustee, Iona College, 1996 to
                                    present.
-------------------------------------------------------------------------------------------------------------
Roland Weiser      Director Since   Chairman, Intervista business             12            None
86 Beekman Road             1988    consulting, 1984 to present. Trustee      portfolios
Summit, NJ 07901                    and Vice Chairman, New Jersey Center      in 5
Age: 72                             for Visual Arts, 1999 to present.         registered
                                                                               investment
                                                                               companies

---------------------------------------------------------------------------------------------------------
Interested Directors
---------------------------------------------------------------------------------------------------------
                              Term of                                      Number of
                              Office/1/                                   Portfolios
                              and                                          within the          Other
                              Length                                        GAM Fund     Directorships of
Name, Address and             of          Principal Occupation              Complex/2/   Public Companies
       Age         Position   Service      During Past 5 Years              Overseen           Held
------------------------------------------------------------------------------------------------------
Dr. Burkhard       Chairman,  Since   Group Chief Executive Officer,         12                None
Poschadel*         Director   2000    Global Asset Management Limited,       portfolios
12 St. James's     and                March 2000 to present. Head of Human   in 5
Place              President          Resources, UBS Private Banking,        registered
London SWlA 1NX                       1998-2000. Global Head of Research     investment
England                               and Portfolio Management, UBS          companies
Age: 56                               Private Banking, 1994-1997.
---------------------------------------------------------------------------------------------------------

/1/  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is duly qualified.

/2/  Each  Director  is a  director  of each of the  six  registered  investment companies  within the GAM Fund Complex,  which  include:  the Company;  GAM
     Avalon Lancelot,  LLC; GAM Avalon Palamedes,  LLC; GAM Avalon Galahad, LLC;
     and GAM Avalon Dinadan, LLC.

*    Dr. Poschadel is considered an Interested  Director because he is deemed to be an "interested person" of the Company, as that term is defined under the
     1940 Act,  due to his position as Group Chief  Executive  Officer of Global
     Asset Management Limited, the parent of the Funds' investment advisors.

     Information  relating to each Director's ownership (including the ownership of his or  her  immediate  family)  in  each  Fund  of  the  Company  and in all registered  investment companies in the GAM Fund Complex as of December 31, 2002 is set forth in the chart below.

---------------------------- ------------------------------ ----------------------------------------
          Name                                                 Aggregate Dollar Range of Shares Owned
                              Dollar Range of Fund Shares       in All Funds Overseen by Director in
                                         Owned                  Family of Investment Companies
---------------------------- ------------------------------ ----------------------------------------
Independent Directors:

---------------------------- ------------------------------ ----------------------------------------
George M. Landau                          $0                                  $0

---------------------------- ------------------------------ ----------------------------------------
Robert J. McGuire                         $0                                  $0

---------------------------- ------------------------------ ----------------------------------------
Roland Weiser                GAMerica Capital Fund                       Over $100,000
                             (Class A) - $10,001 to
                             $50,000

                             GAM American Focus Fund
                             (Class A) - $10,001 to
                             $50,000

                             GAM Pacific Basin Fund
                             (Class A) - $10,001 to
                             $50,000

                             GAM Europe Fund (Class A) -
                             $10,001 to $50,000

---------------------------- ------------------------------ ----------------------------------------
Interested Director:

---------------------------- ------------------------------ ----------------------------------------
Dr. Burkhard Poschadel                    $0                                  $0
---------------------------- ------------------------------ ----------------------------------------

                                      -13-

Officers

     Below is the name, address,  age, information  regarding positions with the
Company and the principal occupation for each officer of the Fund.

------------------------------- ----------------- --------- -------------------------------------------------
                                                  Term of
                                                  Office/1/
                                                  and
                                                  Length
                                                  of
    Name, Address and Age           Position      Service       Principal Occupation During Past 5 Years
------------------------------- ----------------- --------- -------------------------------------------------
Kevin J. Blanchfield            Vice President    Since     Managing Director-Chief Operating Officer and
GAM USA Inc.                    and Treasurer     1993      Treasurer, GAM USA+, GAM Investments Inc.+ and
135 East 57th Street                                        GAM Services Inc.++, 1993 to present. Vice
New York, NY 10022                                          President and Treasurer, GAM Avalon Funds+,
Age: 47                                                     2000 to Present.
------------------------------- ----------------- --------- -------------------------------------------------
Joseph J. Allessie              Secretary and     Since     General Counsel and Corporate Secretary, GAM
GAM USA Inc.                    General Counsel   1999      USA+, GAM Investments Inc.+, and GAM Services
135 East 57th Street                                        Inc.++, 1999 to present. Secretary and General
New York, NY 10022                                          Counsel, GAM Avalon Funds+, 2000 to Present;
Age: 37                                                     Regulatory Officer to State of New Jersey,
                                                            Department of Law and Public Safety, Bureau of
                                                            Securities, 1993-1999.
------------------------------- ----------------- --------- -------------------------------------------------
Teresa B. Riggin                Assistant         Since     Senior Vice President-Administration, GAM USA+,
GAM USA Inc.                    Secretary         1994      GAM Investments Inc.+ and GAM Services Inc.++,
135 East 57th Street                                        1994 to present. Assistant Secretary, GAM
New York, NY 10022                                          Avalon Funds+, 2000 to Present.
Age: 43
------------------------------- ----------------- --------- -------------------------------------------------
John C. Smith                   Assistant         Since     Associate-Fund Administration, Brown Brothers
Brown Brothers Harriman & Co.   Secretary         2001      Harriman & Co., Inc. 1999 to present. Fund
40 Water Street                                             Accountant, State Street Bank, 1994-1999.
Boston, MA 02109
Age: 37
------------------------------- ----------------- --------- -------------------------------------------------
Gregory V. Lomakin              Assistant         Since     Assistant Treasurer, Brown Brothers Harriman &
Brown Brothers Harriman & Co.   Secretary         2001      Co., Inc., 1997 to present.
40 Water Street
Boston, MA 02109
Age: 38
------------------------------- ----------------- --------- -------------------------------------------------

/1/  Each officer is appointed by the Board of Directors  and holds office for a term  of one  year  and  until  his or her  successor  is duly  chosen  and qualified.

+    Affiliate of the Company.

++   Principal Underwriter of the Company.

     Compensation of Directors and Executive Officers. Each Independent Director
of the Company receives annual compensation from the Company of $25,000 per year plus $1,000 for each meeting of the Board of Directors  attended.  Each Director is reimbursed by the Company for travel expenses incurred in

                                      -14-

connection  with  attendance  at Board of Directors  meetings.  The officers and interested  Directors  of the Company do not receive any  compensation  from the
Company.

     The name,  position(s) and information  related to the compensation of each of the Directors in the most recent fiscal year are as follows:

                                                    Pension or                              Compensation from
                               Aggregate       Retirement Benefits    Total Estimated     the Company and GAM
 Name and Position(s) Held  Compensation from   Accrued as Part of  Annual Benefits upon   Fund Complex Paid
  with each Complex Fund      the Company       Company Expenses        Retirement           to Directors

Dr. Burkhard Poschadel             $0                  N/A                  N/A                  $0
Director & President

George W. Landau                $29,500                N/A                  N/A              $40,500 from 13
Director                                                                                     portfolios

Robert J. McGuire               $29,500                N/A                  N/A              $40,500 from 13
Director                                                                                     portfolios

Roland Weiser                   $29,500                N/A                  N/A              $40,500 from 13
Director                                                                                     portfolios

     Principal Holders of Securities.  As of October 31, 2003, all Directors and
Officers of the Funds as a group owned beneficially or of record less than 1% of the  outstanding  securities of any Fund.  To the knowledge of the Funds,  as of
November 6, 2003, no shareholders  owned  beneficially (b) or of record (r) more than 5% of a Fund's outstanding  shares,  except as set forth below. UBS AG, the ultimate  beneficial  owner of the Funds, may be deemed to have shared voting or investment  power over shares owned by clients or held by custodians or nominees for clients of UBS AG or its  affiliates,  or by employee  benefit plans for the benefit of employees of UBS AG or its  affiliates.  UBS AG disclaims  beneficial ownership of such shares.

                                                                  GLOBAL
          NAME AND ADDRESS                 Class A        Class B         Class C       Class D
                                           -------        -------         -------       -------

Charles Schwab & Co., Inc.                 7.63%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch                             11.97%(r)      26.32%(r)       32.75%(r)     12.90%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL 32246-6484

John I. Levy                               5.75%(b)
5839 Desco Dr.
Dallas, TX  75225-1602

Fayez Sarofim                              6.95%(r)
P.O. Box 52830
Houston, TX 77052-2830

Billy G. Emanis R/O IRA                                                   6.35%(b)
416 Maryview Farm Road
Lafayette, LA 70507-4716

                                      -15-

                                                                  GLOBAL
          NAME AND ADDRESS                 Class A        Class B         Class C       Class D
                                           -------        -------         -------       -------

Citigroup Global Markets, Inc.                                                          6.40%(r)
160927813
333 West 34th St., 3rd Floor
New York, NY 10001

                                                               INTERNATIONAL
          NAME AND ADDRESS                 Class A        Class B         Class C       Class D
                                           -------        -------         -------       -------

Charles Schwab & Co., Inc.                10.66%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch                             17.38%(r)
FBO Customers of MLPF&S
5210 E. Williams CIR
Ste 900
Tucson, AZ 85711-4478

Merrill Lynch                                            18.33%(r)       28.76%(r)     14.10%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. E.
Jacksonville, FL  32246-6484

                                                 PACIFIC BASIN                      AMERICAN FOCUS
       NAME AND ADDRESS           Class A    Class B     Class C    Class D    Class A     Class B    Class C
                                  -------    -------     -------    -------    -------     -------    -------

Charles Schwab & Co., Inc.       16.11%(r)                                     9.36%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

FISERV Securities, Inc.           8.14%(r)
FBO Customers
One Commerce Square
2005 Market Street
Suite 1200
Philadelphia, PA 19103-7008

Merrill Lynch                               17.75%(r)   21.26%(r)                         25.98%(r)  56.85%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL 32246-6484

Fayez Sarofim & Co.                                                            6.30%(r)
P.O. Box 52830
Houston, TX 77052-2830

SEI Trust Company                                                              7.63%(r)
c/o Christiana Bank
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

                                      -16-

                                                 PACIFIC BASIN                      AMERICAN FOCUS
       NAME AND ADDRESS           Class A    Class B     Class C    Class D    Class A     Class B    Class C
                                  -------    -------     -------    -------    -------     -------    -------
SEI Trust Company                                                              9.87%(r)
c/o Christiana Bank
Euram Beta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

SEI Trust Company                                                             26.85%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

Citigroup Global Markets Inc.                5.52%(r)
141812248
333 W. 34th St., 3rd Fl.
New York, NY 10001-2402

UBS Financial Services Inc.                             8.10%(r)
Cust. Donald E. Tambini
30429 Via Victoria
Rancho Palos Vrd., CA
90275-4443

Pershing LLC                      7.89%(r)
P.O. Box 2052
Jersey City, NJ 07303-9998

UBS Financial Services Inc.                  8.89%(r)
FBO Lena Gilbert and Sandra J.
Symson Co-ttees of Trust DTD
04/20/91
4621 White Oak Ave.
Encino, CA 91316-3862

Wexford Cleaning Services                    6.14%(b)
Corp. FBO Wexford Cleaning C/F
Samuel D'Amato IRA DTD 02/05/03
887 N. Maple St.
Ephrata, PA 17522-2130

Bear Stearns Securities Corp.                                      11.15%(r)
FBO 517-25181-19
1 Metrotech Center, N.
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp.                                       5.35%(r)
FBO 517-26095-12
1 Metrotech Center, N.
Brooklyn, NY 11201-3859

                                      -17-

                                                 PACIFIC BASIN                      AMERICAN FOCUS
       NAME AND ADDRESS           Class A    Class B     Class C    Class D    Class A     Class B    Class C
                                  -------    -------     -------    -------    -------     -------    -------
UBS Financial Services Inc.                                         5.08%(r)
FBO Robert David Sostrin and
Janice Susan Sostrin Co-ttees
UA DTD 06/28/88
3008 Via Rivera
Palos Verdes Est., CA
90274-4428

UBS Financial Services Inc.                             33.08%(r)
FBO Joel T. & Betty Lu
Williams Family Ltd.
Partnership General Partners
P.O. Box 12150
Dallas, TX 75225-0150

                                                  JAPAN CAPITAL                             EUROPE
          NAME AND ADDRESS         Class A     Class B     Class C    Class D    Class A    Class B     Class C
                                   -------     -------     -------    -------    -------    -------     -------

Charles Schwab & Co., Inc.        15.47%(r)                                     15.46%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch                     11.28%(r)   60.37%(r)   60.53%(r)                        19.17%(r)   16.26%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL 32246-6484

SEI Trust Company                                                               21.54%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

U.S. Bancorp Piper Jaffray                                                                 11.14%(r)   10.12%(r)
U.S. Bancorp Center
800 Nicollet Mall
Minneapolis, MN 55402-7000

UBS Financial Services Inc. FBO                                                                        6.16%(r)
Paul R. Rossi, Christina R. Rossi
JTWROS
1833 Forough Circle
Port Orange, FL 32128-6022

UBS Financial Services Inc. FBO               6.33%(r)
Lena Gilbert and Sandra J. Symson
Co-TTees of Trust DTD 4/20/91
4621 White Oak Ave.
Encino, CA  91316-3832

Lehman Brothers, Inc.             5.35%(r)
837-42816-19
70 Hudson St., 7th Floor
Jersey City, NJ 07302

                                      -18-

                                                  JAPAN CAPITAL                             EUROPE
          NAME AND ADDRESS         Class A     Class B     Class C    Class D    Class A    Class B   Class C
                                   -------     -------     -------    -------    -------    -------   -------

BJ Sentinel Ltd.                   6.74%(b)
P.O. Box 429
Malakoff, TX 75148-0429

Ashok M. Karnik and Anagha A.                              6.20%(b)
Karnik Jtten
34 Pound Ridge Rd.
Plainview, NY 11803-1819

Wachovia Securities, LLC FBO                                                                         9.08%(r)
Patricia M. Tack
IRA DTD 06/06/00
26933 Old Holley Rd.
Sweet Home, OR 97386-9538

Citigroup Global Markets Inc.                                                                        5.53%(r)
144360789
333 W. 34th St., 3rd Fl.
New York, NY  10001-2402

                                               GAMERICA                       GAM GABELLI LONG/SHORT
          NAME AND ADDRESS          Class A     Class B     Class C     Class A     Class B      Class C
                                    -------     -------     -------     -------     -------      -------

Charles Schwab & Co., Inc          16.81%(r)                            5.45%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch                                  16.12%(r)   14.12%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL 32246-6484

SEI Trust Company                  14.69%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

UBS Financial Services Inc. FBO                                                     7.46%(r)
Estate of Bettina G. Lowerre, Paul
C. Lowerre and Howard Presant
Executors
605 Third Avenue, 34th Floor
New York, NY 10158-3499

SEI Private Trust Company                                              27.06%(r)
C/O Christiana Bank
One Freedom Valley Drive
Oaks, PA 19456

--------------------------------------------------------------------------------
                     INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

     Investment Advisors. Each Investment Advisor is registered under the United
States Investment Advisers Act of 1940, as amended.  Each of GIML and GAM USA is controlled  by and under  common  control  with other  investment  advisors  (as described  below),  which have  substantial  experience  managing foreign mutual funds.

                                      -19-

GAM USA also  serves  as the  investment  advisor  to the  following  registered closed-end funds: GAM Avalon Galahad, LLC, GAM Avalon Lancelot,  LLC, GAM Avalon
Palamedes, LLC and GAM Avalon Dinadan, LLC.

     The Directors of GIML and their principal occupations are as follows:

Name and Position Held
with GIML                                   Principal Occupation
---------------------------                 --------------------

John Bennett, Director                      Investment Director, GIML
Michael S. Bunker, Director                 Investment Director, GIML
Jeffrey Ginsberg, Director                  Investment Director, GIML
Gordon D. Grenader, Director                Investment Director, GIML
Andrew Hanges, Chairman and Director        Investment Director, GIML
Peter Kleeman, Director                     Investment Director, GIML
David Smith, Director                       Investment Director, GIML
Jeremy Smouha, Director                     Investment Director, GIML

     GIML is a  wholly  owned  subsidiary  of  Global  Asset  Management  (U.K.)
Limited, a holding company.  Global Asset Management Ltd., an investment advisor organized  under the laws of Bermuda,  controls  GIML  through its wholly  owned subsidiaries,  Greenpark  Management N.V.,  Global Asset Management GAM SARL and
GAMAdmin  B.V.  (the  latter  of which is the  direct  parent  of  Global  Asset
Management (U.K.) Limited).  Global Asset Management Ltd. is wholly owned by UBS
AG, a banking corporation organized under the laws of Switzerland.  UBS AG, with headquarters in Switzerland, is an internationally diversified organization with operations in many aspects of the financial services  industry.  UBS AG operates in over 50  countries,  has more than  48,000  employees  and was  formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation in June 1998. UBS
AG also  maintains  direct  and  indirect  subsidiaries  in the  United  States, including UBS Financial Services Inc., an investment bank and broker-dealer; UBS
Securities LLC, an investment bank and broker-dealer;  J.C. Bradford & Co., LLC, a registered  investment advisor and broker-dealer;  UBS Global Asset Management
(US) Inc., a registered  investment advisor and broker-dealer;  UBS Brinson Inc.
and UBS Global Asset Management  (Americas) Inc.,  investment advisors;  and UBS
Warburg Futures Inc., a futures commission merchant and broker-dealer. Among UBS
AG's direct and  indirect  affiliates  and related  persons are various  foreign broker-dealers, investment advisors and banking organizations.

     The  Directors  and  principal  executive  officers  of GAM USA  and  their principal occupations are as follows:

Name and Position Held
with GAM USA                      Principal Occupation
---------------------------       --------------------

Dr. Burkhard Poschadel, Director  See "Management of the Company" above.
Kevin J. Blanchfield              See "Management of the Company" above.
David A. Anderson                 Director; Managing Director, Clients-Americas,
                                  GAM USA
Joseph J. Allessie                See "Management of the Company" above.
Teresa B. Riggin                  Vice President, Administration, and Assistant
                                  Secretary, GAM USA
James A. Abate                    Investment Director, GAM USA
Nancy S. Andrews                  Investment Manager, GAM USA
David Ahn                         Investment Manager, GAM USA

     GAM USA is an  indirect,  wholly-owned  subsidiary  of UBS AG,  and has its principal  offices at 135 East 57th  Street,  New York,  NY 10022.  GAM USA is a
wholly-owned  subsidiary  of  GAMAdmin  B.V.  GAMAdmin  B.V.  is a  wholly-owned subsidiary  of  Greenpark  Management  N.V.,  which  in turn  is a  wholly-owned subsidiary of Global Asset  Management  Ltd., an  investment  advisor  organized under the laws of  Bermuda.  Global  Asset  Management  Ltd.  is a  wholly-owned subsidiary of UBS AG.

                                      -20-

     GAMCO,  a corporation  organized in 1999 under the laws of the State of New
York,  is located at One  Corporate  Center,  Rye,  New York  10580.  GAMCO is a
wholly-owned  subsidiary of Gabelli Asset Management Inc.  ("GAMI"),  a publicly held company listed on the New York Stock  Exchange,  and is not affiliated with either GIML or GAM USA. Mr.  Mario J. Gabelli may be deemed to be a  controlling person  of GAMCO on the basis of his  controlling  interest  in GAMI.  GAMCO has several affiliates that also provide advisory services.

     The Directors and principal executive officers of GAMCO and their principal occupations are as follows:

Name and Position Held
with GAMCO                           Principal Occupation
---------------------------          --------------------
Mario J. Gabelli                     Senior Executive Officer of GAMCO and Senior
   Chief Executive Officer and       Executive and Majority Shareholder
   Chief Investment Officer          of Gabelli Asset Management, Inc., ultimate
                                     parent company of GAMCO.
Douglas R. Jameson                   Executive Officer and Director of GAMCO
   Executive Vice President, Chief
   Operating Officer, Managing
   Director and Director
Regina M. Pitaro                     Executive Officer and Director of GAMCO
   Managing Director and Director
Joseph R. Rindler                    Executive Officer and Director of GAMCO
   Chairman and Director
William S. Selby                     Executive Officer and Director of GAMCO
   Managing Director and Director
Frederick W. Scholz                  Executive Officer and Director of GAMCO
   Managing Director and Director
Robert S. Zuccarro                   Executive Officer of GAMCO
   Vice President and Chief
   Financial Officer
James E. McKee                       Executive Officer of GAMCO
   Vice President, General Counsel
   and Secretary

     Investment  Advisory  Contracts.  On December 17, 1999, UBS AG acquired all the  outstanding  shares of Global Asset  Management  Ltd. (the  "Acquisition").
Global Asset Management Ltd.  indirectly  wholly owns GIML and GAM USA. Prior to the  completion  of the  Acquisition,  the  Board of  Directors  considered  the continuance  of the  then  current  Amended  and  Restated  Investment  Advisory
Contract dated April 14, 1994 (the "GIML  Contract")  with GIML as an Investment
Advisor to the Funds.  The Board of Directors on September 29, 1999 (including a majority  of the  Directors  who  were  not  parties  to the  GIML  Contract  or interested  persons of any such  party)  approved  the  continuance  of the GIML
Contract on behalf of each Fund,  which  approval  was  further  ratified by the
Board  (including a majority of the  Directors  who were not parties to the GIML
Contract  or  interested  persons  of any such  party) on behalf of each Fund on
October 27, 1999. The  shareholders of each Fund approved the continuance of the
GIML  Contract  on  October  26,  1999.  As such,  a new  Amended  and  Restated
Investment  Advisory Contract  (hereinafter  referred to as the "GIML Contract")
was executed  upon  completion  of the  Acquisition,  December  17,  1999,  with identical  terms and  conditions  as the original  GIML  Contract.  The Board of
Directors  (including  a majority of the  Directors  who were not parties to the
GIML Contract or interested  persons of any such party) approved the continuance of the GIML Contract on October 24, 2001.

     On March 26, 2001, the Board of Directors  approved the  appointment of GAM
USA as  Co-Investment  Advisor to the GAM  American  Focus Fund  pursuant  to an
Interim  Advisory  Agreement  to  replace  Fayez  Sarofim & Co.,  who  served as co-investment advisor to GAM American Focus Fund (formerly known as GAM

                                      -21-

North  America  Fund) from its  inception  until  March 23,  2001.  The Board of
Directors  approved a new advisory agreement with GAM USA to replace the Interim
Advisory  Agreement  on April 25,  2001 (the  "GAM USA  Contract").  The GAM USA
Contract was submitted to the holders of a majority of the outstanding shares of the GAM American Focus Fund for approval, and on June 20, 2001, the shareholders of the GAM  American  Focus Fund met via proxy and approved the GAM USA Contract between the Fund and GAM USA. Therefore, as of June 20, 2001, GAM USA became the sole and  permanent  investment  advisor  to the GAM  American  Focus Fund until terminated.  On October 24, 2001, the Board of Directors approved an amended and restated GAM USA Contract  whereby GAM USA also served as Investment  Advisor to
GAM Gabelli  Long/Short Fund. As noted below, the Board of Directors  terminated the portion of the GAM USA Contract that applies to GAM Gabelli Long/Short Fund, effective October 8, 2002.

     The GIML  Contract  and the GAM USA Contract  will each  continue in effect from year to year if approved  annually by the Board of Directors or by the vote of a majority  of the  outstanding  shares of each Fund (as  defined in the Act)
and, in either event,  by the approval of a majority of those  Directors who are not parties to the GIML Contract or the GAM USA Contract or  interested  persons of any such party ("Independent Directors").

     At a meeting  held on October 4, 2002,  the  Company's  Board of  Directors
terminated  the  portion  of the  GAM  USA  Contract  relating  to  GAM  Gabelli
Long/Short  Fund,  effective  as of the close of the New York Stock  Exchange on
October 8, 2002.  GAM USA had served as the  Investment  Advisor to GAM  Gabelli
Long/Short  Fund since its  inception.  Additionally,  on  October 4, 2002,  the
Company's Board of Directors  approved the appointment of GAMCO Investors,  Inc.
("GAMCO") and GIML as Co-Investment  Advisors (each, a  "Co-Investment  Advisor"
and together,  the  "Co-Investment  Advisors") to GAM Gabelli  Long/Short  Fund,
pursuant to separate Interim Investment  Advisory Contracts between the Company, on  behalf of GAM  Gabelli  Long/Short  Fund,  and each  Co-Investment  Advisor, effective  as of the opening of the New York Stock  Exchange on October 9, 2002.
GAMCO is not  affiliated  with  either  GIML or GAM USA.  At a  meeting  held on
October 23,  2002,  the  Company's  Board of Directors  approved new  Investment
Advisory  Agreements  between the Company,  on behalf of GAM Gabelli  Long/Short
Fund, and GAMCO and GIML,  respectively.  The new Investment Advisory Agreements for GAM  Gabelli  Long/Short  Fund were  submitted  to  shareholders  of the GAM
Gabelli  Long/Short Fund for approval at a special meeting of shareholders,  and on February  25,  2003,  the  shareholders  of the GAM Gabelli  Long/Short  Fund approved the new Investment Advisory Agreements for the Fund between the Company and GAMCO and GIML, respectively.

     At the November 5, 2003 meeting of the Company's  Board of  Directors,  the
Directors  approved,  for a period of  one-year,  the  continuation  of the GIML
Contract,  GAM USA Contract and the Investment  Advisory  Agreements for the GAM
Gabelli  Long/Short Fund (each a "Contract" and  collectively,  the "Contracts")
for the respective Funds with the Investment Advisors or Co-Investment Advisors, as  applicable  (for  purposes  of this  section,  the term  Investment  Advisor includes each Investment  Advisor and Co-Investment  Advisor).  In approving the continuation  of the Contracts,  the Board of Directors,  considered a number of factors,  including:  (i) the nature, extent and quality of services provided by the Investment Advisor to each respective Fund; (ii) the fees and expenses borne by each Fund;  and (iii) the  performance  of each Fund.  When  considering  the nature and quality of the services provided by the Investment Advisor to a Fund, the  Board  of  Directors  reviewed  the  scope,  depth  and  experience  of the organization and the investment  professionals  currently  providing  management services to the Fund. The Board of Directors evaluated each Investment Advisor's portfolio management process.  When considering the fees and expenses borne by a
Fund, and  considering  the  reasonableness  of the management  fees paid to the
Investment  Advisor  in  light  of the  services  provided  to the  Fund and any additional  benefits  received by the Investment  Advisor (or its affiliates) in connection  with providing such  services,  the Board of Directors  compared the fees charged by the Investment Advisor to the Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the  Investment  Advisor with respect to the Fund.  The Board of Directors  also considered  the financial  condition of each  Investment  Advisor.  The Board of
Directors  also reviewed the average net assets and expense ratios by series and class of the Fund. They considered the distributor's initiatives with respect to maximizing  distribution  resources more  effectively  by focusing  distribution efforts on firms with the ability to  distribute  the full range of GAM's global fund offerings.  In addition,  the Board considered various other measures to be undertaken  to further  enhance  distribution  efforts with regard to the Funds.
Also, with respect to the GAM Gabelli  Long/Short Fund, the Board considered the expense cap provisions  effective  through December 31, 2004 that were agreed to by the  Advisor.  The  Board  also  reviewed  a  memorandum  of  Counsel  to the
Independent  Directors regarding their fiduciary duties relative to the approval of the continuation of each Contract.

                                      -22-

After requesting and reviewing such materials as it deemed necessary,  the Board of Directors  concluded that the management  fees of each Fund are fair and that shareholders  have received  reasonable value in return for paying such fees and expenses. The Board of Directors, including the Independent Directors, therefore concluded that the continuation of the respective  Contract for each Fund was in the best interests of the Fund and its shareholders.

     The GIML Contract requires GIML to conduct and maintain a continuous review of the  portfolio of each Fund and to make all  investment  decisions  regarding purchases and sales of portfolio  securities  and brokerage  allocation for each
Fund,  other than GAM American Focus Fund and GAM Gabelli  Long/Short Fund. GIML
will render its services  from outside the United  States.  The GAM USA Contract requires  GAM USA to provide  the same  services  to GAM  American  Focus  Fund.
Pursuant to its Investment  Advisory  Agreement for GAM Gabelli Long/Short Fund,
GAMCO is required to conduct and maintain a continuous  review of the  portfolio of Fund in cooperation with GIML, as the Co-Investment  Advisor, and to make all investment  decisions regarding purchases and sales of portfolio  securities and
brokerage   allocation,   all  subject  to  any  written  instruction  from  the
Co-Investment  Advisor.  GIML, under its Investment  Advisory  Agreement for GAM
Gabelli Long/Short Fund, is required to conduct and maintain a continuous review of the portfolio of the Fund, in cooperation  with GAMCO,  as the  Co-Investment
Advisor,  and to provide  the  Co-Investment  Advisor,  from time to time,  with written  recommendations  or instructions,  if any, as to specific purchases and sales of portfolio securities and brokerage allocation.

     Each Contract provides that the Investment Advisors will select brokers and dealers for execution of each Fund's portfolio transactions  consistent with the
Company's brokerage policy (see "Brokerage  Allocation").  Although the services provided by broker-dealers in accordance with the brokerage policy  incidentally may help  reduce the  expenses  of or  otherwise  benefit  the other  investment advisory clients of the Investment Advisors or their affiliates,  as well as the
Funds, the value of such services is indeterminable and the Investment Advisors'
fees are not reduced by any offset  arrangement by reason  thereof.  Each of the
Contracts  provides that the Investment  Advisors shall have no liability to the
Company or to any  shareholder  of a Fund for any error of judgment,  mistake of law, or any loss arising out of any  investment  or other act or omission in the performance  by an Investment  Advisor of its duties under such Contracts or for any loss or damage  resulting  from the imposition by any government of exchange control  restrictions  which  might  affect  the  liquidity  of a Fund's  assets maintained  with custodians or securities  depositories in foreign  countries or from any political acts of any foreign governments to which such assets might be exposed,  except for liability resulting from willful misfeasance,  bad faith or gross negligence on the Investment  Advisor's part or reckless  disregard of its duties under the Contract. In addition,  GAM Gabelli Long/Short Fund indemnifies
GAMCO for any loss or damage incurred by GAMCO arising out of any action seeking to enforce a liability  for which  GAMCO is not liable  pursuant to the terms of its Investment Advisory Agreement.

     Each Contract will terminate  automatically in the event of its assignment, as such term is defined under the Act, and may be terminated by each Fund at any time  without  payment  of any  penalty  on 60 days'  written  notice,  with the approval of a majority of the  Directors of the Company or by vote of a majority of the outstanding shares of a Fund (as defined in the Act).

     The Company acknowledges that it has obtained its corporate name by consent of GIML and agrees that if: (i) GIML should cease to be the Company's investment advisor or (ii) Global  Asset  Management  Ltd.  should  cease to own a majority equity interest in GIML, the Company,  upon request of GIML, shall submit to its shareholders  for their vote a proposal  to delete the  initials  "GAM" from its name and cease to use the name "GAM  Funds,  Inc." or any  other  name  using or derived from "GAM" or "Global Asset  Management",  any component  thereof or any name  deceptively  similar  thereto,  and indicate on all  letterheads and other promotional material that GIML is no longer the Company's investment advisor. If
GIML makes such request  because Global Asset  Management  Ltd. no longer owns a majority  equity  interest in GIML, the question of continuing the GIML Contract must be  submitted  to a vote of the  Company's  shareholders.  The  Company has agreed that GIML or any of its  successors  or assigns may use or permit the use of the names "Global Asset Management" and "GAM" or any component or combination thereof  in  connection  with any  entity or  business,  whether or not the same directly or indirectly  competes or conflicts  with the Company and its business in any manner.

     GAMCO  acknowledges  that it has no right,  title or  interest in or to the names  "Global  Asset  Management,"  "GAM,"  "GAM Funds,  Inc." or "GAM  Gabelli
Long/Short Fund," and that it cannot use any such

                                      -23-

name, or any  derivation  thereof,  without the prior written  permission of the
Company.  GAMCO  also  acknowledges  that it will not  undertake  any  marketing efforts on behalf of or with  respect to the Company or GAM  Gabelli  Long/Short
Fund without the prior written permission of the Company. GIML, as Co-Investment
Adviser for GAM Gabelli Long/Short Fund, has, while GAMCO's Investment  Advisory
Contract is in effect,  the  limited  right to use the names  "GAMCO,"  "Gabelli
Asset  Management   Company"  and  "Gabelli"  in  connection  with  GAM  Gabelli
Long/Short Fund, but otherwise the Co-Investment  Advisor has no right, title or interest  in or to the names  "GAMCO,"  "Gabelli  Asset  Management  Company" or
"Gabelli,"  and will not use any such name, or any derivation  thereof,  without the prior written  permission of GAMCO (except to the extent previously  granted by written agreement).

     Advisory Fees. For its service to the Funds,  other than GAM American Focus
Fund and GAM Gabelli  Long/Short Fund, GIML receives a quarterly fee of 0.25% of the average  daily net assets of each of the Funds during the quarter  preceding each payment.  For its services to GAM American  Focus Fund,  GAM USA receives a quarterly  fee of 0.25% of the average  daily net assets of GAM  American  Focus
Fund during the quarter  preceding each payment.  Prior to June 20, 2001,  GIML, with  respect to GAM  American  Focus  Fund,  paid a portion  of the  investment management  fee to GAM USA as agreed  between  the  parties.  Prior to March 23,
2001, a fee in the same amount was paid, one-half each to GIML and Fayez Sarofim
& Co. Inc. by GAM American  Focus Fund.  The level of advisory fees paid by each
Fund is higher than the rate of advisory fee paid by most registered  investment companies.

     For their  services to GAM  Gabelli  Long/Short  Fund,  GAMCO and GIML (the
"Co-Investment  Advisors")  receive a fee comprised of two components,  of which
GAMCO receives two-thirds and GIML receives one-third.  The first component is a base fee equal to 1.50%, annualized, of the Fund's average daily net assets. The second component is a performance  adjustment that either increases or decreases the base  fee,  depending  on how GAM  Gabelli  Long/Short  Fund  has  performed relative to the S&P 500  Composite  Stock Price  Index (the  "S&P"),  the Fund's
benchmark.  The base fee  will be  increased  (or  decreased)  by a  performance adjustment of 0.125% for each whole percentage point that the Fund's  investment performance  is 3.00% better (or worse) than the  performance  of the S&P during the performance  period,  which is a rolling  twelve-month  period.  The maximum performance adjustment upward or downward is 0.50% annualized.  Depending on the performance of the Fund, during any twelve-month  period,  the two Co-Investment
Advisors together may receive as much as 2.00% or as little as 1.00% in advisory fees.  During the twelve month period  beginning  October 9, 2002, the effective date of the interim  investment  advisory  agreements  for the Fund,  the Fund's management  fee was  charged  at the  base  fee of  1.50%,  with no  performance adjustment.  In the event the total  advisory fee for any monthly period is less than 1.20%  annualized,  GAMCO will  receive  60%, and GIML will receive 40%, of
1/12th of 1.00% of the average daily net assets of GAM Gabelli  Long/Short Fund.
The table below  describes  the advisory fee,  with the  applicable  performance adjustment that the two Co-Investment  Advisors together would receive, based on the  performance  of GAM Gabelli  Long/Short  Fund as compared to its  benchmark index, the S&P:

                                                                        The Co-Investment Advisors
                                                                     together receive a fee of (as a %
If the Performance of GAM                                            of average daily net assets on an
Gabelli Long/Short Fund:                                             annual basis):

                                                 Base Fee +/-
                                            Performance Adjustment
Underperforms the S&P by 6.00% or more          1.50% - 0.500%                      1.00%
Underperforms the S&P by 5.00% to 5.99%         1.50% - 0.375%                     1.125%
Underperforms the S&P by 4.00% to 4.99%         1.50% - 0.250%                      1.25%
Underperforms the S&P by 3.00% to 3.99%         1.50% - 0.125%                     1.375%
Underperforms the S&P by 0.01% to 2.99%         1.50% - 0.000%                      1.50%
Equals the S&P                                       1.50%                          1.50%
Outperforms the S&P by 0.01% to 2.99%           1.50% + 0.000%                      1.50%
Outperforms the S&P by 3.00% to 3.99%           1.50% + 0.125%                     1.625%
Outperforms the S&P by 4.00% to 4.99%           1.50% + 0.250%                      1.75%
Outperforms the S&P by 5.00% to 5.99%           1.50% + 0.375%                     1.875%
Outperforms the S&P by 6.00% or more            1.50% + 0.500%                      2.00%

                                      -24-

     The investment  performance of the GAM Gabelli  Long/Short  Fund during any performance  period shall be the cumulative  monthly  asset-weighted  investment performance of all classes of shares of the Fund. The asset-weighted  investment performance for the Fund for a given month will be calculated by multiplying the investment  performance  of each class for the month by its  average  net assets
(determined  as of the close of  business  on each  business  day of the month), adding the results  together and dividing the sum by the aggregate net assets of all classes of the Fund for that month.  Any class that does not complete a full month of operations in a given month will be excluded  from the  calculation  of the Fund's  investment  performance  for that month. In computing the investment performance  of the Fund and the  investment  record  of the S&P,  the  value of distributions  on realized  capital gains,  the value of capital gains taxed per share  paid  or  payable  on  undistributed  realized  long-term  capital  gains accumulated  to the end of such  period  and  dividends  paid out of  investment income on the part of the Fund,  and all cash  distributions  of the  securities included in the S&P, will be treated as reinvested.

     The actual  advisory  fee paid by each Fund  during the fiscal  years ended
December 31, 2002, 2001 and 2000 are set forth below:

                                Pacific      Japan                  American   GAMerica       Gabelli
       Global    International   Basin      Capital     Europe       Focus      Capital     Long/Short
       ------    -------------   -----      -------     ------       -----      -------     ----------

2002 $  178,084 $    1,793,185 $   96,999 $    81,991 $   230,542 $   583,405 $  1,135,331 $     431,668
2001 $  280,823 $    3,421,671 $  149,703 $   153,033 $   264,372 $   332,629 $  1,090,821 $           0
2000 $  637,339 $    9,649,867 $  378,878 $   483,283 $   289,252 $   308,873 $    792,475 $           0

     The expense  ratio of each Fund may be higher than that of most  registered investment  companies  since the cost of  maintaining  the  custody  of  foreign securities is higher than that for most domestic  funds and the rate of advisory fees paid by the Funds exceeds that of most registered investment companies.  In addition, each Fund bears its own operating expenses.

     Effective November 19, 2003, the Advisor, GAM USA, has contractually agreed to reimburse  expenses of each class of GAM Pacific Basin Fund for the remainder of fiscal year 2003.  For the fiscal year ending  December 31, 2004, the Advisor has agreed to waive fees or  reimburse  expenses of the GAM  Pacific  Basin Fund when necessary so that total fund expenses,  including  management fee,  custody and administrative  fees, as well as other operating  expenses  (excluding 12b-1 fees),  will not exceed 2.20% of average net assets on an annualized  basis. The
Advisor,  however,  may recapture such expenses through December 31, 2005 if the actual expense ratio falls below 2.20%.  Therefore,  if the assets increase to a certain level,  the Advisor will recapture  such expenses  through  December 31,
2005. At no time will the Advisor  recapture  expenses if immediately after such recapture  the  annualized  expense  ratio of the Fund was  greater  than  2.30%
annualized.  The  Fund's  performance  may be lower  or  higher  depending  upon whether,  on an annualized  basis,  the Fund benefits from the expense cap or is required to reimburse the Advisor.

     Principal  Underwriter and Plans of  Distribution.  The Company has entered into distribution  agreements (the "Distribution  Agreements") with GAM Services under which GAM Services has agreed to act as principal  underwriter  and to use reasonable efforts to distribute each Fund's Class A, Class B, Class C and Class
D Shares.  GAM Services is an indirect  wholly owned  subsidiary of Global Asset
Management  Ltd.,  which also controls  GIML.  Global Asset  Management  Ltd. is wholly  owned by UBS AG,  a  banking  corporation  organized  under  the laws of
Switzerland.

                                      -25-

     Pursuant to the Distribution  Agreements,  GAM Services  receives the sales load on sales of Class A,  Class B,  Class C and Class D Shares of the Funds and
reallows a portion  of the sales  load to  dealers/brokers.  GAM  Services  also receives  the  distribution  fees  payable  pursuant  to  the  Funds'  Plans  of
Distribution  for Class A, Class B, Class C and Class D Shares  described  below
(the "Plans"). The Distribution Agreements may be terminated at any time upon 60 days' written notice,  without payment of a penalty, by GAM Services, by vote of a majority of the outstanding  class of voting  securities of the affected Fund, or by vote of a majority of the  Directors  of the Fund who are not  "interested persons"  of the Fund and who have no direct or indirect  financial  interest in the operation of the Distribution  Agreements.  The Distribution Agreements will terminate automatically in the event of their assignment.

     In  addition to the amount  paid to dealers  pursuant  to the sales  charge tables in the Prospectus, GAM Services from time to time may offer assistance to dealers  and  their  registered  representatives  in the  form of  business  and educational or training seminars. Dealers may not use sales of any of the Funds'
shares to qualify for or  participate in such programs to the extent such may be prohibited by a dealer's internal  procedures or by the laws of any state or any self-regulatory  agency, such as the National  Association of Securities Dealers
Regulation,  Inc. Costs associated with incentive or training programs are borne by GAM Services and paid from its own resources or from fees collected under the
Plans.  GAM Services from time to time may reallow all or a portion of the sales charge on Class A, Class C and Class D Shares to individual selling dealers. The aggregate  dollar amount of underwriting  commissions and the amount retained by the Distributor for each of the last three fiscal years is as follows.  Prior to
January 30, 2002, Class C Shares were offered without a front-end sales charge.

                                                                  2002
                                                            (000's omitted)
                                   CLASS A                      CLASS C                      CLASS D
                                           After                       After                         After
                           Aggregate    Reallowance    Aggregate    Reallowance     Aggregate     Reallowance
                           ---------    -----------    ---------    -----------     ---------     -----------

GAM Global Fund           $         2  $           0  $         0  $           0   $          0  $           0
GAM International Fund             42              3            1              0              2              0
GAM Pacific Basin Fund             16              2            0              0              0              0
GAM Japan Capital Fund             21              5            1              1       N/A            N/A
GAM Europe Fund                     9              3            0              0       N/A            N/A
GAM American Focus Fund            39              4           11              0       N/A            N/A
GAMerica Capital Fund              40              9            8              0       N/A            N/A
GAM Gabelli
Long/Short Fund*                  707             77          332              0       N/A            N/A

*    GAM Gabelli Long/Short Fund commenced operations on May 29, 2002.

     For the  fiscal  year  ended  December  31,  2002,  GAM  Services  retained front-end sales loads of $104,290 from the sale of Fund shares.

                                                                  2001
                                                             (000's omitted)
                                           CLASS A                              CLASS D
                                                  After                               After
                                 Aggregate     Reallowance           Aggregate     Reallowance
                                 ---------     -----------           ---------     -----------

GAM Global Fund             $        1         $    1               $    0         $    0
GAM International Fund              18             14                    2              1
GAM Pacific Basin Fund               0              0                    0              0
GAM Japan Capital Fund              18             15                  N/A            N/A
GAM Europe Fund                     37             17                  N/A            N/A
GAM American Focus Fund             27             11                  N/A            N/A
GAMerica Capital Fund               64             47                  N/A            N/A

                                      -26-

     For the  fiscal  year  ended  December  31,  2001,  GAM  Services  retained front-end sales loads of $107,538 from the sale of Fund shares.

                                                                          2000
                                                                    (000's omitted)
                                                   CLASS A                            CLASS D
                                                         After                        After
                                        Aggregate     Reallowance    Aggregate     Reallowance
                                        ---------     -----------    ---------     -----------

GAM Global Fund                    $        18        $    8         $    1         $    0
GAM International Fund                     151            54             25             10
GAM Pacific Basin Fund                      28            10              0              0
GAM Japan Capital Fund                      29            18            N/A            N/A
GAM Europe Fund                             50            22            N/A            N/A
GAM American Focus Fund                     29            15            N/A            N/A
GAMerica Capital Fund                      137            58            N/A            N/A

     For the  fiscal  year  ended  December  31,  2000,  GAM  Services  retained front-end sales loads of $195,503 from the sale of Fund shares.

     The aggregate  dollar amount of contingent  deferred  sales charges paid to and retained by the  Distributor  for the fiscal year ended December 31, 2002 is as follows:

                                                            2002
                                     CLASS A               CLASS C       CLASS D

GAM Global Fund                    $     12         $        723          $ 69
GAM International Fund                 5341                 1267           170
GAM Pacific Basin Fund                 1440                   39             0
GAM Japan Capital Fund                 1259                  149           N/A
GAM Europe Fund                          92                    5           N/A
GAM American Focus Fund                1928                  960           N/A
GAMerica Capital Fund                  2362                 2455           N/A
GAM Gabelli Long/Short Fund               0                48970           N/A

     For the  fiscal  year  ended  December  31,  2002,  GAM  Services  received contingent  deferred  sales loads of $67,241 from the  redemption  of the Funds'
Shares.

     The aggregate  dollar amount of contingent  deferred  sales charges paid to and retained by the  Distributor  for the fiscal year ended December 31, 2001 is as follows:

                                                  2001
                                 CLASS A         CLASS C        CLASS D

GAM Global Fund              $          0  $        684   $          0
GAM International Fund             39,307        12,521              0
GAM Pacific Basin Fund                  0           103              0
GAM Japan Capital Fund                  0            59            N/A
GAM Europe Fund                         0           132            N/A
GAM American Focus Fund                 0         1,275            N/A
GAMerica Capital Fund                 185         2,435            N/A

     For the  fiscal  year  ended  December  31,  2001,  GAM  Services  received contingent  deferred  sales loads of $56,701 from the  redemption  of the Funds'
Shares.

                                      -27-

     Each Fund has adopted separate  distribution  plans under Rule 12b-1 of the
Act for each class of its shares.  The Plans permit each Fund to compensate  GAM
Services  in  connection  with  activities  intended to promote the sale of each class of shares of each Fund. Pursuant to the Plan for Class A Shares, each Fund may pay GAM Services up to 0.30% of average daily net assets of the Fund's Class
A Shares.  Under the Plan for Class B Shares,  each Fund may pay GAM Services up to 1.00% of daily net  assets of the Fund's  Class B Shares.  The Class C Shares under the Plan for Class C Shares may pay GAM  Services up to 1.00% of daily net assets of the  Fund's  Class C Shares.  Under the Plan for Class D Shares,  each
Fund  may  pay  GAM  Services  up to  0.50%  of the  average  daily  net  assets attributable  to Class D Shares of the Fund.  Expenditures by GAM Services under the Plans may consist of: (i)  commissions  to sales  personnel for selling Fund shares;  including travel & entertainment  expenses;  (ii)  compensation,  sales incentives  and  payments  to sales,  marketing  and  service  personnel;  (iii)
payments to  broker-dealers  and other financial  institutions that have entered into  agreements  with GAM  Services in the form of a Dealer  Agreement  for GAM
Funds,  Inc. for services  rendered in connection with the sale and distribution of  shares  of the  Funds;  (iv)  payment  of  expenses  incurred  in sales  and promotional activities, including advertising expenditures related to the Funds;
(v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds'  Prospectus and Statement of Additional  Information  for
distribution  to  potential  investors;  and  (vii)  other  activities  that are reasonably calculated to result in the sale of shares of the Funds.

     A portion  of the fees paid to GAM  Services  pursuant  to the  Plans,  not exceeding  0.25% annually of the average daily net assets of each Fund's shares, may be paid as compensation for providing services to each Fund's  shareholders, including  assistance  in  connection  with  inquiries  related  to  shareholder accounts (the "Service Fees"). In order to receive Service Fees under the Plans, participants  must  meet  such  qualifications  as are  established  in the sole discretion  of GAM  Services,  such as  services  to each  Fund's  shareholders;
services  providing each Fund with more efficient  methods of offering shares to coherent  groups of clients;  members or  prospects of a  participant;  services
permitting  more  efficient   methods  of  purchasing  and  selling  shares;  or
transmission of orders for the purchase or sale of shares by  computerized  tape or other electronic equipment; or other processing.

     The Board of Directors has concluded that there is a reasonable  likelihood that the Plans will  benefit each Fund and its  shareholders  and that the Plans should result in greater  sales and/or fewer  redemptions  of Fund shares.  On a quarterly  basis,  the Directors will review a report on expenditures  under the
Plans and the purposes for which  expenditures  were made.  The  Directors  will conduct an additional, more extensive review annually in determining whether the
Plans  should  be  continued.  Continuation  of the  Plans  from year to year is contingent on annual approval by a majority of the Directors  acting  separately on behalf of each Fund and class and by a majority of the  Directors who are not
"interested  persons" (as defined in the Act) and who have no direct or indirect financial  interest in the operation of the Plans or any related agreements (the
"Plan  Directors").  The Plans  provide that they may not be amended to increase materially  the  costs  that a Fund may bear  pursuant  to the  applicable  Plan without  approval of the  shareholders  of the affected  class of shares of each
Fund and that  other  material  amendments  to the Plans must be  approved  by a majority of the Plan Directors acting separately on behalf of each Fund, by vote cast  in  person  at a  meeting  called  for the  purpose  of  considering  such amendments.  The Plans  further  provide that while each Plan is in effect,  the selection and nomination of Directors who are not "interested  persons" shall be committed to the discretion of the Directors who are not "interested persons." A
Plan may be terminated  at any time by vote of a majority of the Fund  Directors or a majority of the  outstanding  shares of the Class of shares of the affected
Fund to which the Plan relates.

     Total dollar  amounts  paid by each of the Funds  pursuant to the Plans for the fiscal year ended December 31, 2002 are as follows:*

                                      CLASS A       CLASS B     CLASS C       CLASS D

GAM Global Fund                 $      38,302    $  28,414    $ 15,180      $ 3,294
GAM International Fund                437,065      143,308      93,463       48,548
GAM Pacific Basin Fund                 24,308        9,111       2,764        2,032
GAM Japan Capital Fund                 21,472        7,148       3,116          N/A
GAM Europe Fund                        61,611       21,103       4,002          N/A
GAM American Focus Fund               158,179       32,883      23,030          N/A
GAMerica Capital Fund                 261,509      147,628     115,140          N/A
GAM Gabelli Long/Short Fund            28,029       70,308     125,689          N/A

                                      -28-

*    GAM Gabelli Long/Short Fund commenced operations on May 29, 2002.

     Amounts spent on behalf of each of the Funds on various  items  pursuant to the Plans during the fiscal year ended December 31, 2002 are as follows:

                                    Printing &
                                    Mailing of
                                    Prospectuses                                          Interest,
                                     to Other                                              Carrying
                                       Than      Compensation  Compensation  Compensation  or Other
                                      Current         to            to         to Sales    Financing
Fund                    Advertising Shareholders Underwriters  Broker-Dealers Personnel     Charges    Other*
----                    ----------- ------------ ------------  -------------  ---------     -------    ------
CLASS A
GAM Global Fund         $         0 $     7138   $      11,351 $     20,065  $      8,198  $       0  $   2,955
GAM International Fund            0    165,753         113,500      246,253       492,000          0     85,353
GAM Pacific Basin Fund            0      7,645           7,735       11,968         9,806          0      2,389
GAM Japan Capital Fund            0     16,582           7,202       10,066        40,141          0      6,001
GAM Europe Fund                   0     27,938          26,053       23,514        77,144          0     12,282
GAM American Focus Fund           0     81,737          94,876       34,282       247,757          0     33,607
GAMerica Capital Fund             0    100,008          98,549      110,411       303,051          0     56,693
GAM Gabelli Long/Short
   Fund                           0     61,864             278       23,270       141,007          0     63,669

*    The category  designated as "Other"  includes fees paid in connection  with dealer services and wholesaler activities.

                                    Printing &
                                    Mailing of
                                    Prospectuses                                          Interest,
                                     to Other                                              Carrying
                                       Than      Compensation  Compensation  Compensation  or Other
                                      Current         to            to         to Sales    Financing
Fund                    Advertising Shareholders Underwriters  Broker-Dealers Personnel     Charges    Other*
----                    ----------- ------------ ------------  -------------  ---------     -------    ------
CLASS B
GAM Global Fund         $         0 $       312  $         157 $     10,906  $        966  $       0  $     747
GAM International Fund            0         478            277       37,735         1,480          0      4,008
GAM Pacific Basin Fund            0         121             13        2,810           312          0        412
GAM Japan Capital Fund            0          56             10        3,438           139          0        582
GAM Europe Fund                   0          17             13        4,780            47          0      1,339
GAM American Focus Fund           0       2,448             29       34,656         6,860          0      3,270
GAMerica Capital Fund             0       3,565            128       84,019        12,637          0      5,048
GAM Gabelli Long/Short
   Fund                           0      36,379              0      710,764        91,759          0     41,970

     * The category  designated as "Other" includes fees paid in connection with dealer services and wholesaler activities.

                                      -29-

                                    Printing
                                    & Mailing
                                    of
                                    Prospectuses                                           Interest,
                                    to Other                                               Carrying
                                    Than         Compensation  Compensation   Compensation  or Other
                                    Current          to            to          to Sales    Financing
Fund                    Advertising Shareholders Underwriters  Broker-Dealers  Personnel     Charges    Other*
----                    ----------- ------------ ------------  --------------  ---------     -------    ------
CLASS C
GAM Global Fund         $        0  $    1,157  $         226 $     15,033   $      3,402  $       0  $   1,558
GAM International Fund           0         412            879       79,866          1,419          0      3,667
GAM Pacific Basin Fund           0           4              0        2,450             13          0        679
GAM Japan Capital Fund           0         326            711        3,080          1,077          0        323
GAM Europe Fund                  0          26             36        3,899             78          0        224
GAM American Focus Fund          0       2,635             27       29,968          7,007          0      3,313
GAMerica Capital Fund            0       3,369            641      110,478         11,085          0      4,561
GAM Gabelli Long/Short
   Fund                          0      66,563              0      324,972        167,656          0     78,165

     * The category  designated as "Other" includes fees paid in connection with dealer services and wholesaler activities.

                                    Printing &
                                    Mailing of
                                    Prospectuses                                           Interest,
                                     to Other                                              Carrying
                                       Than      Compensation  Compensation  Compensation  or Other
                                      Current         to            to         to Sales    Financing
Fund                    Advertising Shareholders Underwriters  Broker-Dealers Personnel     Charges    Other*
----                    ----------- ------------ ------------  -------------  ---------     -------    ------
CLASS D
GAM Global Fund         $     0   $        0  $          7  $     3,283  $          0  $       0  $     136
GAM International Fund        0          249         1,891       46,489           793          0      2,067
GAM Pacific Basin Fund        0            0            20        2,008             0          0         80
GAM Japan Capital Fund      N/A          N/A           N/A          N/A           N/A          N/A      N/A
GAM Europe Fund             N/A          N/A           N/A          N/A           N/A          N/A      N/A
GAM American Focus Fund     N/A          N/A           N/A          N/A           N/A          N/A      N/A
GAMerica Capital Fund       N/A          N/A           N/A          N/A           N/A          N/A      N/A
GAM Gabelli Long/Short
   Fund                     N/A          N/A           N/A          N/A           N/A          N/A      N/A

     * The category  designated as "Other" includes fees paid in connection with dealer services and wholesaler activities.

     Custodian  and  Administrator.   The  Custodian,   Administrator  and  Fund
Accounting  Agent for the  Company is Brown  Brothers  Harriman  & Co.,  Private
Bankers ("BBH&Co."), a New York Limited Partnership established in 1818. BBH&Co.
has offices  worldwide  and  provides  services to the Company  from its offices located at 40 Water Street,  Boston,  MA 02109. As Custodian,  Administrator and
Fund Accounting  Agent,  BBH&Co. is responsible for the custody of the Company's portfolio  securities and cash,  maintaining the financial and accounting  books and records of the Company,  computing  the  Company's net asset value per share and providing the

                                      -30-

administration  services  required  for the  daily  business  operations  of the
Company. For its services to the Company, BBH&Co. is paid a fee based on the net asset value of each Fund and is reimbursed by the Company for its disbursements, certain expenses and charges based on an  out-of-pocket  schedule agreed upon by
BBH&Co. and the Company from time to time.

     For the fiscal years ended December 31, 2002,  2001 and 2000,  BBH&Co.  was paid the following fees for its services as  Administrator  and Fund  Accounting
Agent:*

                                       2002             2001            2000
                                       ----             ----            ----

GAM Global Fund                  $     46,498     $    57,741      $    86,068
GAM International Fund                197,209         351,590          867,546
GAM Pacific Basin Fund                 38,651          44,146           66,424
GAM Japan Capital Fund                 31,161          36,705           71,580
GAM Europe Fund                        44,978          50,979           48,492
GAM American Focus Fund                78,068          60,633           50,278
GAMerica Capital Fund                 131,989         136,977           96,754
GAM Gabelli Long/Short Fund            43,818               0                0

*    GAM Gabelli Long/Short Fund commenced operations on May 29, 2002.

     Transfer Agent.  Boston Financial Data Services,  P.O. Box 8264, Boston, MA
02266-8264,  serves as shareholder service agent,  dividend-disbursing agent and transfer agent for the Funds.

     Legal Counsel. Coudert Brothers, 1114 Avenue of the Americas, New York, New
York 10036,  acts as legal  counsel  for the Funds,  as well as for GIML and GAM
USA.

     Independent  Accountants.  PricewaterhouseCoopers  LLP,  1177 Avenue of the
Americas, New York, New York 10019-6013, are the independent accountants for the
Company for the fiscal year ending  December 31, 2003.  In addition to reporting annually on the  financial  statements of each Fund,  the Company's  accountants will  review  certain  filings of the  Company  with the SEC and will review the
Company's Federal and state corporation tax returns.

     Reports to  Shareholders.  The fiscal year of the Company  ends on December
31.  Shareholders  of each Fund will be  provided  at least  semi-annually  with reports  showing the portfolio of the Fund and other  information,  including an annual report with financial statements audited by independent accountants.

     Code of Ethics.  Pursuant to Rule 17j-1 of the Act, each Investment Advisor has adopted a Code of Ethics which applies to the personal trading activities of their  employees.  The Code of Ethics for each  Investment  Advisor  establishes standards for personal  securities  transactions by employees  covered under the
Codes of Ethics.  Under the Codes of Ethics,  employees have a duty at all times to place the  interests  of  shareholders  above  their  own,  and never to take inappropriate  advantage of their  position.  As such,  employees are prohibited from engaging in, or recommending, any securities transaction which involves any actual or potential conflict of interest, or any abuse of an employee's position of trust and responsibility.

     The Code of Ethics  adopted  by GIML and GAM USA  applies to them and their affiliates,  and has been  adopted by the  Company and the  Company's  principal underwriter.  All employees of GIML and GAM USA are prohibited from recommending securities  transactions by any Fund without disclosing his or her interest, and are prohibited from  disclosing  current or anticipated  portfolio  transactions with  respect  to any Fund to anyone  unless it is  properly  within  his or her duties to do so.  Employees who are also deemed  investment  personnel under the
Code of Ethics, defined as any person who, in connection with his or her regular functions or duties,  makes,  participates in, or obtains information  regarding the purchase or sale of a security by the Investment Advisor, or whose functions relate to the making of any  recommendations  with respect to such  purchases or sales,  are also prohibited  from:  participating in initial public offerings or private  placements  which  present  conflicts of interest  with the Funds;  and engaging in any securities  transaction  for their own benefit or the benefit of others, including the Funds, while in

                                      -31-

possession of material,  non-public information concerning such securities.  All portfolio managers and investment related staff of GIML and GAM USA are required to notify their local compliance  officer in advance of any personal dealings in securities  which  they  intend  to  carry  out and are  not  permitted  to deal personally  in  securities  within  seven  working  days  (either  in advance or retrospectively)  of carrying out any transaction in the same security on behalf of the Fund(s) they manage.

     The Code of Ethics  adopted  by GAMCO is  designed  to ensure  that  access persons act in the interest of the  investment  companies for which GAMCO serves as investment advisor,  such as GAM Gabelli Long-Short Fund, with respect to any personal trading of securities. Under GAMCO's Code of Ethics, access persons are generally  prohibited from knowingly  buying or selling  securities  (except for mutual funds, U.S. government securities and money market instruments) which are being  purchased,  sold or  considered  for  purchase  or  sale  by GAM  Gabelli
Long-Short Fund unless their proposed purchases are approved in advance.

     The  Investment   Advisors  have  established  under  the  Code  of  Ethics
compliance  procedures to review the personal  securities  transactions of their associated  persons in an effort to ensure compliance with the Code of Ethics in accord with Rule 17j-1 of the Act.

     Copies of the Code of Ethics are on file with and publicly  available  from the SEC.

--------------------------------------------------------------------------------
                              BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

     The Agreements  provide that the  Investment  Advisors shall be responsible for the  selection  of brokers and dealers for the  execution  of the  portfolio transactions of each Fund and, when  applicable,  the negotiation of commissions in connection therewith.

     Purchase  and sale  orders  will  usually be placed  with  brokers  who are selected  based on their  ability to achieve  "best  execution"  of such orders.
"Best  execution"  means  prompt and reliable  execution  at the most  favorable security price, taking into account the other provisions  hereinafter set forth.
The  determination  of what  may  constitute  best  execution  and  price in the execution  of a  securities  transaction  by  a  broker  involves  a  number  of considerations,  including  the overall  direct net economic  result to the Fund
(involving  both price paid or  received  and any  commissions  and other  costs paid),  the efficiency  with which the  transaction is effected,  the ability to effect the transaction at all where a large block is involved,  the availability of the broker to stand ready to execute possibly  difficult  transactions in the
future,  and  the  financial   strength  and  stability  of  the  broker.   Such
considerations are weighed by the Investment Advisors in determining the overall reasonableness of brokerage commissions.

     Each Investment  Advisor is authorized to allocate  brokerage and principal business to brokers who have provided brokerage and research  services,  as such services are defined in Section 28(e) of the Securities Exchange Act of 1934, as
amended (the "1934 Act"),  for the Company  and/or other  accounts for which the
Investment  Advisor  exercises  investment  discretion  (as  defined  in Section
3(a)(35)  of the 1934 Act) and,  as to  transactions  for  which  fixed  minimum commission  rates are not  applicable,  to cause a Fund to pay a commission  for effecting a securities  transaction in excess of the amount another broker would
have  charged  for  effecting  that  transaction,   if  the  Investment  Advisor
determines  in good  faith  that such  amount of  commission  is  reasonable  in relation to the value of the  brokerage and research  services  provided by such broker, viewed in terms of either that particular  transaction or the Investment
Advisor's  overall  responsibilities  with  respect  to the Fund  and the  other accounts  as to which it  exercises  investment  discretion.  In  reaching  such determination,  the  Investment  Advisors  will not be  required  to place or to attempt to place a specific  dollar value on the research or execution  services of a broker  or on the  portion  of any  commission  reflecting  either  of said services.

     Research services  provided by brokers to the Investment  Advisors includes that which brokerage houses customarily  provide to institutional  investors and statistical and economic data and research  reports on particular  companies and industries. Research furnished by brokers may be used by each Investment Advisor for any of its accounts, and not all such research may be used by the Investment
Advisors for the Funds.

                                      -32-

     The  amount of  brokerage  commissions  paid by each Fund  during the three fiscal years ended December 31, 2002, 2001 and 2000 are set forth below:*

                                Pacific      Japan                  American     GAMerica
       Global    International   Basin      Capital      Europe       Focus       Capital    Long/Short*
       ------    -------------   -----      -------      ------       -----       -------    -----------

2002 $   56,891 $      589,655 $   18,096 $    27,091  $   63,550  $   404,523 $     27,091 $      506,038
2001 $   82,372 $    1,952,192 $   46,679 $    43,291  $   87,591  $   350,938 $     38,309 $            0
2000 $  291,940 $    7,200,495 $  147,272 $   113,974  $  250,331  $    16,235 $     32,740 $            0

*    GAM Gabelli Long/Short Fund commenced operations on May 29, 2002.

     Affiliated Transactions. GAM USA and GIML are each an indirect wholly owned subsidiary  of UBS AG.  UBS AG, a  banking  organization  with  headquarters  in
Switzerland,  is an internationally  diversified organization with operations in many  aspects of the  financial  services  industry.  Among UBS AG's  direct and indirect affiliates and related persons are various  broker-dealers that include direct and indirect  subsidiaries in the United States  including UBS Securities
LLC, an  investment  bank and  broker-dealer,  UBS Financial  Services  Inc., an investment  bank and  broker-dealer,  J.C.  Bradford & Co.,  LLC,  a  registered investment  advisor and  broker-dealer,  and UBS Warburg Futures Inc., a futures commission  merchant  and  broker-dealer.  Among UBS AG's  direct  and  indirect affiliates and related persons are various foreign broker-dealers  including UBS
AG London. GAMCO is also affiliated with a broker-dealer, Gabelli & Company.

     As such, when buying or selling  securities,  the Funds may pay commissions to brokers who are affiliated  with the Investment  Advisors in accordance  with procedures adopted by the Board of Directors.  The Funds may purchase securities in certain  underwritten  offerings  for which an  affiliate of the Funds or the
Investment  Advisors  may act as an  underwriter.  The Funds may effect  futures transactions  through,  and pay commissions to, futures commission merchants who are  affiliated  with the  Investment  Advisors or the Funds in accordance  with procedures adopted by the Board of Directors.

     For the fiscal  year ended  December  31,  2002,  the Funds paid  brokerage commissions to affiliated broker-dealers as set forth below:

GAM Global Fund:

                                                                                    % of Aggregate
                          Aggregate                    % of Aggregate               Dollar Amount
                          Dollar Amount of             Commissions                  of Transactions
Affiliated Broker         Commissions Paid             Paid to UBS                  Paid to UBS
-----------------         ----------------             -------------------          -----------

UBS AG Stamford           $           552                       0.97%                        1.33%
UBS Securities            $            29                       0.05%                        0.04%

GAM Japan Capital Fund:

                                                                                    % of Aggregate
                          Aggregate                    % of Aggregate               Dollar Amount
                          Dollar Amount of             Commissions                  of Transactions
Affiliated Broker         Commissions Paid             Paid to SBC                  Paid to SBC
-----------------         ----------------             -------------------          -----------

SBC Warburg Asia          $           162                       0.60%                        0.64%

                                      -33-

GAM Gabelli Long/Short Fund:

                                                                                    % of Aggregate
                          Aggregate                    % of Aggregate               Dollar Amount
                          Dollar Amount of             Commissions                  of Transactions
Affiliated Broker         Commissions Paid             Paid to Gabelli              Paid to Gabelli
-----------------         ----------------             -------------------          ---------------

Gabelli & Company         $        65,510                      62.0%                        54.1%

     For the fiscal  year ended  December  31,  2001,  the Funds paid  brokerage commissions to affiliated broker-dealers as set forth below:

GAM Global Fund:

                                                                                    % of Aggregate
                          Aggregate                    % of Aggregate               Dollar Amount
                          Dollar Amount of             Commissions                  of Transactions
Affiliated Broker         Commissions Paid             Paid to UBS Warburg          Paid to UBS Warburg
-----------------         ----------------             -------------------          -------------------

UBS Warburg Securities Limited  $      273                       0.33%                        0.28%

GAM American Focus Fund:

                                                                                    % of Aggregate
                          Aggregate                    % of Aggregate               Dollar Amount of
                          Dollar Amount of             Commissions Paid to UBS AG   Transactions Paid to UBS
Affiliated Broker         Commissions Paid             Stamford                     AG Stamford
-----------------         ----------------             --------                     -----------

UBS AG Stamford            $          150                       0.04%                        0.09%

     For the fiscal year ended  December  31, 2000,  the GAM Pacific  Basin Fund paid brokerage commissions to affiliated broker-dealer(s) as set forth below:

                                                                                    % of Aggregate
                          Aggregate                    % of Aggregate               Dollar Amount
                          Dollar Amount of             Commissions                  of Transactions
Affiliated Broker         Commissions Paid             Paid To Securities           Paid To Securities
-----------------         ----------------             ------------------           ------------------

UBS Securities LLC                   $207                         0.14%                        0.15%

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

     The Company  offers A, B, C and D Class Shares.  Class B Shares and Class D
Shares are only available through reinvested dividends and exchanges between the
Class B and Class D Shares,  respectively,  of other Funds.  Each Class involves different  sales  charges,  features and expenses as described more fully in the
Prospectus.

PURCHASES AND SALES THROUGH BROKERS

     The Funds have  authorized  one or more  brokers to receive on their behalf purchase  and  redemption  orders.  Such  brokers are  authorized  to  designate intermediaries  to receive orders on the Funds' behalf. A Fund will be deemed to have received an order when an authorized broker or  broker-authorized  designee receives the order. Customer orders, in such cases, will be priced at the Fund's net asset value per share next computed after they are received by an authorized broker or the  broker-authorized  designee.  Investors who purchase  shares on a

                                      -34-

load waived  basis may be charged a fee by their  broker or agent if they effect transactions  in Fund shares through a broker or agent that waives the front end load.

SALES CHARGE REDUCTIONS AND WAIVERS

     Prior to January 30, 2002, Class A Shares of the Funds were offered subject to the following sales charge schedule:

                                                                                    Amount Reallowed to
                              Sales Load (as % of      Sales Load (as % of Net        Dealers (as % of
          Purchase Amount       Offering Price)            Amount Invested)            Offering Price)

up to $100,000                       5.00%                      5.26%                       4.00%
$100,000 - $299,999                  4.00%                      4.17%                       3.00%
$300,000 - $599,999                  3.00%                      3.09%                       2.00%
$600,000 - $999,999                  2.00%                      2.04%                       1.00%
$1,000,000 and over                  0.00%

     Waivers of Front-End Sales Charges. Class A Front-End Sales Charge Waivers.
Front-end  sales  charges will be waived if you buy Class A Shares with proceeds from the following sources:

     1. Redemptions from any registered mutual fund for which GAM Services,  UBS
Global Asset  Management (US) Inc. ("UBS Global AM") or any of their  affiliates serve as principal underwriter or advisor if you:

o    Originally paid a front-end sales charge on the shares; and

o    Reinvest the money within 60 days of the redemption date.

     The Funds'  front-end  sales  charges  will also not apply to  purchases of
Class A Shares by or through:

     2. Employees of the Funds' advisers and their  subsidiaries  and members of the employees'  immediate families;  active and retired Fund Directors and other persons  affiliated  with the Funds or GAM Services or its  affiliates and their
spouses,   minor   children   and   trusts;   and   members   of  the  Board  of
Directors/Trustees  of any  investment  company for which GAM Services or any of its affiliates serves as principal underwriter.

     3. Trust companies and bank trust departments  investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

     4. Retirement plans,  deferred  compensation  plans and trusts used to fund those  plans that have  assets of at least $1  million  or at least 25  eligible employees.

     5. Broker-dealers and other financial  institutions  (including  registered representatives,  registered  investment  advisers and financial  planners) that have entered into a selling  agreement  with GAM Services (or otherwise  have an arrangement with a broker-dealer or other financial  institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing  transactions in Fund shares,  or for otherwise  participating  in the program.

     6. Employees of broker-dealers and other financial institutions  (including registered  investment advisers and financial planners) that have entered into a selling  agreement  with GAM Services or UBS Global AM (or  otherwise  having an arrangement with a broker-dealer or other financial  institution with respect to sales of fund shares),  and their immediate  family  members,  as allowed by the internal policies of their employer.

     7. Insurance company separate accounts.

                                      -35-

     8. Reinvestment of capital gains distributions and dividends.

     9.  College  savings  plans  qualified  under  Section 529 of the  Internal
Revenue Code of 1986, as amended (the "Code") whose  sponsors or  administrators have entered into an agreement with GAM Services,  UBS Global AM or any of their affiliates to perform advisory or administrative services.

     10. Companies  exchanging  shares with or selling assets to a Fund pursuant to a merger, acquisition or exchange offer.

     11. Accounts managed by an affiliate of GAM Services.

     12. Organizations described in Section 501(c)(3) of the Code.

     13. Charitable remainder trusts.

     14. Certain tax qualified plans of  administrators  who have entered into a service agreement with GAM Services or the Fund.

     15. Other  categories of  investors,  at the  discretion  of the Board,  as disclosed in the then current Prospectus of the Funds.

     Class D Front-End Sales Charge  Waivers.  Shares may be offered without the front-end  sales charge to active and retired Fund  Directors  and other persons affiliated  with  the  Fund  or  GAM  Services  or  its  affiliates,  registered representatives of broker-dealers having sales agreements with GAM Services, and spouses  and minor  children  of the  foregoing  persons  or  trusts;  companies exchanging  shares  with or  selling  assets  to a Fund  pursuant  to a  merger, acquisition or exchange offer; persons investing the proceeds of a redemption of shares of any other  investment  company managed or sponsored by an affiliate of
GAM  Services;  accounts  managed by an  affiliate of GAM  Services;  registered investment  advisors and accounts over which they have discretionary  authority;
organizations  providing  administrative services with respect to persons in the preceding category;  registered investment advisors and other financial services firms that purchase shares for the benefit of their clients  participating  in a
"wrap  account"  or  similar  program  under  which  clients  pay a fee  to  the investment advisor or other firm;  organizations  described in Section 501(c)(3)
of the Code;  trust  companies,  bank trust  departments;  retirement,  deferred compensation  plans and trusts used to fund those  plans;  charitable  remainder trusts;  certain tax qualified plans of  administrators  who have entered into a service  agreement  with GAM  Services  or the  Fund;  and other  categories  of investors,  at the  discretion  of the Board,  as  disclosed in the then current
Prospectus of the Funds.

     Large Orders Purchases and Purchases by Eligible Plans.  Purchase orders of
$1 million or more and all  purchase  orders by employee  retirement  plans with more than 100 participants  will not be subject to the front-end sales charge on
Class A Shares.  GAM Services  may advance to dealers a commission  from its own resources in connection with these purchases based upon cumulative sales in each year or  portion  thereof  except  when such  orders  are  received  from  other registered investment companies or investment funds. GAM Services will pay 1% of sales of more than $1 million but less than $3  million;  0.75% on sales of more than $3 million but less than $5 million, 0.50% on sales of more than $5 million but less than $50  million,  and 0.25% on sales of $50 million and above.  Those purchases for which GAM Services pays a commission (and the payment of which has not been waived by the dealer) are  subject to a 1%  contingent  deferred  sales charge ("CDSC") on any shares sold within 12 months of purchase.  In the case of eligible  retirement plans, the CDSC will apply to redemptions at the plan level only.  12b-1  fees  earned on  assets  representing  large  order  purchases  or purchases by eligible  plans will be retained by GAM Services for one year after the  purchase is effected in order to  reimburse  it for a portion of the dealer payment.

     Contingent  Deferred Sales Charge  Waivers.  A CDSC will not be imposed on:
(i) any amount which  represents an increase in value of shares purchased within the  applicable  period  (12  months  for  Class  A; 8, 6, 4, 3 or 2  years,  as applicable,  for Class B; and one year for Class C (i) preceding the redemption;
(ii) the  current net asset value of shares  purchased  prior to the  applicable period;  or (iii) the  current  net  asset  value of  shares  purchased  through reinvestment  of dividends or  distributions  and/or shares acquired in exchange for shares of other GAM

                                      -36-

Funds. Moreover, in determining whether a CDSC is applicable, it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

     In addition, the CDSC, if otherwise applicable,  will be waived in the case of:

     (1)  redemptions  of shares held at the time a shareholder  dies or becomes disabled,  only if the  shares  are:  (a)  registered  either  in the name of an individual  shareholder  (not a trust),  or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship;  or (b) held in a qualified  corporate or  self-employed  retirement plan,  Individual  Retirement
Account  ("IRA") or Custodial  Account under  Section  403(b)(7) of the Internal
Revenue  Code  ("403(b)  Custodial  Account"),  provided in either case that the redemption is requested within one year of the death or initial determination of disability;

     (2) redemptions in connection with minimum  required  distributions  from a qualified  corporate or  self-employed  retirement plan following  retirement or attainment of age 70 1/2, or from an IRA or 403(b) Custodial  Account  following attainment  of age 59 1/2,  but only with respect to that portion of the minimum distribution which bears the same relation to the entire mandatory  distribution as the shares of each class bear to the total assets in the plan;

     (3) all  redemptions  of shares held for the benefit of a participant  in a
Qualified  Retirement  Plan  which  offers  investment  companies  managed by an affiliate of GAM Services ("Eligible Plan"),  provided that the redemption is in connection with the complete  termination of the plan involving the distribution of all plan assets to participants;

     (4) redemptions under the Systematic  Withdrawal Plan, subject to a maximum of 10% per year of the account balance, and further subject to a minimum balance of $10,000 at the beginning of the Systemic Withdrawal Plan; and

     (5) in  connection  with  exchanges for shares of the same class of another
GAM Fund.

     With reference to (1) above, for the purpose of determining disability, the
Distributor  utilizes the definition of disability contained in Section 72(m)(7)
of the Code,  which  relates to the  inability to engage in gainful  employment.
With reference to (2) above, the term  "distribution"  does not encompass direct transfer  of IRA,  403(b)  Custodial  Accounts  or  retirement  plan assets to a successor  custodian  or trustee.  All waivers  will be granted  only  following receipt by the Distributor of confirmation of the shareholder's entitlement.

     Conversion  Feature.  Class B Shares are sold at net asset value without an initial sales charge so that the full amount of an investor's  purchase  payment may be  immediately  invested in the Fund. A CDSC,  however,  will be imposed on
Class B Shares redeemed within six years,  four years,  three years or two years after purchase,  depending on the amount purchased and the date of purchase,  as
more  fully   described  in  the   Prospectus.   Class  B  Shares  will  convert
automatically into Class A Shares, based on the relative net asset values of the shares of the two Classes on the conversion  date,  which will be  approximately eight (8), six (6),  four (4),  three (3) or two (2) years after the date of the original purchase, depending on the amount of Class B Shares purchased and when.
In the case of Class B Shares previously exchanged (see "How to Exchange Shares"
in the  Prospectus),  the period of time the  shares  were held in the GAM Money
Market Account is included in the holding period for conversion.

     Effectiveness  of the  conversion  feature  is  subject  to the  continuing availability  of a ruling of the  Internal  Revenue  Service  or an  opinion  of counsel that:  (i) the  conversion of shares does not constitute a taxable event under the Code,  (ii) Class A Shares  received on  conversion  will have a basis equal to the  shareholder's  basis in the converted  Class B Shares  immediately prior to the  conversion,  and (iii) Class A Shares  received on conversion will have a holding period that includes the holding period of the converted  Class B
Shares.  The conversion  feature may be suspended if the ruling or opinion is no longer available.  In such event, Class B Shares would continue to be subject to
Class B 12b-1 fees.

                                      -37-

     Redemption Fees. With respect to retirement plans  administered by Fidelity
Investments  Institutional  Operations Company, Inc., any redemption fee charged will be assessed on redemption  proceeds on the basis of the value of the shares at the time of redemption.

--------------------------------------------------------------------------------
                      NET ASSET VALUE, DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

     Net Asset Value.  Each Fund determines its net asset value each day the New
York Stock  Exchange is open for trading.  The New York Stock Exchange is closed on the following holidays, in addition to Saturdays and Sundays: New Year's Day,
President's  Day,  Martin  Luther  King,  Jr. Day,  Good Friday,  Memorial  Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Portfolio securities,  including ADR's, EDR's and options, which are traded on stock  exchanges  will be valued  at the last  sale  price as of the close of business on the day the securities  are being valued or,  lacking any sales,  at the last available bid price.  Securities  traded in the over-the counter market and listed on The Nasdaq Stock  Market  ("Nasdaq")  are  normally  valued at the
Nasdaq Official Closing Price. Other over-the-counter  market securities will be valued at the last available bid price in the  over-the-counter  market prior to the time of valuation.  Money market  securities will be valued at market value, except that  instruments  maturing within 60 days of the valuation are valued at amortized  cost.  The other  securities and assets of each Fund for which market quotations may not be readily available (including  restricted  securities which are  subject to  limitations  as to their  sale) will be valued at fair value as determined  in good faith by or under the  direction of the Board of  Directors.
Securities  quoted in foreign  currencies  will be  converted  to United  States dollar equivalents using prevailing market exchange rates.

     Suspension of the  Determination of Net Asset Value. The Board of Directors
may suspend the determination of net asset value and,  accordingly,  redemptions for a Fund for the whole or any part of any period during which (1) the New York
Stock  Exchange  is  closed  (other  than  for  customary  weekend  and  holiday closings),  (2)  trading on the New York Stock  Exchange is  restricted,  (3) an emergency  exists as a result of which disposal of securities  owned by the Fund is not reasonably  practicable or it is not reasonably  practicable for the Fund fairly to  determine  the value of its net  assets,  or (4) the  Securities  and
Exchange Commission may by order permit for the protection of the holders of the
Fund's shares.

     Tax Status. Although each Fund is a series of the Company, it is treated as a separate  corporation  for purposes of the Internal  Revenue Code of 1986,  as
amended    (the    "Code").     Each    Fund    expects    to    meet    certain
diversification-of-assets  and other  requirements in order to qualify under the
Code as a regulated  investment  company.  If it  qualifies,  a Fund will not be subject  to United  States  Federal  income tax on net  ordinary  income and net capital gains which are  distributed  to its  shareholders  within  certain time periods  specified in the Code. Each Fund intends to distribute  annually all of its  net  ordinary  income  and net  capital  gains.  If a Fund  were to fail to distribute  timely  substantially all such income and gains, it would be subject to Federal corporate income tax and, in certain  circumstances,  a 4% excise tax on its undistributed income and gains.

     Distributions from net ordinary income and net short-term capital gains are taxable to  shareholders  as ordinary  income.  The 70%  deduction  available to corporations  for dividends  received from a Fund will apply to ordinary  income distributions only to the extent that they are attributable to a Fund's dividend income from United States corporations. Distributions from net long-term capital gains are taxable to a shareholder as long-term  capital gains regardless of the length of time the shares in respect of which such  distributions  are  received have  been held by the  shareholder.  Dividends  declared  in  December  will be treated  as  received  in  December  as long as they are  actually  paid  before
February 1 of the following year.

     Income  from  foreign  securities  purchased  by a Fund may be reduced by a withholding tax at the source.  If as of the fiscal year-end of a Fund more than
50% of the Fund's  assets are invested in  securities  of foreign  corporations, then the Fund may make an election which will result in the shareholders  having the option to elect either to deduct  their pro rata share of the foreign  taxes paid by the Fund or to use their pro rata share of the foreign taxes paid by the
Fund in  calculating  the  foreign  tax  credit  to  which  they  are  entitled.
Distributions  by a Fund will be  treated  as United  States  source  income for purposes other than computing the foreign tax credit limitation.

                                      -38-

     Distributions  of net  ordinary  income  or net  short-term  capital  gains received by a non-resident alien individual or foreign  corporation which is not engaged in a trade or business in the United States generally will be subject to
Federal  withholding  tax at the rate of 30%,  unless such rate is reduced by an applicable  income tax treaty to which the  United  States is a party.  However,
gains  from  the  sale  by  such   shareholders  of  shares  of  the  Funds  and
distributions to such  shareholders  from long-term capital gains generally will not be subject to the Federal withholding tax.

     Ordinarily, distributions and redemption proceeds earned by a United States shareholder  of a Fund are not  subject to  withholding  of Federal  income tax.
However,  distributions  or redemption  proceeds paid by a Fund to a shareholder may be subject to 20% backup  withholding if the shareholder fails to supply the
Fund or its agent with such shareholder's  taxpayer  identification number or an applicable exemption certificate.

     In addition to the Federal income tax consequences described above relating to an  investment  in a Fund,  there  may be other  Federal,  state or local tax considerations  that depend upon the circumstances of each particular  investor.
Prospective  shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The average annual total return of each Fund for the periods ended June 30,
2003 are set forth in the  table  below.  The  results  are shown  both with and without  deduction  of the sales  load,  since the sales  load can be waived for certain investors.

                                           AVERAGE ANNUAL TOTAL RETURN (%)
---------------- ----------- ---------------------------- ---------------------------- -------------------------
                                      10 Years                      5 Years                      1 Year
                                (or since inception)                  to                           to
                                  to June 30, 2003               June 30, 2003                June 30, 2003
---------------------------- ------------- -------------- ------------- -------------- -------------- ----------
                                 With         Without         With         Without         With         Without
Fund                            Sales          Sales         Sales          Sales          Sales         Sales
Class (Inception Date)           Load          Load           Load          Load           Load           Load
---------------------------- ------------- -------------- ------------- -------------- -------------- ----------
GAM Global Fund
Class A          5/28/86         6.21          6.81         (10.17)        (9.14)         (9.90)         (4.66)
Class B          5/26/98        (8.96)        (8.79)        (10.24)        (9.89)         (10.40)        (5.68)
Class C          5/19/98        (8.96)        (8.96)        (10.03)        (10.03)        (6.93)         (5.99)
Class D          10/6/95         1.11          1.58         (10.48)        (9.84)         (9.82)         (6.55)

GAM International Fund
Class A          1/02/85         3.30          3.88         (13.88)        (12.90)        (16.61)       (11.75)
Class B          5/26/98       (13.40)        (13.26)       (13.80)        (13.52)        (16.83)       (12.45)
Class C          5/19/98       (12.85)        (12.85)       (13.52)        (13.52)        (13.35)       (12.48)
Class D          9/18/95        (1.97)        (1.52)        (13.70)        (13.08)        (15.21)       (12.13)

GAM Europe Fund
Class A          1/01/90         6.31          6.91          (5.52)        (4.44)         (15.34)       (10.42)
Class B          5/26/98        (5.95)        (5.81)         (5.77)        (5.50)         (15.95)       (11.53)
Class C          5/20/98        (6.80)        (6.80)         (6.76)        (6.76)         (14.57)       (13.71)

GAM Pacific Basin Fund
Class A          5/06/87        (1.14)        (0.58)          1.83          2.99          (15.91)       (11.01)
Class B          5/26/98        (1.70)        (1.53)          0.23          0.57          (16.97)       (12.61)
Class C          6/01/98        (3.98)        (3.98)         (3.05)        (3.05)         (15.71)       (14.86)
Class D          10/18/95       (6.09)        (5.66)          0.83          1.55          (16.16)       (13.12)

                                           AVERAGE ANNUAL TOTAL RETURN (%)
---------------- ----------- ---------------------------- ---------------------------- -------------------------
                                      10 Years                      5 Years                      1 Year
                                (or since inception)                  to                           to
                                  to June 30, 2003               June 30, 2003                June 30, 2003
---------------------------- ------------- -------------- ------------- -------------- -------------- ----------
                                 With         Without         With         Without         With         Without
Fund                            Sales          Sales         Sales          Sales          Sales         Sales
Class (Inception Date)           Load          Load           Load          Load           Load           Load
---------------------------- ------------- -------------- ------------- -------------- -------------- ----------
GAM Japan Capital Fund
Class A          7/01/94        (3.16)        (2.55)         (5.41)        (4.33)         (22.22)       (17.70)
Class B          5/26/98        (6.38)        (6.23)         (6.35)        (6.06)         (23.78)       (19.77)
Class C          5/19/98        (7.00)        (7.00)         (6.69)        (6.69)         (22.17)       (21.38)

GAM American Focus Fund
Class A          1/01/90         8.85          9.47          (3.04)        (1.94)         (9.06)         (3.77)
Class B          5/26/98        (2.28)        (2.15)         (3.43)        (3.17)         (9.47)         (4.70)
Class C          7/07/98        (3.96)        (3.96)          N/A            N/A          (5.91)         (4.96)

GAMerica Capital Fund
Class A          5/12/95        12.64          13.43          4.94          6.14          (0.68)          5.10
Class B          5/26/98         5.40          5.56           4.96          5.29          (0.63)          4.37
Class C          5/26/98         5.42          5.42           5.13          5.13           3.35           4.35

GAM Gabelli Long/Short Fund
Class A          5/29/02       (27.65)        (23.78)         N/A            N/A          (19.63)       (14.95)
Class B          5/29/02       (26.50)        (23.68)         N/A            N/A          (19.10)       (14.84)
Class C          5/29/02       (23.78)        (23.78)         N/A            N/A          (15.71)       (14.86)

     As  the  following  formula  indicates,  average  annual  total  return  is determined  by finding the average  annual  compounded  rates of return over the stated time period that would equate a  hypothetical  initial  purchase order of
$1,000 to its redeemable value (including capital  appreciation/depreciation and dividends  and  distributions  paid and  reinvested  less any fees  charged to a shareholder  account)  at the end of the stated  time  period.  The  calculation assumes  that all  dividends  and  distributions  are  reinvested  at the public offering  price on the  reinvestment  dates  during the  period.  The  quotation assumes the account  was  completely  redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

          P(1 + T)n = ERV
 where:
          P =       a hypothetical initial payment of $1,000
          T =       average annual total return
          n =       number of years
          ERV=      ending  redeemable  value of a  hypothetical  $1,000 payment made at the  beginning  of the  one-,  five-,  and  ten-year periods at the end of the one-,  five-, and ten-year periods
                    (or fractional portion thereof).

     Prospective  investors  should note that past results may not be indicative of future performance.  The investment return and principal value of shares of a
Fund will fluctuate so that an investor's  shares,  when redeemed,  may be worth more or less than their original cost.

     Comparative  performance  information  may be  used  from  time  to time in advertising  each  Fund's  shares.  The  performance  of GAM Global  Fund may be compared to the Morgan Stanley Capital  International  ("MSCI") World Index. The
performance  of GAM  International  Fund may be  compared  to the  MSCI  Europe,
Australia,  Far East ("EAFE")  Index.  The performance of GAM Pacific Basin Fund may be compared to the MSCI Pacific Index.  The performance of GAM Japan Capital
Fund may be compared to the Tokyo Stock Exchange  Index.  The performance of GAM
American Focus Fund, GAM Gabelli  Long/Short Fund and GAMerica  Capital Fund may
be compared to the Standard & Poor's 500 Composite Stock Price Index and the Dow
Jones Industrial Average.  The performance of GAM Europe Fund may be compared to the MSCI Europe and Financial Times Actuaries

                                      -40-

World  Indices-Europe.  Each stock index is an  unmanaged  index of common stock prices,  converted into U.S. dollars where appropriate.  Any index selected by a
Fund may not  compute  total  return  in the same  manner  as the  Funds and may exclude,  for  example,  dividends  paid on  stocks  included  in the  index and brokerage or other fees.

--------------------------------------------------------------------------------
                              DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

     GAM Funds, Inc., a Maryland corporation,  was organized on May 7, 1984. The
Company  has  eight  series of common  stock  outstanding,  each of which may be divided  into five  classes  of  shares:  Class A, Class B, Class C, Class D and
Class Y Shares (Class Y Shares are not currently being offered).  Class B Shares include  Sub-Class  B-0  Shares,  Sub-Class  B-1 Shares,  Sub-Class  B-2 Shares,
Sub-Class B-3 Shares and  Sub-Class B-4 Shares.  The five classes of shares of a series represent  interests in the same portfolio of investments,  have the same rights,  and are  generally  identical in all  respects,  except that each class bears its separate  distribution  and certain  class  expenses and has exclusive voting  rights with respect to any matter on which a separate  vote of any class is required  by the Act or Maryland  law.  The net income  attributable  to each class and  dividends  payable on the shares of each class will be reduced by the amount of  distribution  fees and other  expenses of each class.  Class D Shares bear higher 12b-1 fees than Class A Shares,  which will cause the Class D Shares to pay lower  dividends than the Class A Shares.  Class B and Class C Shares pay higher 12b-1 fees than Class A and Class D Shares,  which will cause the Class B and Class C Shares to pay lower  dividends  than the Class A and Class D Shares.
The  Directors,  in the  exercise of their  fiduciary  duties  under the Act and
Maryland law,  will seek to ensure that no conflicts  arise among the classes of shares of a Fund.

     Each share  outstanding is entitled to share equally in dividends and other distributions  and in the net assets of the  respective  class of the respective series on  liquidation.  Shares are fully paid and  non-assessable  when issued, freely  transferable,  have  no  pre-emptive  or  subscription  rights,  and are redeemable and subject to redemption under certain  conditions  described above.
The Funds do not generally issue certificates for shares purchased.

     Each  share  outstanding  entitles  the  holder to one  vote.  If a Fund is separately  affected by a matter requiring a vote, the shareholders of each such
Fund shall vote separately.  The Company is not required to hold annual meetings of  shareholders,  although  special  meetings will be held for purposes such as electing or removing directors,  changing fundamental  policies, or approving an investment  advisory  agreement.  Shareholders will be assisted in communicating with other  shareholders in connection with removing a director as if Section 16
(c) of the Act were applicable.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The  audited  financial  statements  of each Fund for the fiscal year ended
December  31,  2002,  and the report of the Funds'  independent  accountants  in connection therewith, are included in the 2002 Annual Report to Shareholders and are incorporated by reference in this Statement of Additional  Information.  The unaudited  financial  statements  of each Fund for the six months ended June 30,
2003 are  included  in the  2003  Semi-Annual  Report  to  Shareholders  and are
incorporated by reference in this Statement of Additional Information.

                                      -41-

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

         (a)(1)     Articles of Incorporation  of Registrant,  as filed with the
                    State of Maryland on May 7, 1984, as amended or supplemented from time to time, are  incorporated  herein by reference to
                    Post-Effective Amendment No. 35 to Registrant's Registration
                    Statement  on Form N-1A,  as filed with the U.S.  Securities and Exchange Commission ("Commission") via EDGAR on November
                    16, 2001 ("PEA 35").

         (a)(2)     Articles  Supplementary  to  the  Registrant's  Articles  of
                    Incorporation,  adding  GAM Global  Fund,  as filed with the
                    State of  Maryland  on January 16,  1986,  are  incorporated herein by reference to PEA 35.

         (a)(3)     Articles  of  Amendment  to  the  Registrant's  Articles  of
                    Incorporation,  changing the name of the Registrant from GAM
                    International,  Inc. to GAM Funds,  Inc.,  as filed with the
                    State of Maryland on February  18,  1986,  are  incorporated herein by reference to PEA 35.

         (a)(4)     Articles  Supplementary  to  the  Registrant's  Articles  of
                    Incorporation,  adding  GAM Tokyo  Fund,  as filed  with the
                    State of Maryland on December  30,  1986,  are  incorporated herein by reference to PEA 35.

         (a)(5)     Articles  Supplementary  to  the  Registrant's  Articles  of
                    Incorporation,  adding GAM Pacific Basin Fund, as filed with the State of Maryland on March 10,  1987,  are  incorporated herein by reference to PEA 35.

         (a)(6)     Articles  of  Amendment  to  the  Registrant's  Articles  of
                    Incorporation,  amending the  indemnification  provisions of
                    Article NINTH and amending  Article FIFTH, as filed with the
                    State of Maryland on September  14, 1988,  are  incorporated herein by reference to PEA 35.

         (a)(7)     Articles  Supplementary  to  the  Registrant's  Articles  of
                    Incorporation,  adding GAM Europe Fund and GAM North America
                    Fund,  as filed with the State of  Maryland  on October  18,
                    1989, are incorporated herein by reference to PEA 35.

         (a)(8)     Articles  Supplementary  to  the  Registrant's  Articles  of
                    Incorporation,  adding GAM Japan Capital Fund, as filed with the State of Maryland on April 29,  1994,  are  incorporated herein by reference to PEA 35.

         (a)(9)     Articles  Supplementary  to  the  Registrant's  Articles  of
                    Incorporation,    adding    GAMerica    Capital   Fund   and
                    redesignating  GAM Tokyo Fund as GAM Asia Capital  Fund,  as filed  with the State of  Maryland  on March 16,  1995,  are incorporated herein by reference to PEA 35.

         (a)(10)    Articles  of  Amendment  to  the  Registrant's  Articles  of
                    Incorporation, redesignating the shares of each of the Funds as Class A Shares,  as filed with the State of  Maryland  on
                    August 30,  1995,  are  incorporated  herein by reference to
                    Post-Effective Amendment No. 27 to Registrant's Registration
                    Statement  on Form N-1A,  as filed with the  Commission  via
                    EDGAR on April 30, 1996 ("PEA 27").

         (a)(11)    Articles  Supplementary  to  the  Registrant's  Articles  of
                    Incorporation,  adding GAM Mid-Cap  U.S.  Fund and  creating
                    Class D shares of each  existing  series,  as filed with the
                    State of  Maryland  on August  30,  1995,  are  incorporated herein by reference to PEA 27.

         (a)(12)    Articles  Supplementary  to  the  Registrant's  Articles  of
                    Incorporation,  increasing  the number of authorized  shares and allocating such shares among the classes of the existing
                    Funds,  as filed with the State of Maryland on December  15,
                    1995, are incorporated herein by reference to PEA 35.

         (a)(13)    Certificate  of Correction to the  Registrant's  Articles of
                    Incorporation,  correcting the Articles  Supplementary filed
                    December  15,  1995,  as filed with the State of Maryland on
                    February 22, 1996,  is  incorporated  herein by reference to
                    PEA 35.

         (a)(14)    Articles  Supplementary  to  the  Registrant's  Articles  of
                    Incorporation,  increasing  the number of authorized  shares and  allocating  such  shares to certain  classes of certain
                    Funds,  as filed with the State of Maryland on February  22,
                    1996, are incorporated herein by reference to PEA 35.

         (a)(15)    Articles   Supplementary   to   Registrant's   Articles   of
                    Incorporation,  increasing the number of authorized  shares, adding shares of certain Funds as Class B and Class C shares of the existing  series and  creating  GAM Emerging  Markets
                    Capital  Fund, as filed with the State of Maryland on May 7,
                    1998, are incorporated herein by reference to PEA 35.

         (a)(16)    Articles   Supplementary   to   Registrant's   Articles   of
                    Incorporation, reallocating shares due to the closing of GAM
                    Asian  Capital  Fund, as filed with the State of Maryland on
                    May 13,  1999,  are  incorporated  herein  by  reference  to
                    Post-Effective Amendment No. 33 to Registrant's Registration
                    Statement  on Form N-1A,  as filed with the  Commission  via
                    EDGAR on February 29, 2000 ("PEA 33").

         (a)(17)    Articles   Supplementary   to   Registrant's   Articles   of
                    Incorporation,  redesignating the Class A, B and C shares of the GAM North  America  Fund series to reflect a name change to GAM  American  Focus  Fund,  as filed  with the  State of
                    Maryland  on June  22,  2001,  are  incorporated  herein  by reference to PEA 35.

         (a)(18)    Articles   Supplementary   to   Registrant's   Articles   of
                    Incorporation,  adding GAM International Long/Short Fund and
                    GAM American Focus  Long/Short Fund series of the Registrant and  adding  Class Y  shares  to each  of the  Funds  of the
                    Registrant,  as filed with the State of Maryland on December
                    10,   2001,   are   incorporated   herein  by  reference  to
                    Post-Effective Amendment No. 36 to Registrant's Registration
                    Statement  on Form N-1A,  as filed with the  Commission  via
                    EDGAR on January 30, 2002 ("PEA 36").

         (a)(19)    Articles   of   Amendment   to   Registrant's   Articles  of
                    Incorporation,  redesignating  the shares of each  Sub-Class
                    B-1 class of shares  of each of the Funds as  Sub-Class  B-0 and  redesignating the shares of each Sub-Class B-2 class of shares of each of the Funds as Sub-Class  B-1, as filed with the State of Maryland on May 31, 2002,  incorporated  herein
                    by  reference  to   Post-Effective   Amendment   No.  38  to
                    Registrant's  Registration  Statement on Form N-1A, as filed with the  Commission  via EDGAR on  February  28, 2003 ("PEA
                    38").

         (a)(20)    Articles   Supplementary   to   Registrant's   Articles   of
                    Incorporation, reallocating shares of the Classes and Funds, as filed with the State of  Maryland  on May 31,  2002,  are incorporated herein by reference to PEA 38.

         (a)(21)    Articles   of   Amendment   to   Registrant's   Articles  of
                    Incorporation,   redesignating   the  GAM   American   Focus
                    Long/Short Fund as the GAM Gabelli Long/Short Fund, as filed with  the  State of  Maryland  on  November  22,  2002,  are incorporated herein by reference to PEA 38.

         (b)        Second Amended By-Laws of Registrant are incorporated herein by reference to PEA 33.

         (c)        See  Articles  FIFTH,  SIXTH and EIGHTH of the  Registrant's
                    Articles  of  Incorporation,  as  filed  with  the  State of
                    Maryland  on May 7, 1984,  as amended or  supplemented  from time to time, which are incorporated herein by reference.

                    See also,  the  following  sections  of the  Second  Amended
                    By-Laws of the Registrant,  which are incorporated herein by
                    reference:   By-Law   Two:   Stockholders;   By-Law   Three:
                    Directors,   Article   3.3,   Majority   To  Be  Elected  by
                    Stockholders;  By-Law Five: General Provisions, Article 5.1,
                    Waiver of Notice; and By-Law Six: Certificates of Stock.

         (d)(1)     Amended and Restated  Investment Advisory Agreement with GAM
                    International  Management Limited,  dated December 17, 1999, is incorporated herein by reference to PEA 33.

         (d)(2)     Investment  Advisory  Agreement  (Interim) with Global Asset
                    Management  (USA),  Inc.  for the GAM  American  Focus Fund,
                    dated March 26, 2001, is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement  on Form N-1A,  as filed with the  Commission  via
                    EDGAR on April 23, 2001 ("PEA 34").

         (d)(3)     Investment  Advisory  Agreement with Global Asset Management
                    (USA) Inc. for the GAM American Focus Fund,  dated April 25,
                    2001,  as approved by the Board of Directors  and  effective
                    upon  shareholder   approval,   is  incorporated  herein  by
                    reference to PEA 34.

         (d)(4)     Amendment  to  Amended  and  Restated   Investment  Advisory
                    Agreement with GAM International  Management Limited,  dated
                    December 17, 1999, as approved by the Board of Directors and
                    effective  upon  shareholder   approval  of  the  Investment
                    Advisory  Agreement with Global Asset Management (USA) Inc., dated April 25, 2001, is incorporated herein by reference to
                    PEA 34.

         (d)(5)     Amended and  Restated  Investment  Advisory  Agreement  with
                    Global Asset  Management (USA) Inc., dated October 23, 2001, adding the GAM American Focus  Long/Short Fund series of the
                    Registrant, is incorporated herein by reference to PEA 38.

         (d)(6)     Investment   Advisory   Agreement  with  GAM   International
                    Management  Limited  for the GAM  Gabelli  Long/Short  Fund,
                    dated October 9, 2002, is  incorporated  herein by reference to PEA 38.

         (d)(7)     Investment Advisory Agreement with GAMCO Investors, Inc. for the GAM Gabelli  Long/Short  Fund, dated October 9, 2002, is incorporated herein by reference to PEA 38.

         (e)(1)     Third Amended and Restated Distribution  Agreement for Class
                    A Shares with GAM Services,  Inc.,  dated as of May 1, 2000, is incorporated herein by reference to PEA 35.

         (e)(2)     First Amended and Restated Distribution  Agreement for Class
                    B Shares with GAM Services,  Inc.,  dated as of May 1, 2000, is incorporated herein by reference to PEA 35.

         (e)(3)     First Amended and Restated Distribution  Agreement for Class
                    C Shares with GAM Services,  Inc.,  dated as of May 1, 2000, is incorporated herein by reference to PEA 35.

         (e)(4)     Second Amended and Restated Distribution Agreement for Class
                    D Shares with GAM Services,  Inc.,  dated as of May 1, 2000, is incorporated herein by reference to PEA 35.

         (e)(5)     Distribution Agreement for Class Y Shares with GAM Services,
                    Inc.,  dated as of October 23, 2001, is incorporated  herein by reference to PEA 35.

         (f)        Not Applicable.

         (g)(1)     Custodian  Agreement  with  Brown  Brothers  Harriman & Co., dated June 27, 2001, is incorporated  herein by reference to
                    PEA 35.

         (g)(2)     Addendum dated November 12, 2001 to the Custodian  Agreement with Brown  Brothers  Harriman & Co.,  dated June 27,  2001, adding  the GAM  International  Long/Short  Fund and the GAM
                    American Focus Long/Short Fund series of the Registrant,  is incorporated herein by reference to PEA 35.

         (h)(1)     Administration Agreement with Brown Brothers Harriman & Co., dated October 1, 1995, is  incorporated  herein by reference to PEA 28.

         (h)(2)     Addendum  dated  November  12,  2001  to the  Administration
                    Agreement with Brown Brothers  Harriman & Co., dated October
                    1, 1995,  adding the GAM  International  Long/Short Fund and the  GAM  American  Focus  Long/Short  Fund  series  of  the
                    Registrant, is incorporated herein by reference to PEA 35.

         (h)(3)     Transfer Agency Agreement with PFPC, Inc. dated May 20, 2002 is incorporated herein by reference to PEA 38.

         (h)(4)     Transfer  Agency   Agreement  with  Boston   Financial  Data
                    Services to be filed by amendment.

         (i)(1)     Legal  opinion of Venable,  Baetjer  and Howard,  LLP, to be filed by amendment.

         (i)(2)     Legal  opinion  of  Coudert  Brothers  LLP,  to be  filed by amendment.

         (j)(1)     Consent  of  PricewaterhouseCoopers  is  filed  herewith  as
                    Exhibit No. EX-99.j.1.

         (j)(2)     Powers of Attorney,  dated January 29, 2003, for Mr. Landau,
                    Mr. McGuire,  Mr. Weiser, and Dr. Poschadel are incorporated herein by reference to PEA 38.

         (k)        Not Applicable.

         (l)        None.

         (m)(1)     First  Amended  Plan of  Distribution  for  Class A  Shares,
                    adopted by the  Registrant  pursuant to Rule 12b-1 under the
                    Investment  Company  Act of 1940,  as  amended,  (the  "1940
                    Act"), is incorporated herein by reference to PEA 35.

         (m)(2)     First  Amended  Plan of  Distribution  for  Class B  Shares,
                    adopted by the  Registrant  pursuant to Rule 12b-1 under the
                    1940 Act, is incorporated herein by reference to PEA 35.

         (m)(3)     First  Amended  Plan of  Distribution  for  Class C  Shares,
                    adopted by the  Registrant  pursuant to Rule 12b-1 under the
                    1940 Act, is incorporated herein by reference to PEA 35.

         (m)(4)     First  Amended  Plan of  Distribution  for  Class D  Shares,
                    adopted by the  Registrant  pursuant to Rule 12b-1 under the
                    1940 Act, is incorporated herein by reference to PEA 35.

         (m)(5)     Second  Amended  Plan of  Distribution  for  Class A Shares,
                    adopted by the  Registrant  on October 23, 2001  pursuant to
                    Rule 12b-1 under the 1940 Act,  effective  as of January 30,
                    2002, is incorporated herein by reference to PEA 35.

         (m)(6)     Second  Amended  Plan of  Distribution  for  Class B Shares,
                    adopted by the  Registrant  on October 23, 2001  pursuant to
                    Rule 12b-1 under the 1940 Act,  effective  as of January 30,
                    2002, is incorporated herein by reference to PEA 35.

         (m)(7)     Second  Amended  Plan of  Distribution  for  Class C Shares,
                    adopted by the  Registrant  on October 23, 2001  pursuant to
                    Rule 12b-1 under the 1940 Act,  effective  as of January 30,
                    2002, is incorporated herein by reference to PEA 35.

         (m)(8)     Second  Amended  Plan of  Distribution  for  Class D Shares,
                    adopted by the  Registrant  on October 23, 2001  pursuant to
                    Rule 12b-1 under the 1940 Act,  effective  as of January 30,
                    2002, is incorporated herein by reference to PEA 35.

         (n)        Rule 18f-3  Multiple Class Plan for Classes A, B, C, D and Y
                    shares  adopted  by  the  Registrant  on  October  23,  2001 pursuant  to Rule 18f-3  under the 1940 Act,  as amended and restated  on April  30,  2002,  is  incorporated  herein  by reference to PEA 38.

         (o)        Reserved.

         (p)(1)     Joint Code of Ethics for Global Asset Management (USA) Inc.,
                    GAM International Management Limited, GAM Investments, Inc.,
                    GAM  Services,  Inc.  and the  Registrant,  pursuant to Rule
                    17j-1 of the 1940 Act, is  incorporated  herein by reference to PEA 35.

         (p)(2)     Code of Ethics for GAMCO Investors,  Inc.,  pursuant to Rule
                    17j-1 of the 1940 Act, is  incorporated  herein by reference to PEA 38.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

ITEM 25.          INDEMNIFICATION.

     All officers,  directors,  employees and agents of the Registrant are to be indemnified  to the fullest extent  permitted by law for any  liabilities of any nature  whatsoever  incurred in connection  with the affairs of the  Registrant, except in cases  where  willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard of duties to the  Registrant  are  established.  See Article
NINTH of the Articles of Incorporation of the Registrant, as amended, for a more complete description of matters related to indemnification.

     GAM Services Inc. ("GAM Services"), the Registrant's principal underwriter, will be indemnified against all claims, demands,  liabilities and expenses which may be  incurred by it arising out of any untrue  statement,  or alleged  untrue statement,  of a  material  fact  contained  in  the  Registrant's  registration statement or material omission, or alleged material omission, therein.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

     GAM International  Management  Limited,  Global Asset Management (USA) Inc.
and GAMCO Investors, Inc. are the investment advisors and co-investment advisors to the Registrant.  Global Asset Management (USA) Inc. and GAMCO Investors, Inc.
also  provide  investment  advisory  services  to a number  of other  investment companies.

                      GAM INTERNATIONAL MANAGEMENT LIMITED

Name and Address                      Principal Occupations During the Past Two Years

DR. BURKHARD POSCHADEL                2000 to present - Group Chief Executive Officer, Global
                                      Asset Management Limited, 12 St. James's Place, London
Global Asset Management (USA) Inc.    SW1A 1NX; 1998-2000 - Head of Human Resources, UBS AG,
135 East 57th Street                  Gartenstrasse 9, Basel, CH 4052.
New York, NY 10022

ANDREW WILLS (Director)               July 1986 to  present -  Financial  Services  Controller,
                                      GAM  International  Management  Limited,  12 St.  James's
Global Asset Management Limited       Place, London SW1A 1NX, United Kingdom.
12 St. James's Place
London SW1A 1NX
United Kingdom

ANDREW HANGES (Director)              November 2000 to present - Chief Executive Officer and
                                      Director, GAM International Management Limited, Global
Global Asset Management Limited       Asset Management Limited, Global Asset Management (UK)
12 St. James's Place                  Ltd., 12 St. James's Place, London SW1A 1NX, United
London SW1A 1NX                       Kingdom; February 1997 to present - Director -
United Kingdom                        Operations, Global Asset Management (UK) Ltd., 12 St.
                                      James's Place, London SW1A 1NX, United Kingdom.

GORDON DAVID GRENDER (Director)       May 1983 to present  - Independent Contractor, Global
                                      Asset Management (UK) Ltd., 12 St. James's Place, London
Global Asset Management Limited       SW1A 1NX, United Kingdom; 1994 to present - Director,
12 St. James's Place                  GAM International Management Ltd., 12 St. James's Place,
London SW1A 1NX                       London SW1A 1NX, United Kingdom.
United Kingdom

                       GLOBAL ASSET MANAGEMENT (USA) INC.

Name and Address                      Principal Occupations During the Past Two Years

DR. BURKHARD POSCHADEL                Business Background: May 2000 to Present, President and
                                      Director, Global Asset Management (USA) Inc., 135 East
President and Director                57th Street, New York, NY 10022; May 2000-Present, Chief
Global Asset Management (USA) Inc.    Executive Officer, Global Asset Management Limited
135 East 57th Street                  (Zurich), Klaustrasse 10, 8034 Zurich, Switzerland; 1984
New York, NY 10022                    - 2000, Head of Human Resources, UBS AG, Gartenstrasse
                                      9, Basel, CH 4052.

BENJAMIN FRANKLIN LENHARDT JR.        Business Background: May 2000 to Present, Director,
                                      Global Asset Management (USA) Inc., 135 East 57th
Director; President, CEO and          Street, New York, NY; 1995 to Present, Director, UBS
Managing Director of Brinson          Brinson, Inc., 209 South LaSalle Street, Chicago, IL.
Partners
UBS Asset Management
209 S. LaSalle Street
Chicago, IL

DAVID ALAN ANDERSON                   Business Background: March 1998 to present, Managing
                                      Director-Clients - Americas, Global Asset Management
Managing Director-Clients - Americas  (USA) Inc., 135 East 57th Street, New York, NY; since
Global Asset Management (USA) Inc.    July 1995, Registered Principal, GAM Services, Inc., 135
135 East 57th Street                  East 57th Street, New York, NY.
New York, NY 10022

KEVIN JOHN BLANCHFIELD                Business Background: November 1993 to present, Chief
                                      Operating Officer, Treasurer and Managing Director,
Chief Operating Officer, Treasurer    Global Asset Management (USA) Inc., GAM Funds, Inc., GAM
and Managing Director                 Investments, Inc. and GAM Services, Inc., 135 East 57th
Global Asset Management (USA) Inc.    Street, New York, NY.
135 East 57th Street
New York, NY 10022

JOSEPH J. ALLESSIE                    Business Background: February 1999 to present, General
                                      Counsel and Corporate Secretary, Global Asset Management
General Counsel and Corporate         (USA) Inc., GAM Funds, Inc., GAM Investments Inc., and
Secretary                             GAM Services Inc., 135 East 57th Street, New York, NY.
Global Asset Management (USA) Inc.
135 East 57th Street
New York, NY 10022

TERESA B. RIGGIN                      Business Background: January 1994 to present, Vice
                                      President - Administration, Global Asset Management
Vice President - Administration       (USA) Inc., GAM Funds, Inc., GAM Investments, Inc. and
Global Asset Management (USA) Inc.    GAM Services, Inc, 135 East 57th Street, New York, NY.
135 East 57th Street
New York, NY 10022

JAMES A. ABATE                        Business Background: January 2001 to present, Investment
                                      Director, Global Asset Management (USA) Inc., 135 East
Investment Director                   57th Street, New York, NY; 1995-2000, Managing
Global Asset Management (USA) Inc.    Director/Portfolio Manager, Credit Suisse Asset
135 East 57th Street                  Management, 153 East 53rd Street, New York, NY.
New York, NY 10022

NANCY S. ANDREWS                      Business Background: September 2000 to present,
                                      Investment Manager in the GAM Multi-Manager Group,
Investment Manager                    Global Asset Management (USA) Inc., 135 East 57th
Global Asset Management (USA) Inc.    Street, New York, NY.
135 East 57th Street
New York, NY 10022

DAVID S. AHN                          Business Background: August 1999 to Present - Investment
                                      Manager in the GAM Multi-Manager Group, Global Asset
Investment Manager                    Management (USA) Inc., 135 East 57th Street, New York,
Global Asset Management (USA) Inc.    NY; 1997-1999, Hedge Fund Analyst, Hennessee Group, 500
135 East 57th Street                  5th Ave. #47, New York, NY.
New York, NY 10022

                              GAMCO INVESTORS, INC.

Name and Address                      Principal Occupations During the Past Two Years

MARIO J. GABELLI                      Business Background:  Senior Executive Officer of GAMCO
                                      Investors, Inc. and Senior Executive and Majority
Chief Executive Officer               Shareholder of Gabelli Asset Management, Inc., the
and Chief Investment Officer          ultimate parent company of GAMCO Investors, Inc.
GAMCO Investors, Inc.
One Corporate Center
Rye, NY  10580-1422

DOUGLAS R. JAMESON                    Business Background:  Executive Officer and Director of
                                      GAMCO Investors, Inc.
Executive Vice President,
Chief Operating Officer, Managing
Director, and Director
GAMCO Investors, Inc.
One Corporate Center
Rye, NY  10580-1422

REGINA M. PITARO                      Business Background:  Executive Officer and Director of
                                      GAMCO Investors, Inc.
Managing Director and Director
GAMCO Investors, Inc.
One Corporate Center
Rye, NY  10580-1422

JOSEPH R. RINDLER                     Business Background:  Executive Officer and Director of
                                      GAMCO Investors, Inc.
Chairman and Director
GAMCO Investors, Inc.
One Corporate Center
Rye, NY  10580-1422

WILLIAM S. SELBY                      Business Background:  Executive Officer and Director of
                                      GAMCO Investors, Inc.
Managing Director and Director
GAMCO Investors, Inc.
One Corporate Center
Rye, NY  10580-1422

FEDERICK W. SCHOLZ                    Business Background:  Executive Officer and Director of
                                      GAMCO Investors, Inc.
Managing Director and Director
GAMCO Investors, Inc.
One Corporate Center
Rye, NY  10580-1422

ROBERT S. ZUCCARRO                    Business Background:  Executive Officer of GAMCO
                                      Investors, Inc.
Vice President and Chief
Financial Officer
GAMCO Investors, Inc.
One Corporate Center
Rye, NY  10580-1422

JAMES E. MCKEE                        Business Background:  Executive Officer of GAMCO
                                      Investors, Inc.
Vice President, General
 Counsel and Secretary
GAMCO Investors, Inc.
One Corporate Center
Rye, NY  10580-1422

ITEM 27. PRINCIPAL UNDERWRITERS.

(a)      None.

(b)  Name and Principal                  Position & Offices              Positions & Offices
        Business Address                  with Underwriter                 with Registrant
        ----------------                  ----------------                 ---------------
    Kevin J. Blanchfield              Chief Operating Officer,      Vice President and Treasurer
    135 East 57th Street               Treasurer and Director
    New York, NY 10022

    Joseph J. Allessie             General Counsel and Secretary    General Counsel and Secretary
    135 East 57th Street
    New York, NY 10022

    Teresa B. Riggin                      Vice President -               Assistant Secretary
    135 East 57th Street            Administration and Assistant
    New York, NY 10022                       Secretary

(c)      Not Applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.

     The  accounts,  books and other  documents  required  to be  maintained  by
Registrant pursuant to Rule 31a-1(a) of the Act are maintained as follows:

          Accounts and Records Pursuant to Rule:          Location

31a - 1(b)(1)                                     Brown Brothers Harriman & Co.
31a - 1(b)(2)(i)                                  40 Water Street
31a - 1(b)(2)(ii)                                 Boston, Massachusetts 02109
31a - 1(b)(2)(iii)
31a - 1(b)(3)
31a - 1(b)(5)-(8)
31a - 1(b)(10)

31a - 1(b)(1)                                     Boston Financial Data Services, Inc.
31a - 1(b)(2)(iv)                                 PO Box 8264
                                                  Boston, MA 02266

31a - 1(b)(9)-(11)                                GAM International Management Limited
                                                  12 St. James's Place
                                                  London SW1A 1NX, England

                                                  Global Asset Management (USA) Inc.
                                                  135 East 57th Street
                                                  New York, NY 10022

                                                  GAMCO Investors, Inc.
                                                  One Corporate Center
                                                  Rye, NY  10580-1422

31a - 1(b)(4)                                     Coudert Brothers
                                                  1114 Avenue of the Americas
                                                  New York, New York 10036

                                                  Global Asset Management (USA) Inc.
                                                  135 East 57th Street
                                                  New York, NY 10022

ITEM 29.          MANAGEMENT SERVICES.

                  Not Applicable.

ITEM 30. UNDERTAKINGS.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to directors,  officers and controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant of expenses  incurred or paid by a director,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted by such  director,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant certifies  that it  meets  all of the  requirements  for  effectiveness  of this registration statement under Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned,  duly authorized,  in the City of New York,  and the State of New York on the 24th day
of November, 2003.

                                                        GAM Funds, Inc.

                                                        /s/Joseph J. Allessie
                                                        Joseph J. Allessie
                                                        Secretary

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the date(s) indicated.

Signature                                   Title                           Date
---------                                   -----                           ----

/s/Dr. Burkhard Poschadel      *            President and Director          November 24, 2003
-------------------------------
Dr. Burkhard Poschadel
(Principal Executive Officer)

/s/Kevin J. Blanchfield                     Vice President and Treasurer    November 24, 2003
-------------------------------
Kevin J. Blanchfield                        (Principal Financial
                                            and Accounting Officer)

/s/Roland Weiser              *             Director                        November 24, 2003
-------------------------------
Roland Weiser

/s/George W. Landau           *             Director                        November 24, 2003
-------------------------------
George W. Landau

/s/Robert J. McGuire          *             Director                        November 24, 2003
-------------------------------
Robert J. McGuire

         * By  /s/Joseph J. Allessie
               -----------------------------
               Executed  by Joseph  J.  Allessie  on  behalf of those  indicated
               pursuant  to  Powers  of  Attorney  as  incorporated   herein  by
               reference.

                                             EXHIBIT INDEX
                                             -------------

FORM N-1A                                                            EDGAR
EXHIBIT NO.           DESCRIPTION                                    EXHIBIT NO.

Item 23 (j)(1)        Consent of PricewaterhouseCoopers              EX-99.j.1